                                                      Registration Nos: 33-83354
                                                                        811-8732

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 9

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 12

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                               (Name of Depositor)

           333 West 34th Street, 10th Floor, New York, New York 10001
           ----------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (212) 830-4901

                          Catherine S. Mulholland, Esq.
                                 General Counsel
                      First Citicorp Life Insurance Company
                            800 Silver Lake Boulevard
                              Dover, Delaware 19904
               (Name and Address of Agent for Service of Process)

                                    Copy to:
                            Stephen E. Roth, Esquire
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415

Approximate Date of Proposed Public Offering:

It is proposed that this filling will become effective:
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2000 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on                              pursuant to paragraph (a)(i) pf Rule 485
        ---------------------------

If appropriate, check the following box:

[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                     PART A

                      Information Required in a Prospectus

                                     PART A


                                   PROSPECTUS

          SUPPLEMENT DATED MAY 1, 2000 TO PROSPECTUS DATED MAY 1, 2000

              First Citicorp Life Variable Annuity Separate Account
                      First Citicorp Life Insurance Company

               Flexible Premium Deferred Variable Annuity Contract

For all Contracts applied for prior to February 1, 1999, the prospectus dated May 1, 2000 is amended to reflect mortality and expense risk charges equal, on an annual basis, to 0.84% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.


                                    * * * * *


The first paragraph in the section captioned "5. Charges and Deductions" (page
4) is revised as follows:

The Contract has insurance features and investment features and there are costs related to each. Each year, we deduct a $30 contract fee from your Contract. This charge is waived if the value of your Contract is at least $25,000 or if you have added at least $2,500 ($2,000 for Qualified Contracts) in additional purchase payments to your Contract during the last 12 months. We also deduct for insurance charges a total of 0.99% of the average daily value of your contract allocated to the subaccounts. We may change this charge in the future but it will never be greater than 1.40%.

The Table of "Separate Account Annual Expenses" in the section captioned "FEE TABLES" (page 5) is revised as follows:


SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
     of average net assets)
     Mortality and Expense Risk Charge                     0.84%
     Administration Charge                                 0.15%
                                                           ----
                Total Separate Account Expenses            0.99%

The paragraph titled "Mortality and Expense Risk Charge" in the section captioned "SECTION 5. CHARGES AND DEDUCTIONS" (page 12) is replaced with the following:

     This charge is for all of the insurance benefits included under the Contract such as the guaranteed minimum interest rate used to calculate Fixed Annuity Income Payments, the guarantee that annuity income payments will continue for the life of the Annuitant, the guaranteed death benefits and for the risk that the current charges will be insufficient to cover the cost of administering the Contract in the future. If the charges under the Contract are not sufficient, then we will bear the loss. Currently, the Mortality and Expense Risk Charge is equal, on an annual basis, to 0.84% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.

The section captioned "Examples" (page 6) is replaced with the following:

EXAMPLES: You will pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:1 If you surrender or annuitize the Contract under an annuity income option not providing a life annuity or a life annuity with a period certain of at least five years at the end of the applicable time period.

                                                            1 Year         3 Years         5 Years           10 Years
                                                            ---------------------------------------------------------
CitiSelect VIP Folio 200 Conservative                         $ 82           $ 105           $ 130              $ 223
CitiSelect VIP Folio 300 Balanced                             $ 82           $ 105           $ 130              $ 223
CitiSelect VIP Folio 400 Growth                               $ 85           $ 114           $ 145              $ 253
CitiSelect VIP Folio 500 Growth Plus                          $ 85           $ 114           $ 145              $ 253
CitiFunds Small Cap Growth VIP Portfolio                      $ 82           $ 104           $ 128              $ 218
Fidelity VIP Growth Portfolio                                 $ 80           $  96           $ 115              $ 192
Fidelity VIP High Income Portfolio                            $ 80           $  97           $ 117              $ 196
Fidelity VIP Equity-Income Portfolio                          $ 79           $  93           $ 111              $ 182
Fidelity VIP Overseas Portfolio                               $ 82           $ 103           $ 126              $ 215
Fidelity VIP II Contrafund Portfolio                          $ 80           $  96           $ 115              $ 192
Fidelity VIP II Index 500 Portfolio                           $ 76           $  85           $  96              $ 152
AIM V.I. Capital Appreciation Fund                            $ 80           $  99           $ 119              $ 200
AIM V.I. Government Securities Fund                           $ 82           $ 104           $ 128              $ 218
AIM V.I. Growth Fund                                          $ 80           $  99           $ 119              $ 200
AIM V.I. Growth and Income Fund                               $ 81           $ 100           $ 121              $ 204
AIM V.I. International Equity Fund                            $ 83           $ 106           $ 131              $ 225
AIM V.I. Value Fund                                           $ 81           $  99           $ 121              $ 203
MFS Global Governments Series                                 $ 82           $ 104           $ 128              $ 219
MFS Money Market Series                                       $ 79           $  95           $ 113              $ 187
MFS Bond Series                                               $ 81           $  99           $ 121              $ 203
MFS Total Return Series                                       $ 82           $ 104           $ 128              $ 218
MFS Research Series                                           $ 82           $ 102           $ 126              $ 214
MFS Emerging Growth Series                                    $ 81           $ 102           $ 125              $ 212

            If you don't surrender the Contract or you annuitize it under an annuity income option providing either a life annuity or a life annuity with a period certain of at least five years at the end of the applicable time period.


                                                         1 Year          3 Years        5 Years        10 Years
                                                         ------------------------------------------------------
CitiSelect VIP Folio 200 Conservative                      $ 19            $ 60           $ 103           $ 223
CitiSelect VIP Folio 300 Balanced                          $ 19            $ 60           $ 103           $ 223
CitiSelect VIP Folio 400 Growth                            $ 22            $ 69           $ 118           $ 253
CitiSelect VIP Folio 500 Growth Plus                       $ 22            $ 69           $ 118           $ 253
CitiFunds Small Cap Growth VIP Portfolio                   $ 19            $ 59           $ 101           $ 218
Fidelity VIP Growth Portfolio                              $ 17            $ 51           $  88           $ 192
Fidelity VIP High Income Portfolio                         $ 17            $ 52           $  90           $ 196
Fidelity VIP Equity-Income Portfolio                       $ 16            $ 48           $  84           $ 182
Fidelity VIP Overseas Portfolio                            $ 19            $ 58           $  99           $ 215
Fidelity VIP II Contrafund Portfolio                       $ 17            $ 51           $  88           $ 192
Fidelity VIP II Index 500 Portfolio                        $ 13            $ 40           $  69           $ 152
AIM V.I. Capital Appreciation Fund                         $ 17            $ 54           $  92           $ 200
AIM V.I. Government Securities Fund                        $ 19            $ 59           $ 101           $ 218
AIM V.I. Growth Fund                                       $ 16            $ 54           $  92           $ 200
AIM V.I. Growth and Income Fund                            $ 19            $ 55           $  94           $ 204
AIM V.I. International Equity Fund                         $ 18            $ 61           $ 104           $ 225
AIM V.I. Value Fund                                        $ 19            $ 54           $  94           $ 203
MFS Global Governments Series                              $ 19            $ 59           $ 101           $ 219
MFS Money Market Series                                    $ 16            $ 50           $  86           $ 187
MFS Bond Series                                            $ 18            $ 54           $  94           $ 203
MFS Total Return Series                                    $ 19            $ 59           $ 101           $ 218
MFS Research Series                                        $ 19            $ 57           $  99           $ 214
MFS Emerging Growth Series                                 $ 18            $ 57           $  98           $ 212

FOOTNOTES TO EXAMPLES

The foregoing tables are intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. The tables reflect fiscal year 1999 expenses for the Separate Account and fiscal year 1999 expenses for the investment portfolios.

1. Premium taxes are not reflected in the Examples. We may apply premium taxes ranging up to 3.5%, depending on the laws of various jurisdictions. In addition, the Examples do not reflect any transfer charges. The $30 Annual Contract Fee is reflected in the Examples by dividing the total Annual Contract Fees collected during fiscal year 1999 by the total of all Contract assets under management as of the end of fiscal year 1998. This converts the Annual Contract Fee to a factor of $0.17 for purposes of the examples based on a $1,000 investment.


    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE 5% ANNUAL RATE OF RETURN IS HYPOTHETICAL AND DOES NOT REPRESENT PAST OR FUTURE ANNUAL RETURNS. ACTUAL RETURNS MAY BE GREATER OR LESS THAN THE 5% ASSUMED RATE.

                        CONDENSED FINANCIAL INFORMATION

The following shows Accumulation Unit Values and number of Accumulation Units for the period from the commencement of business(2/21/95) through December 31, 1999 for each of the subaccounts. This condensed financial information is derived from the financial statements of the Separate Accounts and should be read in conjunction with the financial statements, related notes and other financial information contained in the SAI.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               From Commencement of
                                                  Year Ending     Year Ending   Year Ending       Year Ending     Operations to
                             Subaccount            12/31/99         12/31/98      12/31/97          12/31/96         12/31/95*
-----------------------------------------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 200 Conservative
   Unit Value Beginning of Period                       $1.13           $1.06         $1.00               --                 --
   Unit Value End of Period                             $1.14           $1.13         $1.06               --                 --
   Number of Accumulation Units Outstanding         6,697,215       8,486,948     5,186,850               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 300 Balanced
   Unit Value Beginning of Period                       $1.14           $1.07         $1.00               --                 --
   Unit Value End of Period                             $1.18           $1.14         $1.07               --                 --
   Number of Accumulation Units Outstanding        10,546,542      13,807,523     9,994,557               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 400 Growth
   Unit Value Beginning of Period                       $1.10           $1.08         $1.00               --                 --
   Unit Value End of Period                             $1.19           $1.10         $1.08               --                 --
   Number of Accumulation Units Outstanding         6,033,212       9,177,901     7,624,470               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
CitiSelect VIP Folio 500 Growth Plus
   Unit Value Beginning of Period                       $1.10           $1.09         $1.00               --                 --
   Unit Value End of Period                             $1.22           $1.10         $1.09               --                 --
   Number of Accumulation Units Outstanding         2,351,967       3,582,943     2,332,285               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
CitiFunds Small Cap Growth VIP Portfolio
   Unit Value Beginning of Period                       $1.05           $1.11         $1.00               --                 --
   Unit Value End of Period                             $1.44           $1.05         $1.11               --                 --
   Number of Accumulation Units Outstanding         1,834,607       1,427,896       811,490               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio
   Unit Value Beginning of Period                       $2.49           $1.80         $1.48            $1.31              $1.00
   Unit Value End of Period                             $3.38           $2.49         $1.80            $1.48              $1.31
   Number of Accumulation Units Outstanding        12,745,698       9,921,446     6,485,960        2,902,936          1,237,930
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio
   Unit Value Beginning of Period                       $1.08           $1.14         $1.00               --                 --
   Unit Value End of Period                             $1.15           $1.08         $1.14               --                 --
   Number of Accumulation Units Outstanding        12,487,774      12,550,649     4,679,724               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Portfolio
   Unit Value Beginning of Period                       $1.34           $1.22         $1.00               --                 --
   Unit Value End of Period                             $1.41           $1.34         $1.22               --                 --
   Number of Accumulation Units Outstanding        29,019,678      28,422,802    11,769,502               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio
   Unit Value Beginning of Period                       $1.21           $1.09         $1.00               --                 --
   Unit Value End of Period                             $1.71           $1.21         $1.09               --                 --
   Number of Accumulation Units Outstanding         8,189,584       7,440,541     4,444,906               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio
   Unit Value Beginning of Period                       $1.55           $1.21         $1.00               --                 --
   Unit Value End of Period                             $1.91           $1.55         $1.21               --                 --
   Number of Accumulation Units Outstanding        19,684,080      16,365,923     7,182,541               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio
   Unit Value Beginning of Period                       $1.57           $1.24         $1.00               --                 --
   Unit Value End of Period                             $1.87           $1.57         $1.24               --                 --
   Number of Accumulation Units Outstanding        43,186,834      37,349,984    17,510,630               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
   Unit Value Beginning of Period                       $1.97           $1.67         $1.49            $1.29              $1.00
   Unit Value End of Period                             $2.82           $1.97         $1.67            $1.49              $1.29
   Number of Accumulation Units Outstanding        11,899,636      12,795,979     9,405,192        3,464,766          1,345,513
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund
   Unit Value Beginning of Period                       $1.13           $1.06         $1.00               --                 --
   Unit Value End of Period                             $1.10           $1.13         $1.06               --                 --
   Number of Accumulation Units Outstanding         7,835,868       8,085.335     2,587,138               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund
   Unit Value Beginning of Period                       $1.61           $1.21         $1.00               --                 --
   Unit Value End of Period                             $2.15           $1.61         $1.21               --                 --
   Number of Accumulation Units Outstanding         5,608,680       4,344,807     1,609,176               --                 --
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               From Commencement of
                                                  Year Ending     Year Ending   Year Ending       Year Ending     Operations to
                             Subaccount            12/31/99         12/31/98      12/31/97          12/31/96         12/31/95*
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund
   Unit Value Beginning of Period                       $1.49           $1.18         $1.00                 --                 --
   Unit Value End of Period                             $1.99           $1.49         $1.18                 --                 --
   Number of Accumulation Units Outstanding        14,517,357      12,751,057     5,216,176                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund
   Unit Value Beginning of Period                       $1.20           $1.05         $1.00                 --                 --
   Unit Value End of Period                             $1.84           $1.20         $1.05                 --                 --
   Number of Accumulation Units Outstanding        12,561,784      11,552,635     8,040,029                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund
   Unit Value Beginning of Period                       $1.56           $1.19         $1.00                 --                 --
   Unit Value End of Period                             $2.00           $1.56         $1.19                 --                 --
   Number of Accumulation Units Outstanding        22,849,391      17,350,727     6,012,919                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------
MFS Global Governments Series
   Unit Value Beginning of Period                       $1.17           $1.10         $1.12              $1.10              $1.00
   Unit Value End of Period                             $1.13           $1.17         $1.10              $1.12              $1.10
   Number of Accumulation Units Outstanding         1,740,631       1,906,433     1,814,432            467,158            241,914
-----------------------------------------------------------------------------------------------------------------------------------
MFS Money Market Series
   Unit Value Beginning of Period                       $1.14           $1.09         $1.06              $1.03              $1.00
   Unit Value End of Period                             $1.18           $1.14         $1.09              $1.06              $1.03
   Number of Accumulation Units Outstanding         6,895,732       7,130,698     4,552,838            491,668            115,908
-----------------------------------------------------------------------------------------------------------------------------------
MFS Bond Series
   Unit Value Beginning of Period                       $1.14           $1.08         $1.00                 --                 --
   Unit Value End of Period                             $1.11           $1.14         $1.08                 --                 --
   Number of Accumulation Units Outstanding         4,981,425       4,592,230     1,523,046                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series
   Unit Value Beginning of Period                       $1.29           $1.16         $1.00                 --                 --
   Unit Value End of Period                             $1.32           $1.29         $1.16                 --                 --
   Number of Accumulation Units Outstanding        18,218,624      16,554,134     6,044,594                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------
MFS Research Series
   Unit Value Beginning of Period                       $1.41           $1.15         $1.00                 --                 --
   Unit Value End of Period                             $1.73           $1.41         $1.15                 --                 --
   Number of Accumulation Units Outstanding        19,122,690      18,835,706    11,348,445                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series
   Unit Value Beginning of Period                       $1.55           $1.17         $1.00                 --                 --
   Unit Value End of Period                             $2.71           $1.55         $1.17                 --                 --
   Number of Accumulation Units Outstanding        20,174,491      18,253,621     7,769,779                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------

*The Fidelity VIP Growth Portfolio, AIM V.I. Capital Appreciation Fund, MFS Global Governments Series and MFS Money Market Series subaccounts commenced operations on February 21, 1995. All other subaccounts commenced operations on February 3, 1997.

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                    issued by

                      FIRST CITICORP LIFE INSURANCE COMPANY

                                   PROSPECTUS


This Prospectus describes the flexible premium deferred variable annuity contract (the "Contract") offered by First Citicorp Life Insurance Company ("We," "us," "our" or "FCLIC").

The Contract has 24 investment choices: a Fixed Account and 23 subaccounts, which are divisions of the First Citicorp Life Variable Annuity Separate Account. You can put your money into the Fixed Account and/or any of these subaccounts. Money directed to the Fixed Account earns a declared interest rate which is guaranteed by us. Money directed to any subaccount is invested exclusively in a single investment portfolio. These 23 investment portfolios are professionally managed and provide a broad range of investment strategies (growth and income, aggressive growth, income, etc.), styles (growth, value, etc.) and asset classes (stocks, bonds, international, etc.) and are listed below. Investments in the investment portfolios are not guaranteed. You could lose money.

Please read this prospectus carefully and keep it for future reference. It contains important information about the First Citicorp Life Flexible Premium Variable Annuity Contract that you ought to know before investing.

To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated the same date as this prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC. The SAI's table of contents is on the last page of this prospectus. For a free copy of the SAI, call us at (800) 497-4857 or write us at our Customer Service Office at 800 Silver Lake Blvd., P.O. Box 7031, Dover, DE 19903.

VARIABLE ANNUITY CONTRACTS ARE SUBJECT TO MARKET FLUCTUATION, REINVESTMENT RISK AND POSSIBLE LOSS OF PRINCIPAL INVESTED. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

Managed by CitiBank, N.A.
-------------------------
CitiSelect(R) VIP Folio 200 Conservative
CitiSelect(R) VIP Folio 300 Balanced
CitiSelect(R) VIP Folio 400 Growth
CitiSelect(R) VIP Folio 500 Growth Plus
CitiFunds(SM) Small Cap Growth VIP Portfolio

Managed by Fidelity Management & Research Company
-------------------------------------------------
Fidelity VIP(1) Growth Portfolio
Fidelity VIP(1) High Income Portfolio
Fidelity VIP(1) Equity-Income Portfolio
Fidelity VIP(1) Overseas Portfolio
Fidelity VIP II(2) Contrafund Portfolio
Fidelity VIP II(2) Index 500 Portfolio

(1) Variable Insurance Products Fund
(2) Variable Insurance Products Fund II

Managed by A I M Advisors, Inc.
-------------------------------
AIM V.I. Capital Appreciation Fund
AIM V.I. Government Securities Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. International Equity Fund
AIM V.I. Value Fund

Managed by MFS Investment Management(R)
---------------------------------------
MFS Global Governments Series
MFS Money Market Series
MFS Bond Series
MFS Total Return Series
MFS Research Series
MFS Emerging Growth Series


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE

May 1, 2000

                                TABLE OF CONTENTS

INDEX OF SPECIAL TERMS                                       2
SUMMARY                                                      3
FEE TABLES                                                   5
EXAMPLES                                                     6
SECTION 1:  THE ANNUITY CONTRACT                             8
SECTION 2:  ANNUITY PAYMENTS (THE INCOME
      PHASE)                                                 8
            Variable Annuity Income Payments                 8
            Fixed Annuity Income Payments                    9
            Annuity Income Options                           9
SECTION 3:  PURCHASE                                         9
            Purchase Payments                                9
            Allocation of Purchase Payments                  9
            Free Look Period                                10
            Accumulation Units                              10
SECTION 4:  INVESTMENT OPTIONS                              10
            Transfers During the Accumulation Phase         11
            Transfers During the Income Phase               11
            Transfer Requests                               11
            Dollar Cost Averaging Program                   11
            Voting Rights                                   12
            Substitution                                    12
SECTION 5:  CHARGES AND DEDUCTIONS                          12
            Insurance Charges                               12
            Annual Contract Fee                             12
            Surrender Charges                               12
            Surrender Processing Fee                        13
            Premium Taxes                                   13
            Transfer Processing Fee                         13
            Investment Portfolio Expenses                   13
SECTION 6:  TAXES                                           13
            Annuity Contracts in General                    13
            Qualified and Non-Qualified Contracts           14
            Withdrawals - Non-Qualified Contracts           14
            Withdrawals - Qualified Contracts               14
            Diversification Requirements                    14
            Owner Control                                   14
            Taxation of Death Benefit Proceeds              14
            Transfers, Assignments or Exchanges of a
                 Contract                                   14
            Withholding                                     14
            Multiple Contracts                              15
SECTION 7:  ACCESS TO YOUR MONEY                            15
            Systematic Withdrawal Program                   15
SECTION 8:  PERFORMANCE                                     15
SECTION 9:  DEATH BENEFITS                                  15
            Upon Your Death                                 15
            Death of the Annuitant                          16
SECTION 10:  OTHER INFORMATION                              16
            First Citicorp Life Insurance Company           16
            The Separate Account                            16
            Distribution                                    16
            Ownership                                       17
            Beneficiary                                     17
            Suspension of Payment or Transfers              17
            Modifications                                   17
            Legal Proceedings                               17
            Financial Statements                            17
            Inquiries                                       17
STATEMENT OF ADDITIONAL INFORMATION
        TABLE OF CONTENTS                                   18
APPENDIX:  Condensed Financial Information                  19




                             INDEX OF SPECIAL TERMS

We have tried to make this prospectus as easy as possible for you to read and understand. However, the nature of variable annuities requires us to use certain technical words or terms. We have identified some of these, which are italicized when they are used in the text. The page shown below is where we believe you will find the best explanation for the word or term.

Accumulation Phase                                           8
Accumulation Unit                                           10
Annuitant                                                    8
Annuity Income Date                                          8
Annuity Income Options                                       8
Annuity Income Payments                                      8
Annuity Unit                                                10
Beneficiary                                                 17
Business Day                                                10
Contract Value                                               8
Contract Year                                               11
Fixed Account                                                8
Income Phase                                                 8
Investment Portfolios                                       10
Joint Owner                                                  8
Non-Qualified Contract                                      14
Notice To Us                                                11
Owner                                                       17
Purchase Payment                                             9
Qualified Contract                                          14
Separate Account                                            17
Subaccount                                                   8
Tax Deferral                                                14

SUMMARY

THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS WHICH DISCUSS THE TOPICS IN GREATER DETAIL.

1. THE ANNUITY CONTRACT: The variable annuity offered by First Citicorp Life Insurance Company ("We," "Our" and "Us") is a contract between you, the Owner, and us, an insurance company. The Contract enables you to invest on a tax-deferred basis in a Fixed Account and 23 different subaccounts. The Contract is intended for use in making long term financial plans, including saving for retirement and estate planning, and provides for a death benefit and guaranteed income options.

The Fixed Account earns interest annually at a fixed rate that is guaranteed by us never to be less than 3.0% and may be more. This rate is established separately for each new purchase payment or transfer you pay into the Fixed Account. Once established, a rate is guaranteed for 12 months. While money is in the Fixed Account, the interest earned as well as your principal is guaranteed by us. Money directed to any of the 23 subaccounts is, in turn invested exclusively in a single investment portfolio. The investment portfolios thus available under the Contract are listed in Section 4. These portfolios are designed and professionally managed and allow for a broad range of investment strategies (growth and income, aggressive growth, income, etc.) styles, (growth, value, etc.,) and asset classes (stocks, bonds, international, etc.). Amounts invested in these portfolios will fluctuate daily based on the portfolio's investment performance. Investments in these portfolios are NOT guaranteed and may increase or decrease. You can also lose money.

You can put money into the Fixed Account and any or all of the investment portfolios by investing in the corresponding subaccount. You can transfer your money between the Fixed Account and/or the subaccounts, subject to certain limitations which are explained elsewhere in this prospectus.

The Contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income only if you make a withdrawal. The Income Phase occurs when we begin making regular payments from the Contract to you or some other person you name (the "Annuitant"). The amount of money you are able to accumulate under the Contract during the Accumulation Phase, as well as the manner in which payments are made, will determine the amount of the payments made during the Income Phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE): If you want regular income from your annuity, paid either to you or some other person(s), you may choose one of several annuity income options. You may also elect to receive all of your Contract Value in one lump sum or paid under any other plan to which we agree. Once regular income payments begin, you cannot change the payment plan.

During the Income Phase, you have the same investment choices you had during the Accumulation Phase. You can choose to have payments come from the Fixed Account, one or more of the subaccounts or both. If you choose to have any part of the payments come from the subaccounts, the dollar amount of the income payments may go up or down, depending on the investment performance of the corresponding investment portfolios.

3. PURCHASE: You may purchase a Contract with $5,000 or more. For tax qualified contracts (such as IRA's and Roth IRA's), we require only $2,000. You can add $500 or more to your Contract at any time during the Accumulation Phase ($100 or more to tax qualified contracts).

4. INVESTMENT OPTIONS: You may put your money in any or all of the following investment portfolios by directing it into the corresponding subaccount. The portfolios are described in their own prospectuses. You can make or lose money in any of these portfolios, depending on market conditions.

MANAGED BY CITIBANK, NA
     CitiSelect VIP Folio 200 Conservative
     CitiSelect VIP Folio 300 Balanced
     CitiSelect VIP Folio 400 Growth
     CitiSelect VIP Folio 500 Growth Plus
     CitiFunds Small Cap Growth VIP Portfolio

MANAGED BY FIDELITY MANAGEMENT &
RESEARCH COMPANY
     Fidelity VIP Growth Portfolio
     Fidelity VIP High Income Portfolio
     Fidelity VIP Equity-Income Portfolio
     Fidelity VIP Overseas Portfolio
     Fidelity VIP II Contrafund Portfolio
     Fidelity VIP II Index 500 Portfolio

MANAGED BY A I M ADVISORS, INC.
     AIM V.I. Capital Appreciation Fund
     AIM V.I. Government Securities Fund
     AIM V.I. Growth Fund
     AIM V.I. Growth and Income Fund
     AIM V.I. International Equity Fund
     AIM V.I. Value Fund

MANAGED BY MFS INVESTMENT MANAGEMENT(R)
     MFS Global Governments Series
     MFS Money Market Series
     MFS Bond Series
     MFS Total Return Series
     MFS Research Series
     MFS Emerging Growth Series

5. CHARGES AND DEDUCTIONS: The Contract has insurance features and investment features and there are costs related to each. Each year, we deduct a $30 contract fee from your Contract. This charge is waived if the value of your Contract is at least $25,000 or if you have added at least $2,500 ($2,000 for Qualified Contracts) in additional purchase payments to your Contract during the last 12 months. We also deduct for insurance charges a total of 1.40% of the average daily value of your contract allocated to the subaccounts. We may change this charge in the future but it will never be greater than 1.40%.

If you take any money out of the Contract, we may assess a Surrender Charge on any purchase payment you withdraw. The amount of the Surrender Charge is dependent on the number of years since the purchase payment was added to the Contract. This Surrender Charge ranges from a maximum of 7% in the first year after payment, declining 1% each year until the sixth year, when it becomes 0%. If you surrender the Contract by taking out its entire value, or when you begin receiving regular income payments under it, we may assess a state premium tax ranging from 0-3.5%, depending upon the state in which you live.

There are also investment charges which range from 0.28% to 1.25% of the average daily value of the investment portfolio, depending on the portfolios in which your Contract is invested.

6. TAXES: Earnings under the Contract are not taxed until you take them out (if you are a natural person). If you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may also be charged a 10% federal tax penalty on the withdrawn earnings. Payments during the Income Phase may be considered partly to be a return of your original investment. That part of each payment is not taxable as income. Special tax rules apply if your annuity has been issued as a Qualified Contract under the Internal Revenue Code.

7. ACCESS TO YOUR MONEY: You can take some or all of the money out of your Contract at any time during the Accumulation Phase. You can take all of your earnings and up to 10% of your total purchase payments each year without any Surrender Charge. Withdrawals in excess of this amount will be charged the applicable Surrender Charge. After we have held the purchase payment for 5 years, there is no charge for withdrawing it. Of course, you may have to pay income tax and a tax penalty on any earnings you take out. Each purchase payment you add to your Contract has its own 5-year Surrender Charge period.

8. PERFORMANCE: The value of the Contract will increase or decrease depending upon the investment performance of the investment portfolio(s) in which the subaccounts you chose are invested. Performance information for each of the investment portfolios is provided elsewhere in this prospectus and in the SAI. Past performance is not a guarantee of future results.

9. DEATH BENEFITS: If you die before the Income Phase begins, the person you have chosen as your Beneficiary will receive a death benefit. This death benefit will be the greater of: (1) the value of your Contract on the date we receive proof of your death; (2) the money you've put into the Contract less any purchase payments withdrawn; or (3) the value of your Contract on the most recent 5-year anniversary after the date of issue plus any money you've added minus any money withdrawn since that anniversary. If you die on or after age 75, slightly different rules apply.

10. OTHER INFORMATION:

    FREE LOOK: If you cancel the Contract within 10 days after receiving it, we will refund: (1) the value of your Contract invested in the subaccounts on the day we receive your request and any insurance charges assessed, plus (2) any purchase payments invested in the Fixed Account not previously withdrawn. No Surrender Charge will be assessed. This may be more or less than your original payment.

    NO PROBATE: In most cases, any death benefit paid to your Beneficiary will not have to pass through probate.

    DOLLAR COST AVERAGING PROGRAM: An optional Dollar-Cost Averaging program is available that permits you to transfer a set dollar amount systematically from the subaccount investing in the Money Market Portfolio or the Fixed Account to any other subaccount, subject to certain restrictions. This reduces the risk of investing in a portfolio only when the price is high. DOllar-cost Averaging does not guarantee a profit and it doesn't protect against a loss if market prices decline.

    SYSTEMATIC WITHDRAWALS: You may arrange to have money automatically sent to you each month while your Contract is still in the Accumulation Phase. Of course, you may have to pay taxes on the money you receive.

                                   FEE TABLES

OWNER TRANSACTION EXPENSES                                               ANNUAL CONTRACT FEE                                  $30(4)
                                                                         -----------------------------------------------------------

                                                                         -----------------------------------------------------------
Sales Charge Imposed on Purchase Payments                  None          SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
                                                                                 of average net assets)
Maximum Surrender Charge (contingent deferred
      sales charge) as a percentage of the purchase
      payment withdrawn                                    7%(1)         Mortality and Expense Risk Charge                    1.25%

Surrender Processing Fee                                   None(2)       Administration Charge                                0.15%
                                                                                                                              -----

Transfer Fee (imposed after the 18th transfer                                    Total Separate Account Expenses              1.40%
              in any Contract Year)                        $25   (3)     -----------------------------------------------------------



Annual Portfolio Expenses (as percentage of average daily net assets)


                                                                                                                   Total Annual
                                                                             Other Expenses                      Portfolio Expenses
                                                                                after                                  after
   Portfolio                                       Management fees           reimbursement                         reimbursement
  ------------                                     ---------------           ---------------                     -------------------

CitiSelect VIP Folio 200 Conservative                   0.74%                    0.21%                                  0.95%
CitiSelect VIP Folio 300 Balanced                       0.68%                    0.27%                                  0.95%
CitiSelect VIP Folio 400 Growth                         0.91%                    0.34%                                  1.25%
CitiSelect VIP Folio 500 Growth Plus                    0.87%                    0.38%                                  1.25%
CitiFunds Small Cap Growth VIP Portfolio                0.90%                    0.00%                                  0.90%
Fidelity VIP Growth Portfolio                           0.58%                    0.07%                                  0.65%
Fidelity VIP High Income Portfolio                      0.58%                    0.11%                                  0.69%
Fidelity VIP Equity-Income Portfolio                    0.48%                    0.08%                                  0.56%
Fidelity VIP Overseas Portfolio                         0.73%                    0.14%                                  0.87%
Fidelity VIP II Contrafund Portfolio                    0.58%                    0.07%                                  0.65%
Fidelity VIP II Index 500 Portfolio                     0.24%                    0.04%                                  0.28%
AIM V.I. Capital Appreciation Fund                      0.62%                    0.11%                                  0.73%
AIM V.I. Government Securities Fund                     0.50%                    0.40%                                  0.90%
AIM V.I. Growth Fund                                    0.63%                    0.10%                                  0.73%
AIM V.I. Growth and Income Fund                         0.61%                    0.16%                                  0.77%
AIM V.I. International Equity Fund                      0.75%                    0.22%                                  0.97%
AIM V.I. Value Fund                                     0.61%                    0.15%                                  0.76%
MFS Global Governments Series                           0.75%                    0.16%                                  0.91%
MFS Money Market Series                                 0.50%                    0.11%                                  0.61%
MFS Bond Series                                         0.60%                    0.16%                                  0.76%
MFS Total Return Series                                 0.75%                    0.15%                                  0.90%
MFS Research Series                                     0.75%                    0.11%                                  0.86%
MFS Emerging Growth Series                              0.75%                    0.09%                                  0.84%


The investment advisers to certain investment portfolios and/or the fund managers voluntarily agreed to reimburse or waiver certain fees and expenses during fiscal year 1999. Absent such fee waivers and reimbursements, "Other Expenses" and "Total Annual Fund Expenses" for the following portfolios were:
CitiSelect VIP Folio 200 Conservative - 4.07% and 4.82%; CitiSelect VIP Folio 300 Balanced - 2.91% and 3.66%; CitiSelect VIP Folio 400 Growth - 4.69% and 5.44%; CitiSelect VIP Folio 500 Growth Plus--9.63% and 10.38%; CitiFunds Small Cap Growth VIP Portfolio - 8.65% and 9.40%; Fidelity VIP Growth Portfolio - 0.08% and 0.66%; Fidelity VIP Equity Income Portfolio - 0.09% and 0.57%; Fidelity VIP Overseas Portfolio - 0.18% and 0.91%; Fidelity VIP II Contrafund Portfolio - 0.09% and 0.65%; Fidelity VIP II Index 500 Portfolio - 0.10% and 0.34%; MFS Global Governments Series - 0.30% and 1.05%; MFS Money Market Series
- 0.38% and 0.88%; and the MFS Bond Series - 0.46% and 1.06%, respectively. There is no assurance that the fee waivers or reimbursements will continue at current levels. For a more complete description of the various costs and expenses see "Charges and Deductions" and the prospectus for the investment portfolios.

EXAMPLES: You will pay the following expenses on a $1,000 investment. We assume a 5% annual return on assets:(5)

    If, at the end of the applicable time period, you surrender or annuitize the Contract under an annuity income option that does not provide a life annuity or a life annuity with a period certain of at least five years.

                                               1 Year     3 Years    5 Years    10 Years
                                               -----------------------------------------
CitiSelect VIP Folio 200 Conservative          $ 87       $117       $151       $264
CitiSelect VIP Folio 300 Balanced              $ 87       $117       $151       $264
CitiSelect VIP Folio 400 Growth                $ 89       $126       $166       $293
CitiSelect VIP Folio 500 Growth Plus           $ 89       $126       $166       $293
CitiFunds Small Cap Growth VIP Portfolio       $ 86       $116       $148       $259
Fidelity VIP Growth Portfolio                  $ 84       $109       $136       $234
Fidelity VIP High Income Portfolio             $ 84       $110       $138       $238
Fidelity VIP Equity-Income Portfolio           $ 83       $106       $131       $225
Fidelity VIP Overseas Portfolio                $ 86       $115       $147       $256
Fidelity VIP II Contrafund Portfolio           $ 84       $109       $136       $234
Fidelity VIP II Index 500 Portfolio            $ 80       $ 97       $117       $196
AIM V.I. Capital Appreciation Fund             $ 84       $111       $140       $242
AIM V.I. Government Securities Fund            $ 86       $116       $148       $259
AIM V.I. Growth Fund                           $ 84       $111       $140       $242
AIM V.I. Growth and Income Fund                $ 85       $112       $142       $246
AIM V.I. International Equity Fund             $ 87       $118       $152       $266
AIM V.I. Value Fund                            $ 85       $112       $141       $245
MFS Global Governments Series                  $ 86       $116       $149       $260
MFS Money Market Series                        $ 83       $107       $134       $230
MFS Bond Series                                $ 85       $112       $141       $245
MFS Total Return Series                        $ 86       $116       $148       $259
MFS Research Series                            $ 86       $115       $146       $255
MFS Emerging Growth Series                     $ 86       $114       $145       $253

            If you don't surrender the Contract or you annuitize it under an annuity income option providing either a life annuity or a life annuity with a period certain of at least five years at the end of the applicable time period.

                                               1 Year     3 Years    5 Years    10 Years
                                               -----------------------------------------
CitiSelect VIP Folio 200 Conservative          $ 24       $ 72       $124       $264
CitiSelect VIP Folio 300 Balanced              $ 24       $ 72       $124       $264
CitiSelect VIP Folio 400 Growth                $ 26       $ 81       $139       $293
CitiSelect VIP Folio 500 Growth Plus           $ 26       $ 81       $139       $293
CitiFunds Small Cap Growth VIP Portfolio       $ 23       $ 71       $121       $259
Fidelity VIP Growth Portfolio                  $ 21       $ 64       $109       $234
Fidelity VIP High Income Portfolio             $ 21       $ 65       $111       $238
Fidelity VIP Equity-Income Portfolio           $ 20       $ 61       $104       $225
Fidelity VIP Overseas Portfolio                $ 23       $ 70       $120       $256
Fidelity VIP II Contrafund Portfolio           $ 21       $ 64       $109       $234
Fidelity VIP II Index 500 Portfolio            $ 17       $ 52       $ 90       $196
AIM V.I. Capital Appreciation Fund             $ 21       $ 66       $113       $242
AIM V.I. Government Securities Fund            $ 23       $ 71       $121       $259
AIM V.I. Growth Fund                           $ 20       $ 66       $113       $242
AIM V.I. Growth and Income Fund                $ 23       $ 67       $115       $246
AIM V.I. International Equity Fund             $ 22       $ 73       $125       $266
AIM V.I. Value Fund                            $ 23       $ 67       $114       $245
MFS Global Governments Series                  $ 23       $ 71       $122       $260
MFS Money Market Series                        $ 20       $ 62       $107       $230
MFS Bond Series                                $ 22       $ 67       $114       $245
MFS Total Return Series                        $ 23       $ 71       $121       $259
MFS Research Series                            $ 23       $ 70       $119       $255
MFS Emerging Growth Series                     $ 22       $ 69       $118       $253

FOOTNOTES TO FEE TABLE AND EXAMPLES

The foregoing tables are intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. The tables reflect fiscal year 1998 expenses for the Separate Account and fiscal year 1998 expenses for the investment portfolios

1. Surrender Charges apply separately to each purchase payment withdrawn and are dependent on the number of years since the purchase payment was added to the Contract. Surrender Charges range from a maximum of 7% in the first year after payment, declining 1% each year until the sixth year, when it becomes 0%.
2. We reserve the right to assess a processing fee equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal (including the final surrender) after the first 12 withdrawals in any Contract Year. See "Section 5: Charges and Deductions."
3. We reserve the right to charge a $25 transfer fee on each transfer after the first 12 transfers in any Contract Year. See "Section 5: Charges and Deductions."
4. We will waive the Annual Contract Fee in its entirety if, at the time this fee would be deducted, the Contract Value is at least $25,000. The Annual Contract Fee will also be waived in its entirety for any Contract Year during which purchase payments of at least $2,500 ($2,000 for Qualified Contracts), excluding the initial purchase payment, are paid.
5. Premium taxes are not reflected in the Examples. We may apply premium taxes ranging up to 3.5%, depending on the laws of various jurisdictions. In addition, the Examples do not reflect any transfer charges. The $30 Annual Contract Fee is reflected in the Examples by dividing the total Annual Contract Fees collected during fiscal year 1999 by the total of all Contract assets under management as of the end of fiscal year 1998. This converts the Annual Contract Fee to a factor of $0.17 for purposes of the examples based on a $1,000 investment.


    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE 5% ANNUAL RATE OF RETURN IS HYPOTHETICAL AND DOES NOT REPRESENT PAST OR FUTURE ANNUAL RETURNS. ACTUAL RETURNS MAY BE GREATER OR LESS THAN THE 5% ASSUMED RATE.

THERE IS AN ACCUMULATION UNIT VALUE HISTORY FOR EACH SUBACCOUNT IN THE APPENDIX
- CONDENSED FINANCIAL INFORMATION.

SECTION 1:  THE ANNUITY CONTRACT

An annuity is a contract between the owner ("you"), and an insurance company (in this case, First Citicorp Life Insurance Company), where the insurance company promises to pay an income to you, or some other person you name (the "Annuitant"), in the form of annuity income payments, beginning on a date that's at least 30 days in the future. Until the date annuity income payments begin, the contract is in the Accumulation Phase. Once annuity income payments begin, the contract is in the Income Phase. Your earnings under the contract are tax deferred.

Tax deferred means that earnings or appreciation of the assets in your contract aren't taxed until money is taken out.

This Contract is a variable annuity. It enables you to put money into a number of different subaccounts, each of which invests exclusively in a single investment portfolio. Depending on market conditions, any of these portfolios can make or lose money. The amount of money you are able to accumulate under the Contract during the Accumulation Phase depends on the investment performance of the investment portfolio(s) in which your money is invested. Each subaccount is a division of the First Citicorp Life Variable Annuity Separate Account. The Separate Account is an investment account we establish to receive and invest purchase payments under the Contract that is insulated from any profit or loss arising from any other business we conduct.

The Contract also contains a Fixed Account. The Fixed Account is part of our General Account that supports our insurance and annuity obligations. All assets in the Fixed Account are subject to the general liabilities of our business operations. The Fixed Account earns interest annually at a rate guaranteed by us never to be less than 3.0% and may be more. This rate is established by us, at our sole discretion, for each purchase payment or transfer into the Fixed Account. Once established, a rate is guaranteed for 12 months. We have no specific formula for determining Fixed Account interest rates. If you select the Fixed Account, the amount of money you are able to accumulate during the Accumulation Phase depends on the total interest credited to the Fixed Account.

Your total Contract Value is equal to the dollar amount you have in the Fixed Account plus the dollar value of any amounts you have which are invested in the different investment portfolios.

As Owner of the Contract, you exercise all rights under it before the Annuity Income Date. You can name a new Owner by notifying us. You may co-own the Contract with someone else ("Joint Owner"). You may name or change the person who will receive the annuity income payments. Your rights under the Contract end when annuity income payments begin, unless you are also the person receiving these payments (the "Annuitant"). More information about your rights under the Contract is included in "Section 10 - Other Information."

SECTION 2:  ANNUITY PAYMENTS (THE INCOME PHASE)

Under the Contract, you can choose the month and year in which annuity income payments begin. That date is called the Annuity Income Date. You can also choose the frequency of annuity income payments and the plan on which those payments are based. We call these annuity income options.

You may choose your Annuity Income Date and annuity income option when you purchase the Contract. However, you may defer these decisions until a later date if you wish, or once chosen, you can change them at any time before the Annuity Income Date if you give us at least 30 days notice. The Annuity Income Date cannot be any earlier than one month after you buy the Contract. If you don't choose an Annuity Income Date, annuity income payments will begin on the Annuitant's 65th birthday or 10 years after the date the Contract was issued, whichever is later. However, annuity income payments must begin by the first day of the month following the Annuitant's 85th birthday. Certain plans which qualify for special tax considerations may require an earlier Annuity Income Date. (See "Section 6: Taxes")

If you don't choose an annuity income option by the time annuity income payments begin, we will make the payments under Option 3 (see below) as a Life Annuity with 10 years of payments guaranteed. If you do not identify another Annuitant, we will consider you to be the Annuitant.

During the Income Phase, you have the same investment choices you had during the Accumulation Phase. At the Annuity Income Date, you can select whether payments will come from the Fixed Account, one or more of the subaccounts, or a combination of both. If you don't tell us otherwise, annuity income payments will be based on the value of your investments under the Contract, and their allocations among the Fixed Account and the subaccounts on the Annuity Income Date.

VARIABLE ANNUITY INCOME PAYMENTS: If you choose to have any portion of your annuity income payments come from the subaccounts, the payment amount will depend on four things: (1) the portion of the Contract Value you keep in the subaccounts on and after the Annuity Income Date; (2) the 3% assumed investment rate used in the Contract's annuity tables; (3) the performance of the investment portfolios in which the subaccounts are invested; and (4) the annuity income option you choose. If, after all charges and deductions, the combined total return of the subaccounts you have chosen exceeds the 3% annual assumed rate, your annuity income payments will increase. Similarly, if the combined total return of the subaccounts chosen is less than the 3% annual assumed rate, your annuity income payments will decrease. For detailed information on how variable annuity income payments are determined, see the SAI.

FIXED ANNUITY INCOME PAYMENTS: If you choose to have any portion of your annuity income payments come from the Fixed Account, the payment amount will be fixed and guaranteed by us. The payment amount will depend on three things: (1) the portion of the Contract Value you keep in the Fixed Account on and after the Annuity Income Date; (2) the interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3.0%); and (3) the annuity income option you choose.

ANNUITY INCOME OPTIONS: You may select one of the following standard annuity income options. In addition, you may elect any other method of payment that is mutually agreeable to you and us. After annuity income payments begin, you cannot change the annuity income option.

    OPTION 1: INCOME FOR A FIXED PERIOD. Under this option, we will make annuity income payments each month for a fixed number of years. The number of years must be at least 5 and not more than 30. If the Annuitant dies and we have made annuity income payments for less than the selected period, we will continue to make annuity income payments for the rest of the guaranteed period to any person named by the Annuitant. This option is available only for annuity income payments from the Fixed Account and only if the Annuity Income Date is at least 5 years from the date the Contract was issued.

    OPTION 2: LIFE ANNUITY. Under this option, we will make an annuity income payment each month as long as the Annuitant is alive. After the Annuitant dies, we stop making annuity income payments.

    OPTION 3: LIFE ANNUITY WITH PERIOD CERTAIN. Under this option, we will make an annuity income payment each month as long as the Annuitant is alive. If the Annuitant dies and we have made annuity income payments for less than the selected guaranteed period, we will continue to make annuity income payments for the rest of the guaranteed period to any person named by the Annuitant.

   OPTION 4: JOINT AND SURVIVOR ANNUITY. Under this option, we will make annuity income payments each month as long as the Annuitant and a second person are both alive. When either of these persons die, we will continue to make annuity income payments to the survivor. When the survivor dies, we stop making annuity income payments.

Note Carefully: Under options 2 and 4 it would be possible for only one annuity payment to be made if the Annuitant(s) were to die before the second annuity payment was due; and only two payments if the Annuitant(s) were to die before the third annuity payment was due; etc.

Annuity income payments are made monthly unless we agree to some other payment schedule. If you have less than $2,000 under the Contract to apply toward payments, we may pay your annuity income payment in a single lump sum. If your annuity income payments would be less than $50 a month, we have the right to change the frequency of payments so that your annuity income payments are at least $50.

SECTION 3:  PURCHASE

The Contract may be purchased by anyone age 90 or younger.

PURCHASE PAYMENTS: A purchase payment is the money you give us to buy the Contract. The minimum we will accept when the Contract is bought is $5,000 ($2,000 if the Contract qualifies for special tax treatment under the IRS Code). You can make additional purchase payments at any time, and you may arrange for purchase payments to be made automatically from your bank account or other source each month. We have the right to require each additional payment to be at least $500 ($100 for Qualified Contracts). Our approval is required if total purchase payments in any Contract Year exceed $1,000,000.

ALLOCATION OF PURCHASE PAYMENTS: When you purchase a Contract, we will allocate your purchase payment to the Fixed Account and/or one or more of the subaccounts as you have directed us, for investment in the corresponding investment portfolios. If you make additional purchase payments, we will allocate them the same way as your first purchase payment unless you tell us otherwise. You may direct individual purchase payments to one or more subaccounts and/or to the Fixed Account without changing your current allocation schedule. Your allocation directions must be in whole percent and each purchase payment must result in a minimum allocation of $100 to each selected investment portfolio and/or the Fixed Account.

You should periodically review your purchase payment allocation schedule in light of market conditions and your overall financial objectives.

Once we receive your initial purchase payment, and all necessary information, we will allocate your purchase payment and issue your Contract within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send the money back to you or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit those amounts to your contract within one business day after receipt at the price next determined after we receive the payment. A business day is any day when both we and the New York Stock Exchange are open for business. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m., Eastern time. We are open for business on all days that the New York Stock Exchange is open for business.

FREE LOOK PERIOD: If you change your mind about owning this Contract, you may cancel it within 10 days after receiving it (or other period as may be required in your state). When you cancel the Contract within this time period, we will not assess a Surrender Charge. You will receive the value of your Contract invested in the subaccounts on the day we receive your request and any insurance charges assessed plus any purchase payments invested in the Fixed Account not previously withdrawn. This amount may be more or less than the aggregate amount of purchase payments made up to that time. If you have purchased your Contract as an IRA, we may be required to give you back your full purchase payment if you decide to cancel it within this period. If that is the case, we have the right to put any portion of your initial purchase payment allocated to a subaccount into the Money Market subaccount until the end of the cancellation period described above. At the end of that period, we will reallocate your initial purchase payment according to your allocation directions. Currently, however, all purchase payments are allocated directly to the subaccounts as you direct. We will consider the Contract received five days after it is mailed to your last known address.

ACCUMULATION UNITS: In order to keep track of the value of your Contract during the Accumulation Phase, we use a unit of measure we call an Accumulation Unit. During the Contract's Income Phase, we call the unit an Annuity Unit. These units represent your ownership interest in a subaccount. When you make a purchase payment, or transfer money, into a subaccount, we credit that subaccount with Accumulation Units. The number of Accumulation Units credited to your Contract is determined by dividing the amount of the purchase payment or transfer allocated to the subaccount by the value of an Accumulation Unit for that subaccount next determined as of the end of that business day. If you make a withdrawal or transfer out of a subaccount or if we assess transfer or Surrender Charges or an Annual Contract Fee, we subtract Accumulation Units from the subaccount in a similar manner.

At the close of each business day, we determine the value of an Accumulation Unit for each subaccount. We do this by:

    1. determining the total value of the subaccount's investment in the corresponding investment portfolio, using the portfolio's net asset value calculated at the end of that day;
    2.  subtracting from that amount any insurance charges (see "Section 5:
        Charges and Deductions;" and
    3. dividing this amount by the number of outstanding Accumulation Units in that subaccount.

    Example: On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want the entire amount to be allocated to subaccount "x" (any subaccount currently available). When the New York Stock Exchange closes that day, we determine that the value of one Accumulation Unit for that subaccount is $10.00. We then divide $5,000 by $10.00 and credit your Contract that night with 500 additional Accumulation Units in subaccount x.

The value of an Accumulation Unit may go up or down from day to day depending on the investment performance of the investment portfolio invested in by that subaccount and the deduction of certain fees and expenses. For a detailed discussion of how we determine Accumulation Unit Value, see the SAI.

SECTION 4:  INVESTMENT OPTIONS

In addition to the Fixed Account, 23 subaccounts, each investing exclusively in a single investment portfolio, are available under the Contract. Additional subaccounts, each investing exclusively in an additional investment portfolio may be made available in the future. Each investment portfolio is available under a fund which is registered with the SEC as an open end, management investment company of the series type, having one or more investment portfolios. Shares of the investment portfolios are sold only to insurance company separate accounts and qualified plans. Each investment portfolio has a specific investment objective which may be similar to the investment objective and policy of other portfolios managed by the same or other investment advisers. No representation is made that the investment results of any portfolio will be comparable to the results of any other portfolio, even if the same investment adviser or manager is used or if the names and investment objectives are similar.

THERE IS NO ASSURANCE THAT AN INVESTMENT PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVE. The 23 investment portfolios available under the contract are listed below.

YOU SHOULD READ THE PROSPECTUSES FOR THESE INVESTMENT PORTFOLIOS CAREFULLY BEFORE INVESTING. COPIES OF THESE PROSPECTUSES ARE PROVIDED WITH THIS PROSPECTUS.

CITIBANK N.A. SERVES AS THE INVESTMENT MANAGER FOR THE
FOLLOWING INVESTMENT PORTFOLIOS:
   CitiSelect VIP Folio 200 Conservative (Asset Allocation)
   CitiSelect VIP Folio 300 Balanced (Asset Allocation)
   CitiSelect VIP Folio 400 Growth (Asset Allocation)
   CitiSelect VIP Folio 500 Growth Plus (Asset Allocation)
   CitiFunds Small Cap Growth VIP Portfolio (Aggressive Growth)

FIDELITY MANAGEMENT & RESEARCH COMPANY SERVES AS THE
INVESTMENT ADVISER FOR THE FOLLOWING INVESTMENT
PORTFOLIOS:
    Fidelity VIP Growth Portfolio (Growth)
    Fidelity VIP High Income Portfolio (High Yield Bond)
    Fidelity VIP Equity-Income Portfolio (Growth & Income)
    Fidelity VIP Overseas Portfolio (International Stock)
    Fidelity VIP II Contrafund Portfolio (Growth)
    Fidelity VIP II Index 500 Portfolio (Growth & Income)

A I M ADVISORS, INC. SERVES AS THE INVESTMENT ADVISER FOR
THE FOLLOWING INVESTMENT PORTFOLIOS:
    AIM V.I. Capital Appreciation Fund (Aggressive Growth)
    AIM V.I. Government Securities Fund (Govt Bond)
    AIM V.I. Growth Fund (Growth)
    AIM V.I. Growth and Income Fund (Growth & Income)
    AIM V.I. International Equity Fund (International Stock)
    AIM V.I. Value Fund  (Growth)

MFS INVESTMENT MANAGEMENT(R) SERVES AS THE INVESTMENT
ADVISER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:
    MFS Global Governments Series (Income & Capital
    Appreciation)
    MFS Money Market Series (Money Market)
    MFS Bond Series (Corp Bond)
    MFS Total Return Series (Balanced)
    MFS Research Series (Growth)
    MFS Emerging Growth Series (Aggressive Growth)

The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account.

TRANSFERS DURING THE ACCUMULATION PHASE: During the Accumulation Phase, you may transfer money to or from the Fixed Account and to or from any subaccount. We have the right to charge a $25 fee for each transfer you make in excess of 12 in any Contract Year. Currently, transfer fees are charged only if you make more than 18 transfers in a Contract Year. A Contract Year is each consecutive 12-month period measured from the day we issued your Contract.

The following apply to any transfer during the Accumulation Phase:

    1. If the value remaining in the Fixed Account or a subaccount after a transfer is less than $100, we may transfer the entire amount instead of the requested amount. Unless you give us other directions, such transfer will be allocated in the same proportion as the transfer request resulting in this action.
    2. We have the right to defer transfers from the Fixed Account for up to 6 months following the date of the request.

TRANSFERS DURING THE INCOME PHASE: During the Income Phase, the Annuitant may transfer values among subaccounts once every three months. Transfers from the Fixed Account to a subaccount or from any subaccount to the Fixed Account are not allowed during the Income Phase.

TRANSFER REQUESTS: Transfer requests, like all other elections, requests and notices to us, must be in writing in a form acceptable to us unless you have provided us with valid authorization to accept such requests or notices by telephone. Any telephone authorization is valid until it is rescinded or modified in writing by you. We employ reasonable procedures to confirm that instructions given us by telephone are genuine. We may be liable for losses due to unauthorized or fraudulent instructions only if we fail to follow those reasonable procedures. The procedures we follow for telephone transfers include confirming the correct name, contract number and your social security number. We may modify or eliminate the transfer privileges at any time, for any class of Contracts, for any reason. In particular, we reserve the right to not honor transfers requested by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on behalf of the Owners of two or more Contracts.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging allows you to systematically transfer a specific amount each month from either the Fixed Account or the Money Market subaccount to any other subaccount(s). By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the corresponding investment portfolio only when the price is high. Dollar Cost Averaging does not guarantee a profit and it doesn't protect against a loss if market prices decline. Dollar Cost Averaging is available only during the Accumulation Phase.

The minimum amount which can be transferred each month under Dollar Cost Averaging is $100. The maximum transfer amount can be no more than 1/6 of the total value in the Fixed Account or Money Market subaccount at the time the transfers begin. Once you elect Dollar Cost Averaging, it remains in effect until the value in the Fixed Account or Money Market subaccount is inadequate to execute the requested transfers or until you cancel it by notifying us. You may cancel this option at any time.

There is no charge or fee for using Dollar Cost Averaging. However, transfers made under the Dollar Cost Averaging program will be counted in determining the total number of transfers in any year. We reserve the right to discontinue offering Dollar Cost Averaging at any time. Such action by us will not end any Dollar Cost Averaging in effect at the time we terminate the program.

VOTING RIGHTS: We are the legal owner of all investment portfolio shares purchased under this Contract and held in the subaccounts. However, when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other Contract Owners (or Annuitants, if the Contract is in the Income Phase) instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in the affected portfolio, including any we own in our own behalf, in the same proportion as those instructions. If, however, we determine that we are no longer required to obtain voting instructions from the Contract Owners/Annuitants, we will vote the shares as we alone may decide. A more detailed discussion of voting rights is found in the SAI. These new investment portfolios may have higher fees and charges than the ones they replaced.

SUBSTITUTION: From time to time, we may substitute one or more of the investment portfolios available for investment by the subaccounts you have selected with another portfolio. We may also add or delete one or more subaccounts or investment portfolios. We will not do this without the prior approval of the Securities and Exchange Commission and we will notify you of our intent, if we decide to take such action. For a more complete discussion of our right to add, delete or substitute investments under the Contract, see the SAI.

SECTION 5:  CHARGES AND DEDUCTIONS

There are several charges and other expenses associated with the Contract that will reduce the return on your investment in the Contract. We may realize a profit or loss on one or more of these charges. We may use any such profits for any corporate purpose, including, among other things, the payment of sales expenses. These charges and expenses are:

INSURANCE CHARGES: Each business day, we make a deduction from the assets in the subaccounts for certain risks and costs we incur for providing the Contract. We do this as part of the calculation of the value of Accumulation Units and Annuity Units. The insurance charge has two parts: (1) the mortality and expense risk charge; and (2) the administration charge.

   Mortality and Expense Risk Charge: This charge is for all of the insurance benefits included under the Contract such as the guaranteed minimum interest rate used to calculate Fixed Annuity Income Payments, the guarantee that annuity income payments will continue for the life of the Annuitant, the guaranteed death benefits and for the risk that the current charges will be insufficient to cover the cost of administering the Contract in the future. Currently, the Mortality and Expense Risk Charge is equal, on an annual basis, to 1.25% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.

   Administration Charge: This charge, together with the Annual Contract Fee (see below) is intended to cover all the expenses associated with administering the Contract. These costs include printing the Contract, preparing and distributing confirmation statements and annual reports to Contract Owners, maintaining Contract records, personnel costs, legal and accounting fees, filing fees, computer and systems costs and general overhead. Currently, the Administration Charge is equal, on an annual basis, to 0.15% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 0.15%.

ANNUAL CONTRACT FEE: On the last business day of each Contract Year during the Accumulation Phase, we deduct $30 from your Contract as an Annual Contract Fee to reimburse us for administering the Contract. The fee will be charged by reducing the value in each subaccount and/or the Fixed Account on a pro-rata basis. This charge cannot be increased.

We do not deduct this fee if, when the deduction is to be made, the value of your Contract is $25,000 or more. In addition, we do not deduct this fee if you have paid $2,500 in additional purchase payments ($2,000 for Qualified Contracts), exclusive of the initial purchase payment, during the Contract Year.

If you surrender your Contract, the Annual Contract Fee for that Contract Year will be deducted from the amount you receive, unless it is waived, as noted above.

SURRENDER CHARGES: Each Contract Year during the Accumulation Phase, you may withdraw all of your earnings and up to 10% of your total purchase payments remaining under the Contract without paying any Surrender Charge.

Otherwise, the charge is a percentage of the purchase payment(s) withdrawn, based on the number of years since the date the purchase payment(s) was paid. This right of "free withdrawal" does not accumulate from year to year. In other words, any portion of the 10% not taken in one Contract Year is not added to the 10% that can be taken during the next Contract Year.

Surrender Charges range from a maximum of 7%, declining 1% each year since the purchase payment was added to the Contract until the sixth year, when it becomes 0%. A table of Surrender Charges is shown below.

   Number of Years Since                        Charge as a Percentage
Date of Purchase Payment                 of Purchase Payment Withdrawn
------------------------                 -----------------------------
         0-1                                         7%
         1-2                                         6%
         2-3                                         5%
         3-4                                         4%
         4-5                                         3%
         5+                                          0%

We do not assess Surrender Charges on earnings withdrawn, death benefit payments or Annuity Income Payments paid as a life annuity or a life annuity with a period certain of at least five years. For purposes of determining the Surrender Charge, we treat withdrawals as coming first from earnings and then from the oldest purchase payment, then the next oldest and so forth. When a withdrawal is made, you will receive the amount withdrawn less any Surrender Charge.

SURRENDER PROCESSING FEE: In addition to the Surrender Charge, we reserve the right to assess a processing charge equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal in excess of 12 in any Contract Year. This fee is deducted pro rata from the Fixed Account and each subaccount from which a withdrawal is made. We are not currently imposing this fee.

PREMIUM TAXES: Some states and other governmental entities (i.e. cities and municipalities) charge premium or other taxes ranging up to 3.5%, on contracts issued by insurance companies. We are responsible for paying these taxes and will make a deduction from the Contract Value for them. Some of these taxes are due when the Contract is issued and others are due when annuity income payments begin. Unless we are required to pay taxes at some other time, it is our practice to deduct for these taxes at the time annuity income payments begin or when the Contract is surrendered.

TRANSFER PROCESSING FEE: We reserve the right to charge $25 for each transfer in excess of 12 in any Contract Year. This charge is at cost with no profit to us. Currently, we are not charging this fee until the 19th transfer in a Contract Year. For the purposes of determining the number, each transfer from the Fixed Account and/or any subaccount in a Contract Year is considered to be one transfer, regardless of how allocated. Although a transfer processing fee is not charged for Dollar Cost Averaging, Dollar Cost Averaging transactions are counted in determining the number of transfers made during a Contract Year. If a transfer is made from the Fixed Account and/or one or more subaccounts at the same time, each losing subaccount and the Fixed Account would be charged a separate transfer processing fee.

INVESTMENT PORTFOLIO EXPENSES: Each investment portfolio incurs certain expenses, including investment advisory fees, which are paid out of its assets and are described in its prospectus.

SECTION 6:  TAXES

NOTE: The following is provided as general information. It is based on our understanding of current federal income tax laws and no representation is made as to the likelihood of the continuation of such laws or their interpretation by the Internal Revenue Service ("IRS"). It is not intended as tax advice to any individual. You should consult your own tax adviser with any questions regarding your own situation.

ANNUITY CONTRACTS IN GENERAL: Annuity contracts are a means of setting aside money for future needs, such as retirement. Congress recognized how important long-term saving was and provided special rules in the Internal Revenue Code (the "Code") for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings on money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified. (See the following sections.)

You, as the Owner, will generally not be taxed on increases in the value of your Contract unless a distribution occurs prior to the Annuity Income Date - either as a withdrawal or at surrender. The Annuitant (including you, if you are also the Annuitant), will be taxed at the time annuity income payments are paid. When you make a withdrawal, you are taxed on the amount of the withdrawal that comes from earnings. For annuity income payments different rules apply. A portion of each annuity income payment is treated as a return of purchase payments and that portion will not be taxed. The remaining portion of the annuity income payment will be treated as ordinary income. How the annuity income payment is divided between taxable and non-taxable portions depends on the period over which the annuity income payments are expected to be made. Annuity income payments received after you have received all of your purchase payments are fully includible in income.

When a Non-Qualified Contract is owned by a non-natural person (i.e. a corporation or certain other entities other than tax-qualified trusts), the Contract will generally not be treated as an annuity for tax purposes, although there are certain exceptions to this rule. Non-natural persons considering the purchase of a Non-Qualified Contract should consult a tax adviser.

QUALIFIED AND NON-QUALIFIED CONTRACTS: If you purchase the Contract on an individual basis and not under any pension plan or as an individual retirement annuity, your Contract is referred to as a Non-Qualified Contract.

If you purchase the Contract as an individual retirement annuity (IRA) or as a Roth IRA, your Contract is referred to as a Qualified Contract. Under a traditional IRA, contributions to the Contract may be deductible. Contributions made under a Roth IRA are not deductible but distributions may be tax free if you meet certain rules. You should consult your legal adviser or tax counsel if you are considering buying the contract for use with any retirement plan.

WITHDRAWALS - NON-QUALIFIED CONTRACTS: If you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible as income.

The Code also provides that under certain conditions, any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. There is no penalty on any amounts: (1) paid to you on or after you reach age 59 1/2; (2) paid after you die; (3) paid if you become totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made at least annually under a lifetime annuity;
(5) paid under an immediate annuity; or (6) which came from purchase payments made prior to August 14, 1982.

WITHDRAWALS - QUALIFIED CONTRACTS: The above information describing the taxation of Non-Qualified Contracts does not apply to Qualified Contracts. There are special rules which govern Qualified Contracts. Generally, these rules restrict both: (1) the amount that you are allowed to contribute to the Contract during any year; and (2) the time when you can take withdrawals or surrenders, and receive payments under the Contract. In addition, the 10% penalty tax may be assessed on withdrawals you take prior to the date you reach age 59 1/2. You may also be required to begin receiving minimum amounts from your Contract by a certain date. The terms of the plan may limit your rights under the Contract. We have provided a more complete discussion in the SAI.

DIVERSIFICATION REQUIREMENTS: The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order for it to be treated as an annuity contract. We believe that the investment portfolios are being managed so as to comply with the requirements.

OWNER CONTROL: Neither the Code nor the Treasury Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us, would be considered the owner of the shares of the investment portfolios. If this occurs, it would result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Owners are permitted to select investment portfolios, to make transfers among investment portfolios or the number and type of investment portfolios Owners may select from.

If additional guidance is issued in this area, it is possible that you, as the Owner of the Contract, could be treated as the owner of the investment portfolios, which could significantly change your tax obligations.

Due to the uncertainty in this area, we reserve the right to modify the Contract as necessary to attempt to maintain favorable tax treatment.

TAXATION OF DEATH BENEFIT PROCEEDS: The death benefit is taxable as the income of the recipient as follows: (i) if distributed in a lump sum, the death benefit is taxed in the same way as a surrender of the Contract; or (ii) if distributed under an annuity income payment option, it is taxed in the same way as annuity income payments.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT: If you transfer or assign your ownership of the Contract, change the Annuitant, select certain Annuity Income Dates, or exchange the Contract, it may result in certain tax consequences to you that are not discussed in this prospectus. You should consult a tax adviser if you wish to transfer, assign or exchange the Contract.

WITHHOLDING: Unless directed otherwise, we are required to withhold an amount for federal income tax from any money we distribute from the Contract. Recipients can generally elect, however, not to have tax withheld from distributions. Certain amounts we pay out from some Qualified Contracts are subject to mandatory tax withholding.

MULTIPLE CONTRACTS: All annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in that Owner's income when a taxable distribution occurs.

SECTION 7:  ACCESS TO YOUR MONEY

You can obtain the money you have in your Contract: (1) by withdrawing a portion of it or surrendering your Contract in full prior to the Annuity Income Date; or
(2) by electing to start receiving annuity income payments. In addition, your Beneficiary can receive the money in your Contract as a death benefit if you die prior to the Annuity Income Date. If you surrender your Contract before the Annuity Income Date, you will receive the Contract Value on the day the surrender is completed, less any applicable Surrender Charges, premium taxes and the Annual Contract Fee (See "Section 5: Charges and Deductions").

If you withdraw only some of the money in your Contract, you must tell us if money is to be taken from the Fixed Account and/or one or more subaccounts. Under most circumstances, the amount of any withdrawal must be at least $500. You will receive the amount you requested, less any applicable Surrender Charges, taxes and fees. We will withdraw the amount requested at the end of the business day on which we receive your request. After a withdrawal, if your total Contract Value is less than $2,000, we may pay the remaining value to you and terminate the Contract.

Income taxes, tax penalties and certain restrictions may apply to any surrender or withdrawal. We have the right to defer payments from the Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM: You may elect to receive periodic withdrawals of a specified dollar amount or a specified whole percent of the Contact's Value under our systematic withdrawal plan. Withdrawals may be made on a monthly, quarterly, semi-annual or annual basis. Each withdrawal from the Fixed Account and/or any subaccount under the systematic withdrawal program must be at least $50. If you don't elect this option when you first apply for the Contract, payments under the systematic withdrawal program will not begin until on or after the first contract anniversary. Withdrawals under the systematic withdrawal plan may be subject to a Surrender Charge. (See "Surrender Charges").

Participation in the systematic withdrawal plan will automatically end if the value in the Fixed Account or the subaccount(s) from which withdrawals are being made becomes zero. You may stop systematic withdrawals at any time. We reserve the right to discontinue offering the systematic withdrawal plan at any time. However, termination of the program by us will not end any systematic withdrawal plan in effect at the time we terminate the program. Systematic withdrawals may have adverse federal income tax consequences and you should, therefore, consult with your tax adviser before electing this option.

SECTION 8:  PERFORMANCE

From time to time, we may advertise yields, effective yields and total returns of the various investment portfolios and/or subaccounts. Standard Total Return figures for the subaccounts will reflect the deduction of all charges under the Contract, including the insurance charges, the Annual Contract Fee and Surrender Charges. These figures are based on historical returns of the subaccounts since their inception and do not indicate or project future performance. Advertisements may also include yields, effective yields and total returns that do not reflect the deduction of the Annual Contract Fees and Surrender Charges. The deduction of Annual Contract Fees and Surrender Charges would reduce the performance results.

In addition, we may present historic performance data for the investment portfolios since their inception reduced by portfolio expenses and some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the date the portfolio(s) were first available under the Contract but is designed to show the performance that would have resulted if the investment portfolios and/or the Contract had been available during that time.

We may also advertise investment portfolio and/or subaccount performance relative to certain performance rankings and indices compiled by independent organizations and/or report other information including the effect of tax-deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from underlying investment portfolios are reinvested and can lead to substantial long-term accumulation of assets, provided that the portfolio's investment experience is positive. More detailed information as to the calculation of performance appears in the SAI.

For more information on the performance of investment portfolios under the Contract, see their prospectuses.

SECTION 9:  DEATH BENEFITS

UPON YOUR DEATH: If you die before annuity income payments begin, we will pay a death benefit to your Beneficiary (see below). If there is a Joint Owner, the death benefit will be paid when the first owner dies and the surviving Joint Owner will be treated as the Beneficiary. The amount of the death benefit depends on how old you (or the Joint Owner) are on the date of death.

If you (or the Joint Owner) die prior to age 75, the death benefit will be the greater of:

    1. the value of your Contract on the date we receive adequate proof of death;

    2. the value of the Contract on the most recent 5th Contract anniversary immediately preceding the date of death, plus any subsequent purchase payments less any withdrawals since that anniversary date; or

    3. the total of all purchase payments received less any purchase payment withdrawals since the date the Contract was issued.

If you (or your Joint Owner) die on or after the date you (or the Joint Owner) reach age 75, the death benefit will be the greater of:

    1. the value of your Contract on the date we receive adequate proof of death;

    2. the death benefit as of your (or the Joint Owner's) 75th birthday, less the dollar amount of any subsequent withdrawals; or

    3. the total of all purchase payments received less any purchase payment withdrawals since the date this Contract was issued.

You may specify the manner in which the death benefit is to be paid. If you do not, the Beneficiary has this right. In either case, the entire death benefit must be paid within 5 years after the date of death, unless: (1) it is paid over the Beneficiary's lifetime or a period not extending beyond the Beneficiary's life expectancy; and (2) payments begin within one year of the date of death. However, if the Beneficiary is your spouse, he/she may continue the Contract as the Owner.

If the death benefit is paid immediately in one lump sum, the Contract will end on the date of payment. If not, the death benefit will become the new Contract Value and will be allocated to the various subaccounts and the Fixed Account in the same proportion as existed on the date we receive adequate proof of death.

DEATH OF THE ANNUITANT: If the Annuitant dies before annuity income payments start, you can name a new Annuitant. If no new Annuitant is named within 30 days, you will become the Annuitant. If you are the Annuitant, we will pay the Beneficiary the death benefit as described above. However, if the Owner (you) is a non-natural person, then the death of, or change in, the Annuitant will be treated as the death of the Owner and the "Upon Your Death" provisions stated above will apply.

If the Annuitant dies after annuity income payments start, payments will be made as described in "Section 2: Annuity Payments (The Income Phase)."

SECTION 10:  OTHER INFORMATION

FIRST CITICORP LIFE INSURANCE COMPANY: First Citicorp Life Insurance Company is a stock life insurance company organized under New York laws in 1978. We are a wholly owned subsidiary of Citicorp Life Insurance Company, an Arizona company, which in turn is wholly owned by Citibank Delaware. Citibank Delaware is a wholly owned subsidiary of Citicorp Holdings Inc., which in turn, is a wholly owned subsidiary of Citigroup, one of the world's largest bank holding companies.

THE SEPARATE ACCOUNT: On July 6, 1994 we established a Separate Account under New York law, the First Citicorp Life Variable Annuity Separate Account, to receive, hold and invest purchase payments made under these, and similar contracts. It has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Separate Account is divided into a number of subaccounts, each of which invests exclusively in the shares of a corresponding investment portfolio. Although the assets in the Separate Account are our property, the Separate Account is not chargeable with liabilities arising out of any other business that we may conduct. The assets of the Separate Account are available to cover our general liabilities only to the extent that those assets exceed the liabilities arising under the Contracts and any other contracts supported by the Separate Account. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to income, gains and losses from any other of our accounts or subaccounts. We have the right to transfer to the General Account any assets of the Separate Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are our general corporate obligations.

DISTRIBUTION: Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also registered representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 and having written sales agreements with the principal underwriter to sell the Contract.

CFBDS, Inc. acts as the principal underwriter, as defined in the 1940 Act, of the Contracts for the Separate Account pursuant to an Underwriting Agreement with us. CFBDS is not obligated to sell any specific number of Contracts. CFBDS, Inc.'s principal business address is 21 Milk St., Boston, Massachusetts.

We may pay sales commissions to broker-dealers up to an amount equal to 7.00% of the purchase payments. These broker-dealers are expected to compensate sales representatives in varying amounts from these commissions. We also may pay other distribution expenses such as production incentive bonuses, agent's insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges under the Contracts that are not described under "Charges and Deductions."

OWNERSHIP: You are the Owner of the Contract. You are also the Annuitant unless a different Annuitant is named. Any Joint Owner must be your spouse unless state law requires us to permit other Joint Owners or we otherwise agree. Before the Annuity Income Date you have all the rights under the Contract, subject to the rights of any irrevocable beneficiary or assignee of record. If Joint Owners are named, both must consent to any change.

BENEFICIARY: The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named by you and can be changed at any time prior to the Annuity Income Date. If you have named an irrevocable beneficiary, their approval must be obtained before you change Beneficiaries. If you name two or more Beneficiaries, each Beneficiary will receive an equal share of any Death Benefit unless you specify otherwise in writing. If a named Beneficiary dies before you, the interest of that Beneficiary will end on his or her death. If no Beneficiary is named or no Beneficiary survives you, any Death Benefit will be paid to your estate.

SUSPENSION OF PAYMENTS OR TRANSFERS: We may be required to suspend or postpone surrender or withdrawal payments and transfers if:

    1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

    2. the SEC permits by an order such postponement for the protection of Contract Owners; or

    3. the SEC determines that an emergency exists that would make the disposal of securities held in a subaccount or the determination of the value of the subaccount's net assets not reasonably practicable.

If a recent check or draft has been submitted, we have the right to delay payment until we have assured ourselves that the check or draft has been honored.

Any surrender, withdrawal or death benefit will usually be paid within 7 days after we receive proper notice. We have the right to defer payment of any surrender, withdrawal or transfer from the Fixed Account for up to six months from the date of receipt of written notice for such a surrender, withdrawal or transfer. If payment is not made within 10 days after receipt of all necessary documentation from you, any amount paid will include interest at the minimum rate required by law or the current Fixed Account interest rate, if greater.

MODIFICATIONS:  We may modify the Contract if necessary:

    1. for the Contract or the Separate Account to comply with the laws or regulations of a governmental agency; or

    2. to reflect a change in the operation of the Separate Account or a subaccount; or

    3. to add, delete or modify an account, a subaccount or an investment portfolio.

If such modifications are made, we will notify you, or the Annuitant, and endorse the Contract if appropriate.

LEGAL PROCEEDINGS: There are no material legal proceedings to which the Separate Account, or CFBDS, Inc. as principal underwriter, is a party or the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to the total assets of, or that relates to, the Separate Account.

FINANCIAL STATEMENTS: Our audited Statutory Financial Statements as of December 31, 1999 and 1998 and for the years ended December 31, 1999, 1998 and 1997 as well as the Independent Auditors' Report appear in the Statement of Additional Information bearing the same date as this Prospectus. Our Financial Statements should only be considered when evaluating our ability to meet our obligations under the Contract. The SAI also contains financial statements for the Separate Account as of December 31, 1999.

If you would like a free copy of the Statement of Additional Information for this prospectus, please complete the following and mail it to First Citicorp Life Insurance Company, 800 Silver Lake Boulevard, P.O. Box 7031, Dover, Delaware 19903.

INQUIRES: If you need more information, please contact us at our Customer Service Office at: First Citicorp Life Insurance Company, 800 Silver Lake Boulevard, P.O. Box 7031, Dover, DE 19903. You may call us toll free at 800-497-4857.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS

ADDITIONAL CONTRACT PROVISIONS                                                     4
            The Contract                                                           4
            Incontestability                                                       4
            Misstatement of Age or Sex                                             4
            Participation                                                          4
            Assignment                                                             4
DISTRIBUTION OF THE CONTRACTS                                                      4
DETERMINING ACCUMULATION UNIT VALUES                                               4
ADDING, DELETING OR SUBSTITUTING
            INVESTMENT PORTFOLIOS                                                  5
VOTING RIGHTS                                                                      5
CALCULATION OF YIELDS AND TOTAL
RETURNS                                                                            6
            Money Market Subaccount Yields                                         6
            Other Subaccount Yields                                                8
            Average Annual Total Returns                                           9
            Subaccount Performance Data                                           11
            Adjusted Historic Portfolio Performance Data                          16
            Effect of the Annual Contract Fee on Performance Data                 21
VARIABLE ANNUITY PAYMENTS                                                         21
            Assumed Investment Rate                                               21
            Amount of Variable Annuity Payments                                   21
            Annuity Unit Value                                                    22
TAX STATUS                                                                        23
            Introduction                                                          23
            Taxation of the Company                                               23
            Tax Status of the Contract                                            23
            Taxation of Annuities                                                 25
            Qualified Contracts                                                   26
            Withholding                                                           27
            Possible Changes in Taxation                                          28
            Other Tax Consequences                                                28
LEGAL MATTERS                                                                     28
EXPERTS                                                                           28
OTHER INFORMATION                                                                 28
FINANCIAL STATEMENTS                                                              29

Please send a copy of the Statement of Additional Information pertaining to the First Citicorp Life Insurance Company Variable Annuity and the First Citicorp
Life Variable Annuity Separate Account to: (Please Print or Type)

   Name:
        ---------------------------------------

   Mailing Address:
                   ----------------------------

                   ----------------------------

                    APPENDIX: CONDENSED FINANCIAL INFORMATION

The following shows Accumulation Unit Values and number of Accumulation Units for the period from the commencement of each subaccount (2/99) through December 31, 1999. This condensed financial information is derived from the financial statements of the Separate Account and should be read in conjunction with the financial statements, related notes and other financial information contained in the SAI.


-------------------------------------------------------------------------- -------------------------------------
                                                                                    From Commencement
                                                                                      of Subaccount
                               Subaccount                                            through 12/31/99
-------------------------------------------------------------------------- -------------------------------------
CitiSelect VIP Folio 200 Conservative
   Unit Value Beginning of Period
   Unit Value End of Period                                                                      $1.13
   Number of Accumulation Units Outstanding                                                    418,239
-------------------------------------------------------------------------- -------------------------------------
CitiSelect VIP Folio 300 Balanced
   Unit Value Beginning of Period
   Unit Value End of Period                                                                      $1.17
   Number of Accumulation Units Outstanding                                                    248,559
-------------------------------------------------------------------------- -------------------------------------
CitiSelect VIP Folio 400 Growth
   Unit Value Beginning of Period
   Unit Value End of Period                                                                      $1.17
   Number of Accumulation Units Outstanding                                                    349,928
-------------------------------------------------------------------------- -------------------------------------
CitiSelect VIP Folio 500 Growth Plus
   Unit Value Beginning of Period
   Unit Value End of Period                                                                      $1.20
   Number of Accumulation Units Outstanding                                                      9,906
-------------------------------------------------------------------------- -------------------------------------
CitiFunds Small Cap Growth VIP Portfolio
   Unit Value Beginning of Period
   Unit Value End of Period                                                                      $1.42
   Number of Accumulation Units Outstanding                                                    197,794
-------------------------------------------------------------------------- -------------------------------------
Fidelity VIP Growth Portfolio
   Unit Value Beginning of Period
   Unit Value End of Period                                                                      $3.35
   Number of Accumulation Units Outstanding                                                      6,054
-------------------------------------------------------------------------- -------------------------------------
Fidelity VIP High Income Portfolio
   Unit Value Beginning of Period
   Unit Value End of Period                                                                      $1.49
   Number of Accumulation Units Outstanding                                                  2,922,891
-------------------------------------------------------------------------- -------------------------------------
Fidelity Equity-Income Portfolio
   Unit Value Beginning of Period
   Unit Value End of Period                                                                      $1.40
   Number of Accumulation Units Outstanding                                                  5,183,695
-------------------------------------------------------------------------- -------------------------------------
Fidelity VIP Overseas Portfolio
   Unit Value Beginning of Period
   Unit Value End of Period                                                                      $1.69
   Number of Accumulation Units Outstanding                                                    696,431
-------------------------------------------------------------------------- -------------------------------------
Fidelity VIP II Contrafund Portfolio
   Unit Value Beginning of Period
   Unit Value End of Period                                                                      $1.89
   Number of Accumulation Units Outstanding                                                  6,894,075
-------------------------------------------------------------------------- -------------------------------------
Fidelity VIP II Index 500 Portfolio
   Unit Value Beginning of Period
   Unit Value End of Period                                                                      $1.85
   Number of Accumulation Units Outstanding                                                 13,803,244
-------------------------------------------------------------------------- -------------------------------------
AIM V.I. Capital Appreciation Fund
   Unit Value Beginning of Period
   Unit Value End of Period                                                                      $2.79
   Number of Accumulation Units Outstanding                                                  1,211,084
-------------------------------------------------------------------------- -------------------------------------
AIM V.I. Government Securities Fund
   Unit Value Beginning of Period
   Unit Value End of Period                                                                      $1.10
   Number of Accumulation Units Outstanding                                                  4,697,586
-------------------------------------------------------------------------- -------------------------------------

-------------------------------------------------------------------------- -------------------------------------
                                                                                    From Commencement
                                                                                      of Subaccount
                               Subaccount                                            through 12/31/99
-------------------------------------------------------------------------- -------------------------------------
AIM V.I. Growth Fund
   Unit Value Beginning of Period
   Unit Value End of Period                                                                      $2.13
   Number of Accumulation Units Outstanding                                                  2,865,017
-------------------------------------------------------------------------- -------------------------------------
AIM V.I. Growth and Income Fund
   Unit Value Beginning of Period
   Unit Value End of Period                                                                      $1.97
   Number of Accumulation Units Outstanding                                                  5,084,678
-------------------------------------------------------------------------- -------------------------------------
AIM V.I. International Equity Fund
   Unit Value Beginning of Period
   Unit Value End of Period                                                                      $1,82
   Number of Accumulation Units Outstanding                                                  2,271,267
-------------------------------------------------------------------------- -------------------------------------
AIM V.I. Value Fund
   Unit Value Beginning of Period
   Unit Value End of Period                                                                      $1.98
   Number of Accumulation Units Outstanding                                                  9,936,964
-------------------------------------------------------------------------- -------------------------------------
MFS Global Governments Series
   Unit Value Beginning of Period
   Unit Value End of Period                                                                      $1.13
   Number of Accumulation Units Outstanding                                                    181,566
-------------------------------------------------------------------------- -------------------------------------
MFS Money Market Series
   Unit Value Beginning of Period
   Unit Value End of Period                                                                      $1.17
   Number of Accumulation Units Outstanding                                                    689,526
-------------------------------------------------------------------------- -------------------------------------
MFS Bond Series
   Unit Value Beginning of Period
   Unit Value End of Period                                                                      $1.11
   Number of Accumulation Units Outstanding                                                  2,384,560
-------------------------------------------------------------------------- -------------------------------------
MFS Total Return Series
   Unit Value Beginning of Period
   Unit Value End of Period                                                                      $1.32
   Number of Accumulation Units Outstanding                                                  5,952,784
-------------------------------------------------------------------------- -------------------------------------
MFS Research Series
   Unit Value Beginning of Period
   Unit Value End of Period                                                                      $1.71
   Number of Accumulation Units Outstanding                                                  2,373,664
-------------------------------------------------------------------------- -------------------------------------
MFS Emerging Growth Series
   Unit Value Beginning of Period
   Unit Value End of Period                                                                      $2.68
   Number of Accumulation Units Outstanding                                                  3,879,175
-------------------------------------------------------------------------- -------------------------------------

*The Fidelity VIP Growth Portfolio, AIM V.I. Capital Appreciation Fund, MFS Global Governments Series and MFS Money Market Series subaccounts commenced operations on February 21, 1995. All other subaccounts commenced operations on February 3, 1997.

                                     PART B

          Information Required in a Statement of Additional Information

                       STATEMENT OF ADDITIONAL INFORMATION

                      FIRST CITICORP LIFE INSURANCE COMPANY
                             Customer Service Office
                            800 Silver Lake Boulevard
                                  P.O. Box 7031
                                 Dover, DE 19904
                                 (800) 497-4857

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

            This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by First Citicorp Life Insurance Company ("we", "our" and "us"). This Statement of Additional Information is not a prospectus, and it should be read only in conjunction with the prospectuses for the Contract and the investment portfolios. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the prospectuses by writing or calling us at our address or phone number shown above.

                                   MAY 1, 2000

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

                                                                                                                        Page
                                                                                                                        ----
ADDITIONAL CONTRACT PROVISIONS..........................................................................................3
            The Contract................................................................................................3
            Incontestability............................................................................................3
            Misstatement of Age or Sex..................................................................................3
            Participation...............................................................................................3
            Assignment..................................................................................................3

DISTRIBUTION OF THE CONTRACTS...........................................................................................3

DETERMINING ACCUMULATION UNIT VALUES....................................................................................3

ADDING, DELETING OR SUBSTITUTING  INVESTMENT PORTFOLIOS.................................................................4

VOTING RIGHTS...........................................................................................................4

CALCULATION OF YIELDS AND TOTAL RETURNS.................................................................................5
            Money Market Subaccount Yields..............................................................................6
            Other Subaccount Yields.....................................................................................7
            Average Annual Total Returns................................................................................8
            Subaccount Performance Data................................................................................10
            Adjusted Historic Portfolio Performance Data...............................................................15
            Effect of the Annual Contract Fee on Performance Data......................................................20

VARIABLE ANNUITY PAYMENTS..............................................................................................20
            Assumed Investment Rate....................................................................................20
            Amount of Variable Annuity Payments........................................................................20
            Annuity Unit Value.........................................................................................21

TAX STATUS.............................................................................................................22
            Introduction...............................................................................................22
            Taxation of the Company....................................................................................22
            Tax Status of the Contract.................................................................................22
            Taxation of Annuities......................................................................................24
            Qualified Contracts........................................................................................25
            Withholding................................................................................................27
            Possible Changes in Taxation...............................................................................27
            Other Tax Consequences.....................................................................................27

LEGAL MATTERS..........................................................................................................27

EXPERTS................................................................................................................27

OTHER INFORMATION......................................................................................................28

FINANCIAL STATEMENTS...................................................................................................28


                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

       The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

INCONTESTABILITY

       We will not contest the Contract.

MISSTATEMENT OF AGE OR SEX

       If the age or sex (if applicable) of the payee has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex (if applicable).

PARTICIPATION

       The Contract does not participate in our divisible surplus.

ASSIGNMENT

       Upon written notice to us, you may assign your rights under this Contract. We assume no responsibility for the validity of any such assignment. Assignments will not apply to any payments or actions taken prior to the time it is recorded by us. Certain Qualified Contracts may not be assigned.

                          DISTRIBUTION OF THE CONTRACTS

       CFBDS, Inc. acts as the principal underwriter and distributor of the Contract, pursuant to an Underwriting Agreement with us. Applications for the Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also licensed representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 and having written sales agreements with the principal underwriter to sell the Contract.

       CFBDS, Inc. is not affiliated with First Citicorp Life Insurance Company or the Separate Account. For fiscal years 1999, 1998 and 1997, no underwriting commissions were paid to, or retained by, CFBDS, Inc.

                      DETERMINING ACCUMULATION UNIT VALUES

       The accumulation unit value for each subaccount on its first Valuation Period was set at $1.00. A Valuation Period is the period that starts at the close of regular trading on the New York Stock Exchange on any business day and ends at the close of regular trading on the next business day. We calculate the accumulation unit value for each subaccount at the end of each Valuation Period. We do this by multiplying the subaccount's accumulation unit value on the preceding business day by the net investment factor for the subaccount's Valuation Period just ended.

       The net investment factor for each subaccount for each Valuation Period is calculated by dividing (1) by (2) and subtracting (3) from the result, where:

         (1) Is the net asset value per share of the corresponding portfolio at the end of the Valuation Period, plus the per share amount of any declared and unpaid dividends or capital gains accruing to that portfolio plus (or minus) a per share credit (or charge) for any taxes resulting form the investment operations of the subaccount;

         (2) Is the portfolio's net asset value per share at the beginning of the Valuation Period; and

         (3) Is a factor representing the daily mortality and expense risk charge and the administration charge deducted from the subaccount.


             ADDING, DELETING OR SUBSTITUTING INVESTMENT PORTFOLIOS

       We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in or purchased by the Separate Account. If the shares of a portfolio are no longer available for investment, or if, in our judgment, further investments in any portfolio becomes inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares attributable to a Contract's interest in a subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act and other applicable law.

       We also reserve the right to establish additional subaccounts of the Separate Account, each of which would invest in shares of a new corresponding portfolio having a specified investment objective. We may, in our sole discretion, establish new subaccounts or eliminate or combine one or more subaccounts if marketing needs, tax considerations or investment or other conditions warrant. Any new subaccounts may be made available to existing Contract Owners on a basis to be determined by us. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more subaccounts may be transferred to any other subaccount if, in our sole discretion, marketing, tax, investment or other conditions warrant.

       In the event of any such substitution or change, we may (by appropriate endorsements, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of Owners or annuitants, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management investment company under the 1940 Act; it may be deregistered under that Act if registration is no longer required; it may be combined with other separate accounts, or its assets may be transferred to another separate account. In addition, we may, when permitted by law, restrict or eliminate any voting privileges of Owners or other persons who have such privileges under the Contracts.

                                  VOTING RIGHTS

       In accordance with our view of current applicable law, we will vote portfolio shares held in the Separate Account at regular and special shareholder meetings of the portfolios in accordance with instructions received from persons having voting interests in the corresponding subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation of the Act should change, or we otherwise determine that we are allowed to vote the shares in our own right, we may elect to do so.

       The number of votes that an Owner or Annuitant has the right to instruct us will be calculated separately for each subaccount of the Separate Account, and may include fractional votes. Prior to the Annuity Income Date, an Owner holds a voting interest in each subaccount to which Contract Value is allocated. After the Annuity Income Date, the Annuitant has a voting interest in each subaccount from which variable annuity payments are made.

       For each Owner, the number of votes attributable to a subaccount will be determined by dividing the Contract Value attributable to that Owner's Contract in that subaccount by the net asset value per share of the portfolio in which that subaccount invests. For each Annuitant, the number of votes attributable to a subaccount will be determined by dividing the liability for future variable annuity payments to be paid from the subaccount by the net asset value per share of the portfolio in which that subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the 3.0% assumed investment rate used in determining the number of annuity units of that subaccount credited to the Annuitant's Contract and annuity unit value of that subaccount on the date that the number of votes is determined. As variable annuity payments are made to the Annuitant, the liability for future payments decreases as does the number of votes.

       The number of votes available to an Owner or Annuitant will be determined as of the same or coincident date established by the portfolio for determining shareholders eligible to vote at the shareholders' meeting. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the portfolio. Each Owner or Annuitant having a voting interest in a subaccount will receive proxy materials and reports relating to any meeting of shareholders of the portfolio in which that subaccount invests.

       Portfolio shares as to which no timely instructions are received and shares held by us in a subaccount as to which no Owner or Annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.

                     CALCULATION OF YIELDS AND TOTAL RETURNS

       From time to time, we may disclose yields, total returns, and other performance data pertaining to the Contracts for a subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC. Because of the fees and charges assessed under the Contract, the yield for each subaccount will be lower than the yield for the investment portfolio supporting that subaccount. The calculation of yields, total returns and other performance data do not reflect the effect of any premium tax that may be applicable. Most states and political subdivisions do not assess premium taxes; however, where state premium taxes are assessed, we will deduct the amount of the tax due from each payment at rates ranging from a minimum of 0.5% to a maximum of 3.5% of such payment at the time annuity payments begin. Premium taxes levied by political subdivisions, generally at rates of less than 1.00%, will be deducted in the same manner.

MONEY MARKET SUBACCOUNT YIELDS

       From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the MFS Money Market Series or on that portfolio's securities.

       This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, as well as income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of 1 unit of the Money Market Subaccount at the beginning of the period, dividing such net change in subaccount value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in subaccount value reflects: 1) net income from the portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual contract fee; 2) the mortality and expense risk charge; and
(3) the asset-based administration charge. For purposes of calculating current yields for a Contract, an average per unit contract fee is used based on the $30 annual contract fee deducted at the end of each Contract Year. Current Yield is calculated according to the following formula:

            CURRENT YIELD = ((NCS - ES)/UV) X (365/7)

Where:

            NCS       =        the net change in the value of the MFS Money
                               Market Series (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation, as well as income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

            ES        =        per unit expenses attributable to the
                               hypothetical account for the seven-day period.

            UV        =        the unit value for the first day of the
                               seven-day period.

       The seven-day Effective Yield is calculated by compounding the unannualized base period return according to the following formula:

            EFFECTIVE YIELD = (1 + ((NCS-ES)/UV)) 365/7 - 1

Where:

            NCS       =        the net change in the value of the MFS Money
                               Market Series (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation, as well as income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

            ES        =        per unit expenses attributable to the
                               hypothetical account for the seven-day period.

            UV        =        the unit value for the first day of the seven-day
                               period.

       Based on the method of calculation described above, the Current Yield and Effective Yield on amounts held in the MFS Money Market Subaccount for the seven-day period ending December 31, 1999 were:

                           Current Yield = 4.46%

                           Effective Yield = 4.55%

       The current and effective yields on amounts held in this subaccount normally fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the MFS Money Market Series, the types and quality of portfolio securities held by the MFS Money Market Series and the MFS Money Market Series' operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

       Yield calculations do not take into account the surrender charge under the Contract equal to a maximum of 7% of the amount of purchase payments withdrawn for certain withdrawals. During each Contract Year, up to 10% of all purchase payments, less any prior withdrawal of purchase payments, may be withdrawn without the imposition of a surrender charge.

OTHER SUBACCOUNT YIELDS

       From time to time, sales literature or advertisements may quote the current annualized yield of the Bond Subaccount for a Contract for 30-day or one-month periods. The annualized yield generated by the Bond Subaccount refers to income generated by the subaccount during a 30-day or one-month period and is assumed to be generated each 30-day or one month period over a 12-month period.

       The yield is computed by: 1) dividing the net investment income of the portfolio attributable to the subaccount units less subaccount expenses for the period; by 2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the subaccount include the annual contract fee, the asset-based administration charge and the mortality and expense risk charge. The yield calculation assumes a contract fee of $30 per year per Contract deducted at the end of each Contract Year for Contracts with less than $25,000 of Contract Value. For purposes of calculating the 30-day or one-month yield, an average contract fee based on the average Contract Value in the Separate Account is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

            YIELD = 2 X (((NI - ES)/(U X UV)) + 1)(6) - 1)

Where:

            NI             =        net income of the portfolio for the 30-day
                                    or one-month period attributable to the
                                    subaccount's units.

            ES             =        expenses of the subaccount for the 30-day or
                                    one-month period.

            U              =        the average number of units outstanding.

            UV             =        the unit value at the close (highest) of the
                                    last day in the 30-day or one-month period.

       Based on the method of calculation described above, for the thirty-day period ending December 31, 1999, the yield for the Bond Subaccount was:

                           Yield = -6.80%

       The yield on the amounts held in the Bond Subaccount normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Bond Subaccount's actual yield is affected by the types and quality of securities held by the MFS Bond Series and that portfolio's operating expenses.

       Yield calculations do not take into account the surrender charge under the Contract equal to a maximum of 7% of the amount of purchase payments withdrawn for certain withdrawals. During each Contract Year, up to 10% of all purchase payments, less any prior withdrawal of purchase payments, may be withdrawn without the imposition of a surrender charge.

AVERAGE ANNUAL TOTAL RETURNS

       From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the subaccounts for various periods of time.

       When a subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

       Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

       Average annual total returns are calculated using subaccount unit values which we calculate on each Valuation Day based on the performance of the subaccount's underlying portfolio, the deductions for the mortality and expense risk charge, the deductions for the asset-based administration charge and the Annual Contract Fee. The calculation assumes that the contract fee is $30 per year per Contract deducted at the end of each Contract Year for Contracts with less than $25,000 of Contract Value. For purposes of calculating average annual total return, an average per-dollar per-day contract fee attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the surrender charge for any period less than five years since the date of the purchase payment being withdrawn. The total return is calculated according to the following formula:

            TR             =           ((ERV/P)(1/N)) - 1

Where:

            TR             =           the average annual total return net of
                                       subaccount recurring charges.

            ERV            =           the ending redeemable value (net of any
                                       applicable surrender charge) of the
                                       hypothetical account at the end of the
                                       period.

            P              =           a hypothetical initial payment of $1,000.

            N              =           the number of years in the period.

SUBACCOUNT PERFORMANCE DATA

       Based on the method of calculation described above, the Standardized Average Annual Total Returns for the Subaccounts for the periods ending December 31, 1999 were:

**

       Based on the method of calculation described above, we show the Standardized Average Annual Total Returns for the Subaccounts for the periods ending December 31, 1999 below. Although the current subaccount charge structure did not exist during the periods shown, we have adjusted the returns of the Subaccounts shown below to reflect the current Subaccount charges imposed under the Contract.

----------------------------------------------------------------------------------------------------------------------------------
                                                  Subaccount Standardized Average Annual Total Return Table
----------------------------------------------------------------------------------------------------------------------------------
                                                                                     For the one-             For the period
                                                                                      year period             from  inception
Subaccount (date of inception of subaccount)                                            ending                      to
                                                                                       12/31/99                  12/31/99
---------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect(R)VIP Folio 200 Conservative (2/03/97)                                          -6.17%                  -0.24%
   CitiSelect(R)VIP Folio 300 Balanced (2/03/97)                                              -3.03%                   0.01%
   CitiSelect(R)VIP Folio 400 Growth (2/03/97)                                                 0.63%                   1.27%
   CitiSelect(R)VIP Folio 500 Growth Plus (2/03/97)                                            3.94%                   2.25%
   CitiFunds(SM) Small Cap Growth VIP Portfolio (2/03/97)                                     29.36%                   8.54%
A I M VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (2/21/95)                                                        36.27%                   20.87%
   Government Securities Fund (2/03/97)                                                       -9.02%                   -1.32%
   Growth Fund (2/03/97)                                                                      27.03%                   25.52%
   Growth and Income Fund (2/03/97)                                                           26.05%                   22.02%
   International Equity Fund (2/03/97)                                                        46.56%                   18.62%
   Value Fund (2/03/97)                                                                       21.76%                   22.35%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (2/21/95)                                                                 29.20%                   25.57%
   High Income Portfolio (2/03/97)                                                             0.32%                    0.27%
   Equity-Income Portfolio (2/03/97)                                                          -1.48%                    7.94%
   Overseas Portfolio (2/03/97)                                                               34.31%                   15.63%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (2/03/97)                                                             16.20%                   20.36%
   Index 500 Portfolio (2/03/97)                                                              12.51%                   19.43%
MFS VARIABLE INSURANCE TRUST
   Global Governments Series (2/21/95)                                                       -10.18%                   -0.34%
   Money Market Series (2/21/95)*                                                             -3.16%                    0.53%
   Bond Series (2/03/97)                                                                      -9.26%                   -1.10%
   Total Return Series (2/03/97)                                                              -4.68%                    5.31%
   Research Series (2/03/97)                                                                  16.00%                   16.01%
   Emerging Growth Series (2/03/97)                                                           67.92%                   36.36%
---------------------------------------------------------------------------------------------------------------------------------

*The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this subaccount than the total return quotation.

       We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

            CTR            =           (ERV/P) - 1

Where:

            CTR            =           The cumulative total return net of
                                       subaccount recurring charges for the
                                       period.

            ERV            =           The ending redeemable value of the
                                       hypothetical investment at the end of the period.

            P              =           A hypothetical single payment of $1,000.

       Based on the method of calculation described above, we show the Standardized Cumulative Total Returns for the Subaccounts for the periods ending December 31, 1999 below. Although the current subaccount charge structure did not exist during the periods shown, we have adjusted the returns of the Subaccounts shown below to reflect the current Subaccount charges imposed under the Contract.

------------------------------------------------------------------------------------------------------------------------
                                          Subaccount Standardized Cumulative Total Return Table
------------------------------------------------------------------------------------------------------------------------
                                                                                      For the                For the
                                                                                      one-year             period from
Subaccount (date of inception of subaccount)                                       period ending          inception to
                                                                                      12/31/99              12/31/99
------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 Conservative (2/03/97)                                     -6.17%                 -0.70%
   CitiSelect VIP Folio 300 Balanced (2/03/97)                                         -3.03%                  3.18%
   CitiSelect VIP Folio 400 Growth (2/03/97)                                            0.63%                  3.72%
   CitiSelect VIP Folio 500 Growth Plus (2/03/97)                                       3.94%                  6.64%
   CitiFunds Small Cap Growth VIP Portfolio (2/03/97)                                  29.36%                 26.66%
A I M VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (2/21/95)                                                 36.27%                151.25%
   Government Securities Fund (2/03/97)                                                -9.02%                 -3.75%
   Growth Fund (2/03/97)                                                               27.03%                 92.65%
   Growth and Income Fund (2/03/97)                                                    26.05%                 77.57%
   International Equity Fund (2/03/97)                                                 46.56%                 63.66%
   Value Fund (2/03/97)                                                                21.76%                 78.96%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (2/21/95)                                                          29.20%                202.44%
   High Income Portfolio (2/03/97)                                                      0.32%                  0.78%
   Equity-Income Portfolio (2/03/97)                                                   -1.48%                 24.67%
   Overseas Portfolio (2/03/97)                                                        34.31%                 52.03%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (2/03/97)                                                      16.20%                 70.68%
   Index 500 Portfolio (2/03/97)                                                       12.51%                 66.89%
MFS VARIABLE INSURANCE TRUST
   Global Governments Series (2/21/95)                                                -10.18%                 -1.66%
   Money Market Series (2/21/95)*                                                      -3.16%                  2.58%
   Bond Series (2/03/97)                                                               -9.26%                 -3.14%
   Total Return Series (2/03/97)                                                       -4.68%                 16.09%
   Research Series (2/03/97)                                                           16.00%                 53.50%
   Emerging Growth Series (2/03/97)                                                    67.92%                144.65%
------------------------------------------------------------------------------------------------------------------------

*The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this subaccount than the total return quotation.

       From time to time, sales literature or advertisements may also quote average annual total returns and cumulative total returns that do not reflect the surrender charge or the Annual Contract Fee. These are calculated in exactly the same way as the average annual total returns and cumulative total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn or the payment of the Annual Contract Fee.

       Based on this non-standardized method of calculation, the Non-Standardized Average Annual Total Returns and the Non-Standardized Cumulative Total Returns for the Subaccounts for the period ending December 31, 1999 were:

------------------------------------------------------------------------------------------------------------------------------------
                                                Subaccount Non-Standardized Average Annual Total Return Table
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          For the one-          For the period
                                                                                          year period           from inception
                                                                                            ending                    to
Subaccount (date of inception of subaccount)                                                12/31/99                12/31/99
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 Conservative (2/03/97)                                              0.15%                   4.27%
   CitiSelect VIP Folio 300 Balanced (2/03/97)                                                  3.29%                   5.61%
   CitiSelect VIP Folio 400 Growth (2/03/97)                                                    6.95%                   5.79%
   CitiSelect VIP Folio 500 Growth Plus (2/03/97)                                              10.26%                   6.77%
   CitiFunds Small Cap Growth VIP Portfolio (2/03/97)                                          35.68%                  13.05%
A I M VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (2/21/95)                                                         42.59%                  23.59%
   Government Securities Fund (2/03/97)                                                        -2.70%                   3.20%
   Growth Fund (2/03/97)                                                                       33.34%                  30.03%
   Growth and Income Fund (2/03/97)                                                            32.37%                  26.54%
   International Equity Fund (2/03/97)                                                         52.88%                  23.14%
   Value Fund (2/03/97)                                                                        28.08%                  26.87%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (2/21/95)                                                                  35.51%                  28.29%
   High Income Portfolio (2/03/97)                                                              6.64%                   4.79%
   Equity-Income Portfolio (2/03/97)                                                            4.84%                  12.46%
   Overseas Portfolio (2/03/97)                                                                40.63%                  20.15%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (2/03/97)                                                              22.52%                  24.88%
   Index 500 Portfolio (2/03/97)                                                               18.82%                  23.94%
MFS VARIABLE INSURANCE TRUST
   Global Governments Series (2/21/95)                                                         -3.86%                   2.37%
   Money Market Series (2/21/95)*                                                               3.16%                   3.24%
   Bond Series (2/03/97)                                                                       -2.94%                   3.42%
   Total Return Series (2/03/97)                                                                1.64%                   9.82%
   Research Series (2/03/97)                                                                   22.31%                  20.53%
   Emerging Growth Series (2/03/97)                                                            74.24%                  40.88%
------------------------------------------------------------------------------------------------------------------------------------

*The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this subaccount than the total return quotation.

----------------------------------------------------------------------------------------------------------------------------
                                           Subaccount Non-Standardized Cumulative Total Return Table
----------------------------------------------------------------------------------------------------------------------------
                                                                                         For the            For the period
                                                                                        one-year            from inception
Subaccount (date of inception of subaccount)                                          period ending               to
                                                                                         12/31/99              12/31/99
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 Conservative (2/03/97)                                         0.15%                  12.83%
   CitiSelect VIP Folio 300 Balanced (2/03/97)                                             3.29%                  17.05%
   CitiSelect VIP Folio 400 Growth (2/03/97)                                               6.95%                  17.63%
   CitiSelect VIP Folio 500 Growth Plus (2/03/97)                                         10.26%                  20.81%
   CitiFunds Small Cap Growth VIP Portfolio (2/03/97)                                     35.68%                  42.47%
A I M VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (2/21/95)                                                    42.59%                 179.91%
   Government Securities Fund (2/03/97)                                                   -2.70%                   9.51%
   Growth Fund (2/03/97)                                                                  33.34%                 113.33%
   Growth and Income Fund (2/03/97)                                                       52.88%                  82.29%
   International Equity Fund (2/03/97)                                                    28.08%                  98.69%
   Value Fund (2/03/97)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (2/21/95)                                                             35.51%                 235.60%
   High Income Portfolio (2/03/97)                                                         6.64%                  14.44%
   Equity-Income Portfolio (2/03/97)                                                       4.84%                  40.32%
   Overseas Portfolio (2/03/97)                                                           40.63%                  69.80%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (2/03/97)                                                         22.52%                  89.82%
   Index 500 Portfolio (2/03/97)                                                          18.82%                  85.75%
MFS VARIABLE INSURANCE TRUST
   Global Governments Series (2/21/95)                                                    -3.86%                  12.07%
   Money Market Series (2/21/95)*                                                          3.16%                  16.78%
   Bond Series (2/03/97)                                                                  -2.94%                  10.18%
   Total Return Series (2/03/97)                                                           1.64%                  31.04%
   Research Series (2/03/97)                                                              22.31%                  71.38%
   Emerging Growth Series (2/03/97)                                                       74.24%                 168.77%
-------------------------------------------------------------------------------------------------------------------------------

*The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this subaccount than the total return quotation.

       Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed.

       In advertising and sales literature, the performance of each subaccount may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or mutual fund portfolios with investment objectives similar to each of the subaccounts. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Services ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

       Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

       Advertising and sales literature may also compare the performance of each subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deductions" for the expenses of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

       Comparison may also report other information including the effect of tax-deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying portfolio's investment experience is positive.

ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA

       The charts below show historic performance data for the portfolios, including for periods prior to the inception of the subaccounts, reduced by some or all of the fees and charges under the Contract. Non-standard performance data will only be disclosed if standard performance data for the required periods is also disclosed.

       For the purposes of calculating the average annual total returns and cumulative total returns of the portfolios, we have deducted a daily mortality and expense risk charge equal to 1.25% of annual assets (except that for the period March 2, 1998 through December 31, 1999, we deducted the mortality and expense risk charge of 0.84% of annual assets), a daily administrative fee equal to 0.15% of annual net assets, the $30 annual contract fee and the applicable surrender charge.

       Based on the method of calculation described above, the Adjusted Historic Average Annual Total Returns for the portfolios for the periods ending December 31, 1999 were:


-----------------------------------------------------------------------------------------------------------------------------------
                                       Adjusted Portfolio Average Annual Total Return Table Deducting All Fees and Charges
-----------------------------------------------------------------------------------------------------------------------------------

                                                                              For the one-          For the 5-          For the 10-
Portfolio (date of inception of portfolio)                                    year period          year period          year period
                                                                                ending                ending               ending
                                                                               12/31/99              12/31/99             12/31/99
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 Conservative (11/25/96)                                -6.17%               N/A                 N/A
   CitiSelect VIP Folio 300 Balanced (11/25/96)                                    -3.02%               N/A                 N/A
   CitiSelect VIP Folio 400 Growth (11/25/96)                                       0.63%               N/A                 N/A
   CitiSelect VIP Folio 500 Growth Plus (11/25/96)                                  3.94%               N/A                 N/A
   CitiFunds Small Cap Growth VIP Portfolio (11/25/96)                             29.36%               N/A                 N/A
A I M VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (5/05/93)                                             36.27%             23.81%                N/A
   Government Securities Fund (5/05/93)                                            -9.02%              4.82%                N/A
   Growth Fund (5/05/93)                                                           27.03%             27.81%                N/A
   Growth and Income Fund (5/02/94)                                                26.05%             26.37%                N/A
   International Equity Fund (5/05/93)                                             46.55%             20.21%                N/A
   Value Fund (5/05/93)                                                            21.76%             25.43%                N/A
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (10/9/86)                                                      29.20%             27.91%               18.24%
   High Income Portfolio (9/19/85)                                                  0.32%              9.31%               10.84%
   Equity-Income Portfolio (10/9/86)                                               -1.48%             16.93%               12.87%
   Overseas Portfolio (1/28/87)                                                    34.24%             15.71%                9.85%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (1/03/95)                                                  16.19%               N/A                 N/A
   Index 500 Portfolio (8/27/92)                                                   12.52%             26.35%                N/A
MFS VARIABLE INSURANCE TRUST
   Global Governments Series (6/14/94)                                            -10.18%               N/A                 N/A
   Money Market Series (1/03/95)*                                                  -3.19%               N/A                 N/A
   Bond Series (10/24/95)                                                          -9.25%               N/A                 N/A
   Total Return Series (1/03/95)                                                   -4.68%               N/A                 N/A
   Research Series (7/26/95)                                                       16.00%               N/A                 N/A
   Emerging Growth Series (7/24/95)                                                67.92%               N/A                 N/A
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                       Adjusted Portfolio Average Annual Tota
-----------------------------------------------------------------------------------------------------------

                                                                                         For the period
Portfolio (date of inception of portfolio)                                               from inception
                                                                                              to
                                                                                            12/31/99
-----------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 Conservative (11/25/96)                                            2.79%
   CitiSelect VIP Folio 300 Balanced (11/25/96)                                                4.16%
   CitiSelect VIP Folio 400 Growth (11/25/96)                                                  4.35%
   CitiSelect VIP Folio 500 Growth Plus (11/25/96)                                             5.35%
   CitiFunds Small Cap Growth VIP Portfolio (11/25/96)                                        11.78%
A I M VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (5/05/93)                                                        20.60%
   Government Securities Fund (5/05/93)                                                        3.19%
   Growth Fund (5/05/93)                                                                      21.19%
   Growth and Income Fund (5/02/94)                                                           22.73%
   International Equity Fund (5/05/93)                                                        17.14%
   Value Fund (5/05/93)                                                                       21.33%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (10/9/86)                                                                 17.08%
   High Income Portfolio (9/19/85)                                                             9.31%
   Equity-Income Portfolio (10/9/86)                                                          12.17%
   Overseas Portfolio (1/28/87)                                                                9.33%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (1/03/95)                                                              25.71%
   Index 500 Portfolio (8/27/92)                                                               19.09%
MFS VARIABLE INSURANCE TRUST
   Global Governments Series (6/14/94)                                                          2.60%
   Money Market Series (1/03/95)*                                                               2.71%
   Bond Series (10/24/95)                                                                       2.55%
   Total Return Series (1/03/95)                                                               13.46%
   Research Series (7/26/95)                                                                   20.70%
   Emerging Growth Series (7/24/95)                                                            34.22%
-----------------------------------------------------------------------------------------------------------


*The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this portfolio than the total return quotation.

       The Adjusted Historic Cumulative Total Returns for the portfolios for the periods ending December 31, 1999 were:


-----------------------------------------------------------------------------------------------------------------------
 Adjusted Portfolio Cumulative Total Return Table Deducting All Fees and Charges
-----------------------------------------------------------------------------------------------------------------------
                                                                                 For the one-       For the 5-
                                                                                 year period        year period
                                                                                   ending             ending
Portfolio (date of inception of portfolio)                                        12/31/99           12/31/99
-----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 Conservative (11/25/96)                                -6.17%               N/A
   CitiSelect VIP Folio 300 Balanced (11/25/96)                                    -3.02%               N/A
   CitiSelect VIP Folio 400 Growth (11/25/96)                                       0.63%               N/A
   CitiSelect VIP Folio 500 Growth Plus (11/25/96)                                  3.94%               N/A
   CitiFunds Small Cap Growth VIP Portfolio (11/25/96)                             29.36%               N/A
A I M VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (5/05/93)                                             36.27%               190.98%
   Government Securities Fund (5/05/93)                                            -9.02%                26.57%
   Growth Fund (5/05/93)                                                           27.03%               241.03%
   Growth and Income Fund (5/02/94)                                                26.05%               222.27%
   International Equity Fund (5/05/93)                                             46.55%               150.98%
   Value Fund (5/05/93)                                                            21.76%               210.49%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (10/9/86)                                                      29.20%               242.35%
   High Income Portfolio (9/19/85)                                                  0.32%                56.07%
   Equity-Income Portfolio (10/9/86)                                               -1.48%               118.61%
   Overseas Portfolio (1/28/87)                                                    34.24%               107.42%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (1/03/95)                                                  16.19%               N/A
   Index 500 Portfolio (8/27/92)                                                   12.52%               222.00%
MFS VARIABLE INSURANCE TRUST
   Global Governments Series (6/14/94)                                            -10.18%               N/A
   Money Market Series (1/03/95)*                                                  -3.19%               N/A
   Bond Series (10/24/95)                                                          -9.25%               N/A
   Total Return Series (1/03/95)                                                   -4.68%               N/A
   Research Series (7/26/95)                                                       16.00%               N/A
   Emerging Growth Series (7/24/95)                                                67.92%               N/A
-----------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
 Adjusted Portfolio Cumulative Total Return Table Deducting All Fees and Charges
---------------------------------------------------------------------------------------------------------------------------
                                                                                 For the 10-            For the period
                                                                                 year period            from inception
                                                                                   ending                     to
Portfolio (date of inception of portfolio)                                        12/31/99                 12/31/99
----------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 Conservative (11/25/96)                                  N/A                       8.27%
   CitiSelect VIP Folio 300 Balanced (11/25/96)                                      N/A                      12.47%
   CitiSelect VIP Folio 400 Growth (11/25/96)                                        N/A                      13.07%
   CitiSelect VIP Folio 500 Growth Plus (11/25/96)                                   N/A                      16.23%
   CitiFunds Small Cap Growth VIP Portfolio (11/25/96)                               N/A                      37.88%
A I M VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (5/05/93)                                               N/A                     248.19%
   Government Securities Fund (5/05/93)                                              N/A                      23.25%
   Growth Fund (5/05/93)                                                             N/A                     259.72%
   Growth and Income Fund (5/02/94)                                                  N/A                     291.24%
   International Equity Fund (5/05/93)                                               N/A                     186.81%
   Value Fund (5/05/93)                                                              N/A                     262.46%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (10/9/86)                                                      434.31%                   706.20%
   High Income Portfolio (9/19/85)                                                 179.86%                   257.22%
   Equity-Income Portfolio (10/9/86)                                               235.58%                   357.26%
   Overseas Portfolio (1/28/87)                                                    155.93%                   216.95%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (1/03/95)                                                    N/A                     213.54%
   Index 500 Portfolio (8/27/92)                                                     N/A                     139.31%
MFS VARIABLE INSURANCE TRUST
   Global Governments Series (6/14/94)                                               N/A                      15.29%
   Money Market Series (1/03/95)*                                                    N/A                      14.27%
   Bond Series (10/24/95)                                                            N/A                      11.14%
   Total Return Series (1/03/95)                                                     N/A                      87.92%
   Research Series (7/26/95)                                                         N/A                     130.37%
   Emerging Growth Series (7/24/95)                                                  N/A                     269.53%
---------------------------------------------------------------------------------------------------------------------------


*The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this portfolio than the total return quotation.

       From time to time, sales literature or advertisements may also quote adjusted average annual total returns and cumulative total returns for the portfolios that do not reflect the surrender charge or the Annual Contract Fee. These are calculated in exactly the same way as the adjusted portfolio average annual total returns and cumulative total returns described above, except that ending value for the period does not take into account any charges on amounts surrendered or withdrawn or the payment of the annual contract fee.

       Based on this method of calculation, the Adjusted Portfolio Average Total Returns and Cumulative Total Returns without the deduction of surrender charges and the Annual Contract Fee for the portfolios for the periods ending December 31, 1999 were:


------------------------------------------------------------------------------------------------------------------------------------
                Adjusted Portfolio Average Annual Total Return Table Without Deduction of Surrender Charges and Annual Contract Fee
------------------------------------------------------------------------------------------------------------------------------------
                                                                 For the one-           For the 5-          For the 10-
                                                                 year  period          period ending        year period
                                                                    ending                 year               ending
Portfolio (date of inception of portfolio)                         12/31/99               12/31/99           12/31/99
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 Conservative (11/25/96)                    0.15%               N/A                  N/A
   CitiSelect VIP Folio 300 Balanced (11/25/96)                        3.29%               N/A                  N/A
   CitiSelect VIP Folio 400 Growth (11/25/96)                          6.95%               N/A                  N/A
   CitiSelect VIP Folio 500 Growth Plus (11/25/96)                    10.25%               N/A                  N/A
   CitiFunds Small Cap Growth VIP Portfolio  (11/25/96)               35.67%               N/A                  N/A
A I M VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (5/05/93)                                42.59%             23.83%                 N/A
   Government Securities Fund (5/05/93)                               -2.70%              4.84%                 N/A
   Growth Fund (5/05/93)                                              33.35%             27.83%                 N/A
   Growth and Income Fund (5/02/94)                                   32.37%             26.39%                 N/A
   International Equity Fund (5/05/93)                                52.87%             20.22%                 N/A
   Value Fund (5/05/93)                                               28.08%             25.45%                 N/A
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (10/9/86)                                         35.52%             27.92%                18.26%
   High Income Portfolio (9/19/85)                                     6.64%              9.33%                10.86%
   Equity-Income Portfolio (10/9/86)                                   4.84%             16.95%                12.89%
   Overseas Portfolio (1/28/87)                                       40.55%             15.73%                 9.87%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (1/03/95)                                     22.51%              N/A                   N/A
   Index 500 Portfolio (8/27/92)                                      18.83%             26.37%                 N/A
MFS VARIABLE INSURANCE TRUST
   Global Governments Series (6/14/94)                                -3.86%               N/A                  N/A
   Money Market Series (1/03/95)*                                      3.13%               N/A                  N/A
   Bond Series (10/24/95)                                             -2.94%               N/A                  N/A
   Total Return Series (1/03/95)                                       1.64%               N/A                  N/A
   Research Series (7/26/95)                                          22.31%               N/A                  N/A
   Emerging Growth Series (7/24/95)                                   74.24%               N/A                  N/A
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
               Adjusted Portfolio Average Annual Total Return Table Without Deduction of Surrender Charges and Annual Contract Fee
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         For the period
                                                                                         from inception
                                                                                               to
Portfolio (date of inception of portfolio)                                                  12/31/99
-----------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 Conservative (11/25/96)                                            4.27%
   CitiSelect VIP Folio 300 Balanced (11/25/96)                                                5.60%
   CitiSelect VIP Folio 400 Growth (11/25/96)                                                  5.79%
   CitiSelect VIP Folio 500 Growth Plus (11/25/96)                                             6.76%
   CitiFunds Small Cap Growth VIP Portfolio  (11/25/96)                                       13.05%
A I M VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (5/05/93)                                                        20.62%
   Government Securities Fund (5/05/93)                                                        3.20%
   Growth Fund (5/05/93)                                                                      21.21%
   Growth and Income Fund (5/02/94)                                                           22.75%
   International Equity Fund (5/05/93)                                                        17.16%
   Value Fund (5/05/93)                                                                       21.35%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (10/9/86)                                                                 17.10%
   High Income Portfolio (9/19/85)                                                             9.33%
   Equity-Income Portfolio (10/9/86)                                                          12.19%
   Overseas Portfolio (1/28/87)                                                                9.35%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (1/03/95)                                                             25.94%
   Index 500 Portfolio (8/27/92)                                                              19.38%
MFS VARIABLE INSURANCE TRUST
   Global Governments Series (6/14/94)                                                         2.61%
   Money Market Series (1/03/95)*                                                              3.20%
   Bond Series (10/24/95)                                                                      3.35%
   Total Return Series (1/03/95)                                                              13.80%
   Research Series (7/26/95)                                                                  21.14%
   Emerging Growth Series (7/24/95)                                                           34.53%
------------------------------------------------------------------------------------------------------------------------------------





*The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this portfolio than the total return quotation.

-----------------------------------------------------------------------------------------------------------------------------------
                Adjusted Portfolio Cumulative Total Return Table Without Deduction of Surrender Charges and Annual Contract Fee

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      For the one-          For the 5-           For the 10-
                                                                      year period          year period           year period
                                                                         ending              ending                 ending
Portfolio (date of inception of portfolio)                              12/31/99             12/31/99              12/31/99
--------------------------------------------------------------------------------------- -------------------- ---------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 Conservative (11/25/96)                         0.13%               N/A                  N/A
   CitiSelect VIP Folio 300 Balanced (11/25/96)                             3.28%               N/A                  N/A
   CitiSelect VIP Folio 400 Growth (11/25/96)                               6.93%               N/A                  N/A
   CitiSelect VIP Folio 500 Growth Plus (11/25/96)                         10.24%               N/A                  N/A
   CitiFunds Small Cap Growth VIP Portfolio (11/25/96)                     35.66%               N/A                  N/A
A I M VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (5/05/93)                                     42.57%               191.18%              N/A
   Government Securities Fund (5/05/93)                                    -2.72%                26.67%              N/A
   Growth Fund (5/05/93)                                                   33.33%               241.26%              N/A
   Growth and Income Fund (5/02/94)                                        32.35%               222.49%              N/A
   International Equity Fund (5/05/93)                                     52.85%               151.15%              N/A
   Value Fund (5/05/93)                                                    28.06%               210.70%              N/A
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (10/9/86)                                              35.50%               242.58%            435.08%
   High Income Portfolio (9/19/85)                                          6.62%                56.19%            180.29%
   Equity-Income Portfolio (10/9/86)                                        4.82%               118.77%            236.09%
   Overseas Portfolio (1/28/87)                                            40.54%               107.57%            156.33%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (1/03/95)                                          22.49%               N/A                  N/A
   Index 500 Portfolio (8/27/92)                                           18.82%               222.22%              N/A
MFS VARIABLE INSURANCE TRUST
   Global Governments Series (6/14/94)                                     -3.88%                                    N/A
   Money Market Series (1/03/95)*                                           3.11%               N/A                  N/A
   Bond Series (10/24/95)                                                  -2.95%               N/A                  N/A
   Total Return Series (1/03/95)                                            1.62%               N/A                  N/A
   Research Series (7/26/95)                                               22.30%               N/A                  N/A
   Emerging Growth Series (7/24/95)                                        74.22%               N/A                  N/A

-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                Adjusted Portfolio Cumulative Total Return Table Without Deduction of Surrender
                Charges and Annual Contract Fee
--------------------------------------------------------------------------------------------------------
                                                                                      For the period
                                                                                      from inception
                                                                                            to
Portfolio (date of inception of portfolio)                                               12/31/99
--------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 Conservative (11/25/96)                                          12.82%
   CitiSelect VIP Folio 300 Balanced (11/25/96)                                              17.03%
   CitiSelect VIP Folio 400 Growth (11/25/96)                                                17.62%
   CitiSelect VIP Folio 500 Growth Plus (11/25/96)                                           20.78%
   CitiFunds Small Cap Growth VIP Portfolio (11/25/96)                                       42.44%
A I M VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (5/05/93)                                                      248.51%
   Government Securities Fund (5/05/93)                                                      23.38%
   Growth Fund (5/05/93)                                                                    260.06%
   Growth and Income Fund (5/02/94)                                                         291.60%
   International Equity Fund (5/05/93)                                                      187.08%
   Value Fund (5/05/93)                                                                      N/A
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (10/9/86)                                                               707.75%
   High Income Portfolio (9/19/85)                                                          258.02%
   Equity-Income Portfolio (10/9/86)                                                        358.18%
   Overseas Portfolio (1/28/87)                                                             217.59%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (1/03/95)                                                           216.45%
   Index 500 Portfolio (8/27/92)                                                            142.19%
MFS VARIABLE INSURANCE TRUST
   Global Governments Series (6/14/94)                                                       15.39%
   Money Market Series (1/03/95)*                                                            17.06%
   Bond Series (10/24/95)                                                                    14.81%
   Total Return Series (1/03/95)                                                             90.76%
   Research Series (7/26/95)                                                                134.12%
   Emerging Growth Series (7/24/95)                                                         273.34%
----------------------------------------------------------------------------------------------------------




*The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this portfolio than the total return quotation.

EFFECT OF THE ANNUAL CONTRACT FEE ON PERFORMANCE DATA

       The Contract provides for a $30 Annual Contract Fee to be deducted annually at the end of each Contract Year from the Accounts based on the proportion of the Contract Value invested in each such Account. This fee is waived for Contracts having a Contract Value of at least $25,000 or if, during the Contract Year, purchase payments of at least $2,500 ($2,000 for Qualified Contracts), exclusive of the initial purchase payment, are paid. For purposes of reflecting the contract fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average Contract Value of all Contracts on the last day of the period for which quotations are provided. This converts the Annual Contract Fee to a factor of 0.017%.

                            VARIABLE ANNUITY PAYMENTS

ASSUMED INVESTMENT RATE

       The discussion concerning the amount of variable annuity payments which follows is based on an assumed investment rate of 3.0% per year. The assumed net investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. THIS RATE DOES NOT BEAR ANY RELATIONSHIP TO THE ACTUAL NET INVESTMENT EXPERIENCE OF THE SEPARATE ACCOUNT OR OF ANY SUBACCOUNT.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

       The amount of the first variable annuity payment is determined by dividing the Contract Value on the Annuity Income Date by 1,000 and multiplying the result by the appropriate factor in the annuity tables provided in the Contract. These tables are based upon the 1983 IAM Tables (promulgated by the Society of Actuaries). The appropriate factor is based on the annual net investment return of 3.0%. The amount of each payment will depend on the age of the Annuitant(s) at the time the first payment is due, and the sex of the Annuitant(s), unless otherwise required by law.

       The dollar amount of the second and subsequent variable annuity payments will vary and is determined by multiplying the number of subaccount annuity units by the subaccount annuity unit value as of a date no earlier than the fifth Valuation Day preceding the date the payment is due. The number of such units will remain fixed during the annuity period, assuming you or the Annuitant, if you are deceased, make no exchanges of annuity units for annuity units of another subaccount or to provide a fixed annuity payment. Once every 3 months after annuity payments have commenced, the Annuitant may elect in writing, to transfer among any subaccounts. After the Annuity Income Date, no transfers may be made between the subaccounts and the Fixed Account.

       The annuity unit value will increase or decrease from one payment to the next in proportion to the net investment return of the subaccount or subaccounts supporting the variable annuity payments, less an adjustment to neutralize the 3.0% assumed net investment rate referred to above. Therefore, the dollar amount of annuity payments after the first will vary with the amount by which the net investment return of the appropriate subaccounts is greater or less than 3.0% per year. For example, for a Contract using only one subaccount to generate variable annuity payments, if that subaccount has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Annuity Payments" in the Prospectus.)

       Fixed annuity payments are determined at annuitization by multiplying the values allocated to the Fixed Account by a rate to be determined by First Citicorp Life which is no less than the rate specified in the annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity.

       The annuity payments will be made on the fifteenth day of each month. The annuity unit value used in calculating the amount of the variable annuity payments will be based on an annuity unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the annuity payment.

ANNUITY UNIT VALUE

       The annuity unit value is calculated at the same time that the value of an accumulation unit is calculated and is based on the same values for portfolio shares and other assets and liabilities. (See "Variable Contract Value" in the Prospectus.) The annuity unit value for each subaccount's first valuation period was set at $1.00. The annuity unit value for a subaccount is calculated for each subsequent Valuation Period by multiplying the subaccount annuity unit value on the preceding day by the product of 1 times 2 where:

            (1) is the subaccount's net investment factor on the Valuation Day the Annuity Unit Value is being calculated; and

            (2) is 0.999919 (which is the daily factor that will produce the 3.0% annual investment rate assumed in the annuity tables), adjusted by the number of days since the previous Valuation Day.

       The following illustration shows, by use of hypothetical example, the method of determining the annuity unit value.


ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE
--------------------------------------------------


      1.     Net Investment Factor for period.......................................................................  1.003662336

      2.     Adjustment for 3% Assumed Investment

             Rate...................................................................................................  0.999919016

      3.     2x1....................................................................................................  1.003581055

      4.     annuity unit value, beginning of

             valuation period.......................................................................................  10.743769

      5.     annuity unit value, end of valuation

             period (3x4)...........................................................................................  10.782243


                                   TAX STATUS

INTRODUCTION

       The following discussion is a general discussion of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

       The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used as an Individual Retirement Annuity or Roth IRA entitled to special income tax treatment under section 408(b) or 408A of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Income Payments , and on the economic benefit to the Contract Owner, the Annuitant or the Beneficiary may depend on the tax status of the individual concerned.

TAXATION OF THE COMPANY

       The Company is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from the Company, and its operation forms a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

       Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

TAX STATUS OF THE CONTRACT

       The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in a Contract's Contract Value will not be taxable until amounts are received from the Contract, either in the form of Annuity Income Payments or in some other form. In order to be subject to annuity contract treatment for tax purposes, the Contract must meet the following Code requirements:

       Diversification. Section 817(h) of the Code requires that with respect to Non-Qualified Contracts, the investments of the Investment Portfolios be "adequately diversified" in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Investment Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Investment Portfolios' assets may be invested.

       Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets." As of the date of this prospectus, no guidance has been issued.

       The ownership rights under the Contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, an Owner has additional flexibility in allocating premium payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account.

       Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires Non-Qualified Contracts to provide that (a) if any Owner dies on or after the Annuity Income Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any Owner dies prior to the Annuity Income Date, the entire interest in the Contract will be distributed within five years after the date of such holder's death. These requirements will be considered satisfied as to any portion of a holder's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The 'designated beneficiary" refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of the deceased Owner, the contract may be continued with the surviving spouse as the new Owner.

       The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

       Non-Natural Owner. The owner of any Contract who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" (discussed below) during the taxable year. There are several exceptions to this general rule for non-natural owners. Certain Contracts will generally be treated as held by a natural person if (a) the nominal owner is a trust or other entity which holds the contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements); (b) the contract is acquired by an estate of a decedent by reason of the death of the decedent; (c) the contract is issued in connection with certain Qualified Plans; (d) the contract is purchased by an employer upon the termination of certain Qualified Plans; (e) the contract is used in connection with a structured settlement agreement; and (f) the contract is purchased with a single purchase payment when the annuity starting date (as defined in the tax law) is no later than a year from the purchase of the contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period. Prospective Owners that are not natural persons may wish to discuss these with a competent tax adviser.

       The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

TAXATION OF ANNUITIES

       In General. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person generally is not taxed on increases in the Owner's Contract Value until distribution occurs by withdrawing all or part of such Contract Value (e.g., withdrawals or Annuity Income Payments under the Annuity Income Option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

       The following discussion generally applies to a Contract owned by a natural person.

       Withdrawals. In the case of a withdrawal under a Qualified Contract, including withdrawals under the systematic withdrawal program, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. For a Contract issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

       With respect to Non-Qualified Contracts, partial withdrawals, including withdrawals under the systematic withdrawal program, are generally treated as taxable income to the extent that the Contract Value immediately before the withdrawal exceeds the "investment in the contract" at that time.

       Full surrenders of a Non-Qualified Contract are treated as taxable income to the extent that the amount received exceeds the "investment in the contract".

       Annuity Income Payments . Although the tax consequences may vary depending on the Annuity Income Payment elected under the Contract, in general, only the portion of the Annuity Income Payment that represents the amount by which the Contract Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional Annuity Income Payments is taxable. For Variable Annuity Income Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract". For Fixed Annuity Income Payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity Income Payments for the term of the payments; however, the remainder of each Annuity Income Payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional Annuity Income Payments is taxable. If Annuity Income Payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax adviser regarding deductibility of the unrecovered amount.

       Penalty Tax. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2; (2) made as a result of death or disability of an Owner; (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the Owner and a "designated beneficiary". Other tax penalties may apply to certain distributions pursuant to a Qualified Contract.

       Taxation of Death Benefit Proceeds. Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under an Annuity Income Option, they are taxed in the same manner as Annuity Income Payments, as described above.

       Transfers, Assignments, or Exchanges of the Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also an Owner, the selection of certain Annuity Income Dates, or the exchange of a Contract may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

       Multiple Contracts. All deferred non-qualified annuity contracts that are issued by the Company (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

QUALIFIED CONTRACTS

       In General. The Qualified Contract is designed for use as an Individual Retirement Annuity ("IRA") or Roth IRA. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

       The Company makes no attempt to provide more than general information about use of the Contract as an IRA or Roth IRA. Owners and participants under IRA's and Roth IRA's, as well as annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under Qualified Contracts may be subject to the terms and conditions of the IRA or Roth IRA Endorsement, regardless of the terms and conditions of the Contract issued in connection with such a plan. IRA's and Roth IRA's are subject to distribution and other requirements that are not incorporated in the administration of the Contracts. Owners are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable law. Purchasers of Contracts for use with any IRA or Roth IRA should consult their legal counsel and tax adviser regarding the suitability of the Contract.

       For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

       Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity ("IRA"). Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

       Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of $2,000 or 100% of the Owner's adjusted gross income and may be deductible in whole or in part depending on the individual's income and whether the individual is a participant in a qualified plan. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

       Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

WITHHOLDING

       Distributions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.

POSSIBLE CHANGES IN TAXATION

       Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

OTHER TAX CONSEQUENCES

       As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect the Company's understanding of the current law and the law may change. Federal estate and gift tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Owner or recipient of a distribution. A competent tax adviser should be consulted for further information.

                                  LEGAL MATTERS

       All matters relating to New York law pertaining to the Contracts, including the validity of the Contracts and our authority to issue the Contracts, have been passed upon by Catherine S. Mulholland, General Counsel of the Company. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

                                     EXPERTS

       The statutory financial statements of First Citicorp Life Insurance Company as of December 31, 1999 and 1998, and for each of the years in the three-year period ended December 31, 1999 and the financial statements for the Separate Account as of December 31, 1999 have been included herein and in the registration statement in reliance upon the report of KPMG LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

       The report of KPMG LLP covering the financial statements of First Citicorp Life Insurance Company contains an explanatory paragraph which states that the financial statements are presented in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York. These practices differ in some respects from generally accepted accounting principles. The financial statements do not include any adjustments that might result from the differences.

                                OTHER INFORMATION

       A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

       The audited Statutory Financial Statements of the Company as of December 31, 1999 and 1998 and for the years ended December 31, 1999, 1998 and 1997, as well as the Independent Auditor's Report which appear in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. This Statement of Additional Information also contains audited financial statements for the Separate Account as of December 31, 1999.

[KPMG LOGO]
                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                        Financial Statements and Schedule

                           December 31, 1999 and 1998

                   (With Independent Auditors' Report Thereon)

[KPMG LETTERHEAD]
                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
First Citicorp Life Insurance Company and
     Contractholders of First Citicorp Life Insurance Company
     Variable Annuity Separate Account:

We have audited the accompanying statement of net assets, including the schedule of investments, of the AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, Fidelity VIP Equity Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, CitiFunds Small Cap Growth V.I.P. Portfolio, MFS Bond Series, MFS Emerging Growth Series, MFS Money Market Series, MFS Research Series, MFS Total Return Series, MFS World Government Series, Travelers High Yield Bond Trust Fund, Travelers Money Market Portfolio, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Total Return Fund, Smith Barney AIM Capital Appreciation Fund, Smith Barney MFS Total Return Portfolio, Smith Barney Putnam Diversified Income Portfolio, Franklin Small Cap Investment Portfolio, Templeton International Fund Class II, Smith Barney Large Cap Portfolio, Smith Barney MFS Research Portfolio, Smith Barney MFS Mid Cap Growth Portfolio, Travelers Quality Bond Portfolio, CIS Emerging Growth Portfolio, CIS Mid Cap Growth Portfolio, CIS Growth Portfolio, CIS Growth & Income Portfolio, CIS Government Portfolio, and Equity Index Portfolio Class II divisions of First Citicorp Life Insurance Company Variable Annuity Separate Account as of December 31, 1999, and the related statement of operations for the year then ended and the related statements of changes in net assets for each of the years in the two-year period ended December 31, 1999. These financial statements are the responsibility of First Citicorp Life Insurance Company Variable Annuity Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1999, by correspondence with the transfer agents of the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, Fidelity VIP Equity Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, CitiFunds Small Cap Growth V.I.P. Portfolio, MFS Bond Series, MFS Emerging Growth Series, MFS Money Market Series, MFS

Research Series, MFS Total Return Series, MFS World Government Series, Travelers High Yield Bond Trust Fund, Travelers Money Market Portfolio, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Total Return Fund, Smith Barney AIM Capital Appreciation Fund, Smith Barney MFS Total Return Portfolio, Smith Barney Putnam Diversified Income Portfolio, Franklin Small Cap Investment Portfolio, Templeton International Fund Class II, Smith Barney Large Cap Portfolio, Smith Barney MFS Research Portfolio, Smith Barney MFS Mid Cap Growth Portfolio, Travelers Quality Bond Portfolio, CIS Emerging Growth Portfolio, CIS Mid Cap Growth Portfolio, CIS Growth Portfolio, CIS Growth & Income Portfolio, CIS Government Portfolio, and Equity Index Portfolio Class II divisions of First Citicorp Life Insurance Company Variable Annuity Separate Account as of December 31, 1999, and the results of their operations for the year then ended and changes in their net assets for each of the years in the two-year period ended December 31, 1999, in conformity with generally accepted accounting principles.

                            /s/ KPMG LLP

March 31, 2000

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                            Statement of Net Assets

                               December 31, 1999

-------------------------------------------------------------------------------------------------------------------
                                                      AIM V.I.     AIM V.I.      AIM       AIM V.I.      AIM V.I.
                                                       Capital    Government     V.I.     Growth and  International
                                                    Appreciation    Series      Growth      Income        Equity
                                                        Fund         Fund        Fund        Fund          Fund
-------------------------------------------------------------------------------------------------------------------
 Net assets:
     Investments at market value                   $ 36,945,644   13,811,710  18,143,205  38,820,692    27,203,320

 Payable to First Citicorp Life
     Insurance Company                                    1,031          436         559       1,161           785
-------------------------------------------------------------------------------------------------------------------

 Total net assets                                  $ 36,944,613   13,811,274  18,142,646  38,819,531    27,202,535
-------------------------------------------------------------------------------------------------------------------

 Total net assets represented by:
     Variable annuity cash value invested in
        separate account by contractholders -
        Base 99 Basis Points                         33,563,619    8,646,888  12,056,398  28,847,965    23,073,941
     Variable annuity cash value invested in
        separate account by contractholders -
        Base 140 Basis Points                         3,380,994    5,164,386   6,086,248   9,971,566     4,128,594
     Variable annuity cash value invested in
        separate account by contractholders -
        CitiEite                                              -            -           -           -             -
-------------------------------------------------------------------------------------------------------------------

 Total net assets represented                      $ 36,944,613   13,811,274  18,142,646  38,819,531    27,202,535
-------------------------------------------------------------------------------------------------------------------

 Total units held by contractholders -
     Base - 99 Basis Points                          11,899,636    7,835,868   5,608,680  14,517,356    12,561,783
 Total units held by contractholders -
     Base - 140 Basis Points                          1,211,084    4,697,585   2,865,017   5,084,679     2,271,268
 Total units held by contractholders - Citi-Elite             -            -           -           -             -
 Accumulated unit value - Base - 99 Basis Points   $       2.82         1.10        2.15        1.99          1.84
 Accumulated unit value - Base - 140 Basis Points          2.79         1.10        2.12        1.96          1.82
 Accumulated unit value - Citi-Elite                          -            -           -           -             -
 Cost of investments                               $ 23,555,521   14,410,358  14,213,633  27,344,121    17,868,426
-------------------------------------------------------------------------------------------------------------------

 Number of shares                                     1,038,382    1,299,314     562,580   1,228,892       928,758
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

-----------------------------------------------------------------------------------------------
    AIM     CitiSelect  CitiSelect  CitiSelect  CitiSelect   Fidelity     Fidelity    Fidelity
   V.I.        VIP         VIP         VIP         VIP      VIP Equity       VIP      VIP High
   Value      Folio       Folio       Folio       Folio       Income       Growth      Income
   Fund        200         300         400         500       Portfolio    Portfolio  Portfolio
-----------------------------------------------------------------------------------------------

65,393,490  8,309,180  12,921,257   7,649,933   2,903,893   48,288,014  63,340,230  17,757,703


     1,989        232         354         211          79        1,390       1,947         522
-----------------------------------------------------------------------------------------------

65,391,501  8,308,948  12,920,903   7,649,722   2,903,814   48,286,624  63,338,283  17,757,181
-----------------------------------------------------------------------------------------------




45,746,269  7,613,881  12,438,255   7,151,130   2,863,066   41,030,584  43,101,019  14,399,303


19,645,232    473,731     292,062     410,523      11,935    7,256,040  20,237,264   3,357,878


         -    221,336     190,586      88,069      28,813            -           -           -
-----------------------------------------------------------------------------------------------

65,391,501  8,308,948  12,920,903   7,649,722   2,903,814   48,286,624  63,338,283  17,757,181
-----------------------------------------------------------------------------------------------


22,849,391  6,697,215  10,546,543   6,033,213   2,351,968   29,019,677  12,745,698  12,487,773

 9,936,964    418,239     248,559     349,928       9,906    5,183,696   6,054,067   2,922,891
         -    217,156     182,037      82,097      26,368            -           -           -
      2.00       1.14        1.18        1.19        1.22         1.41        3.38        1.15
      1.98       1.13        1.18        1.17        1.20         1.40        3.34        1.15
         -       1.02        1.05        1.07        1.09            -           -           -
50,803,195  8,321,059  12,488,193   7,424,227   3,047,937   45,642,865  46,636,424  18,706,409
-----------------------------------------------------------------------------------------------

 1,952,044    791,351   1,159,897     691,676     301,860    1,878,180   1,153,108   1,570,089
-----------------------------------------------------------------------------------------------

                                                                     (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                            Statement of Net Assets


--------------------------------------------------------------------------------------------------------------------
                                                        Fidelity    Fidelity     Fidelity     CitiFunds
                                                          VIP        VIP II       VIP II      Small Cap     MFS
                                                        Overseas   Contrafund   Index 500   Growth V.I.P.   Bond
                                                       Portfolio   Portfolio    Portfolio     Portfolio    Series
--------------------------------------------------------------------------------------------------------------------
Net assets:
     Investments at market value                    $  15,192,411   50,666,361  106,304,073    3,080,585  8,168,448

 Payable to First Citicorp Life
     Insurance Company                                        426        1,520        3,176           85        253
--------------------------------------------------------------------------------------------------------------------

 Total net assets                                   $  15,191,985   50,664,841  106,300,897    3,080,500  8,168,195
--------------------------------------------------------------------------------------------------------------------

 Total net assets represented by:
     Variable annuity cash value invested in
        separate account by contractholders -
        Base 99 Basis Points                           14,012,561   37,649,008   80,833,910    2,633,867  5,527,445
     Variable annuity cash value invested in
        separate account by contractholders -
        Base 140 Basis Points                           1,179,424   13,015,833   25,466,987      281,060  2,640,750
     Variable annuity cash value invested in
        separate account by contractholders -
        CitiEite                                                -            -            -      165,573          -
--------------------------------------------------------------------------------------------------------------------

 Total net assets represented                       $  15,191,985   50,664,841  106,300,897    3,080,500  8,168,195
--------------------------------------------------------------------------------------------------------------------

 Total units held by contractholders -
     Base - 99 Basis Points                             8,189,584   19,684,081   43,186,834    1,834,606  4,981,425
 Total units held by contractholders -
     Base - 140 Basis Points                              696,431    6,894,076   13,803,243      197,794  2,384,560
 Total units held by contractholders - Citi-Elite               -            -            -      114,352          -
 Accumulated unit value - Base - 99 Basis Points    $        1.71         1.91         1.87         1.44       1.11
 Accumulated unit value - Base - 140 Basis Points            1.69         1.89         1.85         1.42       1.11
 Accumulated unit value - Citi-Elite                            -            -            -         1.45          -
 Cost of investments                                $  11,219,484   39,320,611   81,937,269    2,574,002  8,357,636
--------------------------------------------------------------------------------------------------------------------

 Number of shares                                         553,659    1,738,126      634,992      233,201    747,342
--------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

---------------------------------------------------------------------------------------------------
   MFS          MFS                    MFS         MFS      Travelers   Travelers  Salomon Brothers
 Emerging      Money        MFS       Total       World     High Yield    Money        Variable
  Growth       Market    Research     Return   Government   Bond Trust    Market       Capital
  Series       Series     Series      Series     Series        Fund     Portfolio        Fund
---------------------------------------------------------------------------------------------------

65,041,771   8,923,044  37,085,472  31,856,282  2,170,037     227,340    331,410         5,964,786


     1,862         252       1,050         955         62           7          9               161
---------------------------------------------------------------------------------------------------

65,039,909   8,922,792  37,084,422  31,855,327  2,169,975     227,333    331,401         5,964,625
---------------------------------------------------------------------------------------------------




54,633,943   8,112,474  33,020,495  24,052,544  1,965,574           -          -                 -


10,405,966     810,318   4,063,927   7,802,783    204,401           -          -                 -


         -           -           -           -          -     227,333    331,401         5,964,625
---------------------------------------------------------------------------------------------------

65,039,909   8,922,792  37,084,422  31,855,327  2,169,975     227,333    331,401         5,964,625
---------------------------------------------------------------------------------------------------


20,174,491   6,895,732  19,122,690  18,218,623  1,740,631           -          -                 -

 3,879,175     689,526   2,373,664   5,952,785    181,566           -          -                 -
         -           -           -           -          -     229,710    325,542         5,371,395
      2.71        1.18        1.73        1.32       1.13           -          -                 -
      2.68        1.18        1.71        1.31       1.13           -          -                 -
         -           -           -           -          -        0.99       1.02              1.11
32,483,597   8,923,045  26,479,099  31,104,827  2,213,850     225,706    331,410         5,705,003
---------------------------------------------------------------------------------------------------

 1,714,332   8,923,045   1,588,923   1,794,720    216,355      24,006    331,410           436,341
---------------------------------------------------------------------------------------------------

                                                                    (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                            Statement of Net Assets


------------------------------------------------------------------------------------------------------------------------------
                                                      Salomon Brothers   Salomon Brothers   Salomon Brothers     Smith Barney
                                                        Variable High        Variable           Variable         AIM Capital
                                                         Yield Bond          Investors        Total Return       Appreciation
                                                            Fund               Fund               Fund            Portfolio
------------------------------------------------------------------------------------------------------------------------------
 Net assets:
     Investments at market value                        $   738,670          5,903,165           2,257,541          4,800,342

 Payable to First Citicorp Life
     Insurance Company                                           20                160                  62                129
------------------------------------------------------------------------------------------------------------------------------

 Total net assets                                       $   738,650          5,903,005           2,257,479          4,800,213
------------------------------------------------------------------------------------------------------------------------------

 Total net assets represented by:
     Variable annuity cash value invested in
        separate account by contractholders -
        Base 99 Basis Points                                      -                  -                   -                  -
     Variable annuity cash value invested in
        separate account by contractholders -
        Base 140 Basis Points                                     -                  -                   -                  -
     Variable annuity cash value invested in
        separate account by contractholders -
        CitiEite                                            738,650          5,903,005           2,257,479          4,800,213
------------------------------------------------------------------------------------------------------------------------------

 Total net assets represented                           $   738,650          5,903,005           2,257,479          4,800,213
------------------------------------------------------------------------------------------------------------------------------

 Total units held by contractholders -
     Base - 99 Basis Points                                       -                  -                   -                  -
 Total units held by contractholders -
     Base - 140 Basis Points                                      -                  -                   -                  -
 Total units held by contractholders - Citi-Elite           720,019          5,822,883           2,312,186          3,443,558
 Accumulated unit value - Base - 99 Basis Points                  -                  -                   -                  -
 Accumulated unit value - Base - 140 Basis Points                 -                  -                   -                  -
 Accumulated unit value - Citi-Elite                           1.03               1.01                0.98               1.39
 Cost of investments                                    $   780,236          5,810,925           2,328,687          3,819,542
------------------------------------------------------------------------------------------------------------------------------

 Number of shares                                            80,116            482,679             220,678            231,901
------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

------------------------------------------------------------------------------------------------------------
Smith Barney     Smith Barney      Franklin      Templeton                                  Smith Barney
 MFS Total    Putnam Diversified   Small Cap   International  Smith Barney   Smith Barney    MFS Mid Cap
   Return           Income        Investment        Fund       Large Cap     MFS Research      Growth
 Portfolio        Portfolio        Portfolio      Class II     Portfolio       Portfolio      Portfolio
------------------------------------------------------------------------------------------------------------

 4,099,056          984,054         980,399     1,957,367      10,014,562    3,794,262       2,422,124


       112               27              26            53             273          103              65
------------------------------------------------------------------------------------------------------------

 4,098,944          984,027         980,373     1,957,314      10,014,289    3,794,159       2,422,059
------------------------------------------------------------------------------------------------------------




         -                -               -             -               -            -               -


         -                -               -             -               -            -               -


 4,098,944          984,027         980,373     1,957,314      10,014,289    3,794,159       2,422,059
------------------------------------------------------------------------------------------------------------

 4,098,944          984,027         980,373     1,957,314      10,014,289    3,794,159       2,422,059
------------------------------------------------------------------------------------------------------------


         -                -               -             -               -            -               -

         -                -               -             -               -            -               -
 4,154,044          976,461         610,331     1,695,046       8,172,389    3,145,553       1,542,218
         -                -               -             -               -            -               -
         -                -               -             -               -            -               -
      0.99             1.01            1.61          1.15            1.23         1.21            1.57
 4,089,486          969,589         780,718     1,787,308       9,281,316    3,339,758       1,828,349
------------------------------------------------------------------------------------------------------------

   252,560           85,944          62,287        88,449         474,399      290,525         147,421
------------------------------------------------------------------------------------------------------------

                                                                     (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                            Statement of Net Assets


-----------------------------------------------------------------------------------------------------------------------
                                                        Travelers           CIS               CIS
                                                         Quality          Emerging          Mid Cap            CIS
                                                          Bond             Growth           Growth            Growth
                                                        Portfolio        Portfolio         Portfolio        Portfolio
-----------------------------------------------------------------------------------------------------------------------
 Net assets:
     Investments at market value                    $   1,891,337           664,623          470,962         1,287,862

 Payable to First Citicorp Life
     Insurance Company                                         52                18               13                35
-----------------------------------------------------------------------------------------------------------------------

 Total net assets                                   $   1,891,285           664,605          470,949         1,287,827
-----------------------------------------------------------------------------------------------------------------------

 Total net assets represented by:
     Variable annuity cash value invested in
        separate account by contractholders -
        Base 99 Basis Points                                    -                 -                -                 -
     Variable annuity cash value invested in
        separate account by contractholders -
        Base 140 Basis Points                                   -                 -                -                 -
     Variable annuity cash value invested in
        separate account by contractholders -
        CitiEite                                        1,891,285           664,605          470,949         1,287,827
-----------------------------------------------------------------------------------------------------------------------

 Total net assets represented                       $   1,891,285           664,605          470,949         1,287,827
-----------------------------------------------------------------------------------------------------------------------

 Total units held by contractholders -
     Base - 99 Basis Points                                     -                 -                -                 -
 Total units held by contractholders -
     Base - 140 Basis Points                                    -                 -                -                 -
 Total units held by contractholders - Citi-Elite       1,879,153           535,119          395,924         1,085,790
 Accumulated unit value - Base - 99 Basis Points                -                 -                -                 -
 Accumulated unit value - Base - 140 Basis Points               -                 -                -                 -
 Accumulated unit value - Citi-Elite                         1.01              1.24             1.19              1.19
 Cost of investments                                $   1,882,204           585,966          410,213         1,173,372
-----------------------------------------------------------------------------------------------------------------------

 Number of shares                                         174,800            53,642           39,477           108,589
-----------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------
         CIS
       Growth &                 CIS               Equity Index
        Income               Government             Portfolio
      Portfolio              Portfolio              Class II
--------------------------------------------------------------------

               523,220                117,144             2,330,077


                    14                      3                    62
--------------------------------------------------------------------

               523,206                117,141             2,330,015
--------------------------------------------------------------------




                     -                      -                     -


                     -                      -                     -


               523,206                117,141             2,330,015
--------------------------------------------------------------------

               523,206                117,141             2,330,015
--------------------------------------------------------------------


                     -                      -                     -

                     -                      -                     -
               481,693                118,578               653,333
                     -                      -                     -
                     -                      -                     -
                  1.09                   0.99                  3.57
               493,177                120,643             2,199,384
--------------------------------------------------------------------

                48,268                 12,002                65,068
--------------------------------------------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                            Statement of Operations

                      For the year ended December 31, 1999

--------------------------------------------------------------------------------------------------------------------
                                               AIM V.I.            AIM V.I.              AIM              AIM V.I.
                                                Capital           Government            V.I.             Growth and
                                             Appreciation           Series             Growth              Income
                                                 Fund                Fund               Fund                Fund
--------------------------------------------------------------------------------------------------------------------

 Investment income - dividends             $     24,342              516,671            34,961              192,716

 Expenses:
     Mortality and expense risk fees            236,244              127,174           122,043              263,572
     Daily administrative charges                39,284               17,198            16,762               38,538
--------------------------------------------------------------------------------------------------------------------

 Total expenses                                 275,528              144,372           138,805              302,110
--------------------------------------------------------------------------------------------------------------------

 Net investment income (loss)                  (251,186)             372,299          (103,844)            (109,394)
--------------------------------------------------------------------------------------------------------------------

 Realized and unrealized gain (loss)
     on investments:
        Realized gain distribution              759,482                    -           612,847              133,063
        Realized gain (loss) on sale of
           investments                        1,089,338              190,945           566,349              634,287
        Change in unrealized gain
           (loss) on investments              9,472,133             (846,154)        3,012,193            8,070,307
--------------------------------------------------------------------------------------------------------------------

 Net gain (loss) on investments              11,320,953             (655,209)        4,191,389            8,837,657
--------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets
     resulting from operations             $ 11,069,767             (282,910)        4,087,545            8,728,263
--------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------
   AIM V.I.              AIM            CitiSelect         CitiSelect       CitiSelect         CitiSelect         Fidelity
International            V.I.               VIP               VIP               VIP               VIP            VIP Equity
    Equity              Value              Folio             Folio             Folio             Folio             Income
     Fund                Fund               200               300               400               500             Portfolio
---------------------------------------------------------------------------------------------------------------------------

    166,457            172,581            17,131             45,225            26,825              6,491           585,347


    157,684            440,479            77,083            115,710            72,073             27,510           409,202
     24,583             61,751            13,204             20,311            12,481              4,891            65,771
---------------------------------------------------------------------------------------------------------------------------

    182,267            502,230            90,287            136,021            84,554             32,401           474,973
---------------------------------------------------------------------------------------------------------------------------

    (15,810)          (329,649)          (73,156)           (90,796)          (57,729)           (25,910)          110,374
---------------------------------------------------------------------------------------------------------------------------



    698,533            902,484            37,671                  -                 -                  -         1,293,924

    205,690          1,161,963          (106,669)           208,273            15,534           (335,561)          576,823

  8,242,982         10,641,792           170,998            324,917           537,826            652,225            87,043
---------------------------------------------------------------------------------------------------------------------------

  9,147,205         12,706,239           102,000            533,190           553,360            316,664         1,957,790
---------------------------------------------------------------------------------------------------------------------------


  9,131,395         12,376,590            28,844            442,394           495,631            290,754         2,068,164
---------------------------------------------------------------------------------------------------------------------------


                                                                     (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                            Statement of Operations

------------------------------------------------------------------------------------------------------------------------
                                                   Fidelity           Fidelity            Fidelity            Fidelity
                                                     VIP              VIP High               VIP               VIP II
                                                    Growth             Income             Overseas           Contrafund
                                                  Portfolio           Portfolio           Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------

 Investment income - dividends                $      47,164           1,281,555             144,060             131,143

 Expenses:
     Mortality and expense risk fees                418,089             153,033              98,733             353,880
     Daily administrative charges                    57,547              24,128              16,543              51,745
------------------------------------------------------------------------------------------------------------------------

 Total expenses                                     475,636             177,161             115,276             405,625
------------------------------------------------------------------------------------------------------------------------

 Net investment income (loss)                      (428,472)          1,104,394              28,784            (274,482)
------------------------------------------------------------------------------------------------------------------------

 Realized and unrealized gain (loss)
     on investments:
        Realized gain distribution                2,965,433              47,908             232,356             961,718
        Realized gain (loss) on sale of
            investments                           1,033,467            (391,788)            215,031             764,241
        Change in unrealized gain
            (loss) on investments                11,028,307             232,494           3,786,188           6,939,240
------------------------------------------------------------------------------------------------------------------------

 Net gain (loss) on investments                  15,027,207            (111,386)          4,233,575           8,665,199
------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets
     resulting from operations                $  14,598,735             993,008           4,262,359           8,390,717
------------------------------------------------------------------------------------------------------------------------


    See accompanying notes to financial statements

-----------------------------------------------------------------------------------------------------------------------------------
   Fidelity           CitiFunds                           MFS              MFS                              MFS              MFS
    VIP II            Small Cap            MFS          Emerging          Money             MFS            Total            World
  Index 500         Growth V.I.P.         Bond           Growth           Market         Research          Return        Government
  Portfolio           Portfolio          Series          Series           Series          Series           Series          Series
-----------------------------------------------------------------------------------------------------------------------------------

    611,241                  -           188,437               -          365,196          58,009          659,947         125,616


    788,058             14,963            76,179         355,884           78,520         268,340          260,594          19,460
    117,287              2,409            10,945          55,094           12,924          44,123           38,955           3,262
-----------------------------------------------------------------------------------------------------------------------------------

    905,345             17,372            87,124         410,978           91,444         312,463          299,549          22,722
-----------------------------------------------------------------------------------------------------------------------------------

   (294,104)           (17,372)          101,313        (410,978)         273,752        (254,454)         360,398         102,894
-----------------------------------------------------------------------------------------------------------------------------------



    414,771                  -             4,125               -           38,659         306,553          718,110               -

  1,386,756            (28,756)           53,268         726,956                -         505,041          375,311          (3,251)

 13,759,990            696,373          (387,195)     26,770,394               (1)      6,253,060         (979,034)       (179,471)
-----------------------------------------------------------------------------------------------------------------------------------

 15,561,517            667,617          (329,802)     27,497,350           38,658       7,064,654          114,387        (182,722)
-----------------------------------------------------------------------------------------------------------------------------------


 15,267,413            650,245          (228,489)     27,086,372          312,410       6,810,200          474,785         (79,828)
-----------------------------------------------------------------------------------------------------------------------------------


                                                                     (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                            Statement of Operations

----------------------------------------------------------------------------------------------------------------------------------
                                                    Travelers         Travelers          Salomon Brothers         Salomon Brothers
                                                   High Yield           Money                Variable              Variable High
                                                   Bond Trust           Market               Capital                 Yield Bond
                                                      Fund            Portfolio                Fund                     Fund
----------------------------------------------------------------------------------------------------------------------------------

 Investment income - dividends                 $          -              5,161                   27,611                   64,982

 Expenses:
     Mortality and expense risk fees                    732              1,391                   18,367                    2,452
     Daily administrative charges                        86                161                    2,116                      290
----------------------------------------------------------------------------------------------------------------------------------

 Total expenses                                         818              1,552                   20,483                    2,742
----------------------------------------------------------------------------------------------------------------------------------

 Net investment income (loss)                          (818)             3,609                    7,128                   62,240
----------------------------------------------------------------------------------------------------------------------------------

 Realized and unrealized gain (loss)
     on investments:
        Realized gain distribution                        -                  -                  160,109                        -
        Realized gain (loss) on sale of
            investments                                (136)                 -                    4,348                      508
        Change in unrealized gain
            (loss) on investments                     1,634                  -                  259,783                  (41,566)
----------------------------------------------------------------------------------------------------------------------------------

 Net gain (loss) on investments                       1,498                  -                  424,240                  (41,058)
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets
     resulting from operations                 $        680              3,609                  431,368                   21,182
----------------------------------------------------------------------------------------------------------------------------------


    See accompanying notes to financial statements

-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers    Salomon Brothers      Smith Barney      Smith Barney         Smith Barney        Franklin           Templeton
    Variable            Variable           AIM Capital        MFS Total        Putnam Diversi-       Small Cap        International
   Investors          Total Return        Appreciation         Return            fied Income        Investment             Fund
      Fund                Fund              Portfolio         Portfolio           Portfolio          Portfolio           Class II
-----------------------------------------------------------------------------------------------------------------------------------

     29,355              54,853                  -             7,537                1,315                   -                  -


     18,864               7,475             13,555            13,677                3,279               1,370              5,443
      2,168                 869              1,569             1,611                  379                 245                604
-----------------------------------------------------------------------------------------------------------------------------------

     21,032               8,344             15,124            15,288                3,658               1,615              6,047
-----------------------------------------------------------------------------------------------------------------------------------

      8,323              46,509            (15,124)           (7,751)              (2,343)             (1,615)            (6,047)
-----------------------------------------------------------------------------------------------------------------------------------



          -                   -                  -            13,016                    -                   -                  -

     (4,694)              3,075             26,840           (18,454)                (785)              1,389              1,677

     92,240             (71,146)           980,800             9,570               14,465             199,681            170,059
-----------------------------------------------------------------------------------------------------------------------------------

     87,546             (68,071)         1,007,640             4,132               13,680             201,070            171,736
-----------------------------------------------------------------------------------------------------------------------------------


     95,869             (21,562)           992,516            (3,619)              11,337             199,455            165,689
-----------------------------------------------------------------------------------------------------------------------------------


                                                                     (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                            Statement of Operations

----------------------------------------------------------------------------------------------------------------------------
                                                                                             Smith Barney          Travelers
                                              Smith Barney           Smith Barney            MFS Mid Cap            Quality
                                               Large Cap             MFS Research               Growth                Bond
                                               Portfolio               Portfolio              Portfolio            Portfolio
----------------------------------------------------------------------------------------------------------------------------

 Investment income - dividends                $    12,601                       -                     77                110

 Expenses:
     Mortality and expense risk fees               29,804                  11,709                  6,171              6,149
     Daily administrative charges                   3,443                   1,359                    687                710
----------------------------------------------------------------------------------------------------------------------------

 Total expenses                                    33,247                  13,068                  6,858              6,859
----------------------------------------------------------------------------------------------------------------------------

 Net investment income (loss)                     (20,646)                (13,068)                (6,781)            (6,749)
----------------------------------------------------------------------------------------------------------------------------

 Realized and unrealized gain (loss)
     on investments:
        Realized gain distribution                432,614                       -                      -                  2
        Realized gain (loss) on sale of
            investments                             8,521                   6,908                  4,927                494
        Change in unrealized gain
            (loss) on investments                 733,246                 454,504                593,775              9,133
----------------------------------------------------------------------------------------------------------------------------

 Net gain (loss) on investments                 1,174,381                 461,412                598,702              9,629
----------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets
     resulting from operations                $ 1,153,735                 448,344                591,921              2,880
----------------------------------------------------------------------------------------------------------------------------


    See accompanying notes to financial statements

--------------------------------------------------------------------------------------------------------------------------
        CIS                 CIS                                    CIS
     Emerging             Mid Cap               CIS             Growth &                CIS               Equity Index
      Growth               Growth              Growth            Income              Government            Portfolio
     Portfolio           Portfolio           Portfolio          Portfolio            Portfolio              Class II
--------------------------------------------------------------------------------------------------------------------------

              2,040                  650              1,072             1,119                    1,891                  -


              1,096                  947              1,971               859                      153              3,207
                105                   97                213                91                       17                372
--------------------------------------------------------------------------------------------------------------------------

              1,201                1,044              2,184               950                      170              3,579
--------------------------------------------------------------------------------------------------------------------------

                839                 (394)            (1,112)              169                    1,721             (3,579)
--------------------------------------------------------------------------------------------------------------------------



                  -                    -                  -                 -                        -                  -

              4,187                3,961                197                88                       (1)             2,118

             78,657               60,749            114,490            30,043                   (3,499)           130,693
--------------------------------------------------------------------------------------------------------------------------

             82,844               64,710            114,687            30,131                   (3,500)           132,811
--------------------------------------------------------------------------------------------------------------------------


             83,683               64,316            113,575            30,300                   (1,779)           129,232
--------------------------------------------------------------------------------------------------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                       Statement of Changes in Net Assets

                      For the year ended December 31, 1999

----------------------------------------------------------------------------------------------------------------------------------
                                                      AIM V.I.         AIM V.I.         AIM           AIM V.I.         AIM V.I.
                                                       Capital        Government        V.I.         Growth and      International
                                                    Appreciation        Series         Growth          Income           Equity
                                                        Fund             Fund           Fund            Fund             Fund
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets
     resulting from operations:
        Net investment income (loss)              $   (251,186)         372,299        (103,844)        (109,394)         (15,810)
        Realized gain distributions                    759,482                -         612,847          133,063          698,533
        Realized gain (loss) on sale of
           investments                               1,089,338          190,945         566,349          634,287          205,690
        Change in unrealized gain (loss)
           on investments                            9,472,133         (846,154)      3,012,193        8,070,307        8,242,982
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from operations                                11,069,767         (282,910)      4,087,545        8,728,263        9,131,395
----------------------------------------------------------------------------------------------------------------------------------

 Capital transactions:
     Contract deposits                               3,409,350        6,352,027       5,822,215        9,616,499        3,366,232
     Transfers between funds                        (1,974,776)      (1,276,459)      1,048,057          548,080          982,092
     Transfers to (from)  First Citicorp Life
        Insurance Company                              783,525          661,544         766,342        1,946,432          658,817
     Annual administrative charges                      (1,747)            (174)           (453)          (1,230)            (475)
     Death benefits                                    (10,430)               -               -          (20,943)         (10,070)
     Contract withdrawals                           (1,538,385)        (773,443)       (556,457)      (1,060,718)        (748,611)
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from capital transactions                         667,537        4,963,495       7,079,704       11,028,120        4,247,985
----------------------------------------------------------------------------------------------------------------------------------

 Total increase in net assets                       11,737,304        4,680,585      11,167,249       19,756,383       13,379,380

 Net assets at beginning of period                  25,207,309        9,130,689       6,975,397       19,063,148       13,823,155
----------------------------------------------------------------------------------------------------------------------------------

 Net assets at end of period                      $ 36,944,613       13,811,274      18,142,646       38,819,531       27,202,535
----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
      AIM            CitiSelect       CitiSelect       CitiSelect      CitiSelect      Fidelity         Fidelity         Fidelity
      V.I.              VIP               VIP              VIP            VIP         VIP Equity           VIP           VIP High
     Value             Folio             Folio            Folio          Folio          Income           Growth           Income
      Fund              200               300              400            500          Portfolio        Portfolio        Portfolio
-----------------------------------------------------------------------------------------------------------------------------------



   (329,649)          (73,156)         (90,796)         (57,729)        (25,910)         110,374         (428,472)       1,104,394
    902,484            37,671                -                -               -        1,293,924        2,965,433           47,908

  1,161,963          (106,669)         208,273           15,534        (335,561)         576,823        1,033,467         (391,788)

 10,641,792           170,998          324,917          537,826         652,225           87,043       11,028,307          232,494
-----------------------------------------------------------------------------------------------------------------------------------


 12,376,590            28,844          442,394          495,631         290,754        2,068,164       14,598,735          993,008
-----------------------------------------------------------------------------------------------------------------------------------


 19,710,606           690,934          699,678          600,761         128,059       10,160,017       18,260,421        4,702,923
  3,068,672        (1,271,996)      (3,253,972)      (2,815,181)     (1,179,288)      (1,932,115)       4,913,300       (1,581,274)

  4,932,805          (346,375)          73,054          (22,376)       (107,743)       1,769,249        3,105,686          879,547
     (1,601)             (552)            (904)          (1,004)           (347)          (2,340)          (1,506)            (541)
    (12,059)                -                -                -               -           (6,782)          (8,823)               -
 (1,693,589)         (386,367)        (739,387)        (737,961)       (167,087)      (1,939,821)      (2,185,220)        (750,880)
-----------------------------------------------------------------------------------------------------------------------------------


 26,004,833        (1,314,356)      (3,221,533)      (2,975,762)     (1,326,405)       8,048,207       24,083,858        3,249,775
-----------------------------------------------------------------------------------------------------------------------------------

 38,381,423        (1,285,512)      (2,779,139)      (2,480,131)     (1,035,651)      10,116,371       38,682,593        4,242,783

 27,010,078         9,594,460       15,700,042       10,129,853       3,939,465       38,170,253       24,655,690       13,514,398
-----------------------------------------------------------------------------------------------------------------------------------

 65,391,501         8,308,948       12,920,903        7,649,722       2,903,814       48,286,624       63,338,283       17,757,181
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                       Statement of Changes in Net Assets

----------------------------------------------------------------------------------------------------------------------------------
                                                     Fidelity          Fidelity          Fidelity        CitiFunds
                                                       VIP              VIP II            VIP II         Small Cap          MFS
                                                     Overseas         Contrafund        Index 500      Growth V.I.P.       Bond
                                                    Portfolio         Portfolio         Portfolio        Portfolio        Series
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets
     resulting from operations:
        Net investment income (loss)              $     28,784          (274,482)         (294,104)        (17,372)       101,313
        Realized gain distributions                    232,356           961,718           414,771               -          4,125
        Realized gain (loss) on sale of
            investments                                215,031           764,241         1,386,756         (28,756)        53,268
        Change in unrealized gain (loss)
            on investments                           3,786,188         6,939,240        13,759,990         696,373       (387,195)
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from operations                                 4,262,359         8,390,717        15,267,413         650,245       (228,489)
----------------------------------------------------------------------------------------------------------------------------------

 Capital transactions:
     Contract deposits                               1,609,386        13,334,863        27,190,674         321,034      4,123,210
     Transfers between funds                            90,598         1,651,961         2,480,942         622,123       (792,643)
     Transfers to (from)  First Citicorp Life
        Insurance Company                              650,421         3,298,589         6,362,710          77,438        317,108
     Annual administrative charges                        (412)           (1,769)           (3,109)            (85)          (305)
     Death benefits                                          -                 -           (41,646)              -        (27,119)
     Contract withdrawals                             (435,588)       (1,453,166)       (3,546,913)        (94,948)      (454,701)
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from capital transactions                       1,914,406        16,830,477        32,442,659         925,562      3,165,550
----------------------------------------------------------------------------------------------------------------------------------

 Total increase in net assets                        6,176,765        25,221,194        47,710,072       1,575,807      2,937,061

 Net assets at beginning of period                   9,015,220        25,443,647        58,590,825       1,504,693      5,231,134
----------------------------------------------------------------------------------------------------------------------------------

 Net assets at end of period                      $ 15,191,985        50,664,841       106,300,897       3,080,500      8,168,195
----------------------------------------------------------------------------------------------------------------------------------


    See accompanying notes to financial statements

----------------------------------------------------------------------------------------------------------------------------------
      MFS             MFS                               MFS             MFS          Travelers       Travelers    Salomon Brothers
   Emerging          Money             MFS             Total           World         High Yield        Money          Variable
    Growth           Market         Research          Return         Government      Bond Trust        Market         Capital
    Series           Series          Series           Series           Series           Fund         Portfolio          Fund
----------------------------------------------------------------------------------------------------------------------------------



   (410,978)        273,752         (254,454)         360,398         102,894            (818)          3,609               7,128
          -          38,659          306,553          718,110               -               -               -             160,109

    726,956               -          505,041          375,311          (3,251)           (136)              -               4,348

 26,770,394              (1)       6,253,060         (979,034)       (179,471)          1,634               -             259,783
----------------------------------------------------------------------------------------------------------------------------------


 27,086,372         312,410        6,810,200          474,785         (79,828)            680           3,609             431,368
----------------------------------------------------------------------------------------------------------------------------------


  7,822,447       1,503,085        4,290,033        8,729,999         285,777         115,202         450,365           3,879,427
  1,581,124        (303,860)         (97,782)        (291,124)       (216,481)        (26,493)       (203,190)             23,760

  1,640,043        (157,950)       1,076,734        2,764,053          96,682         141,197          80,617           1,893,582
     (1,606)           (176)          (1,410)          (1,178)            (68)              -               -                   -
    (12,578)              -                -          (28,792)         (5,989)              -               -                   -
 (1,329,202)       (531,065)      (1,477,326)      (1,209,022)       (140,334)         (3,253)              -            (263,512)
----------------------------------------------------------------------------------------------------------------------------------


  9,700,227         510,034        3,790,249        9,963,934          19,588         226,653         327,792           5,533,257
----------------------------------------------------------------------------------------------------------------------------------

 36,786,599         822,444       10,600,449       10,438,719         (60,240)        227,333         331,401           5,964,625

 28,253,310       8,100,348       26,483,973       21,416,608       2,230,215               -               -                   -
----------------------------------------------------------------------------------------------------------------------------------

 65,039,909       8,922,792       37,084,422       31,855,327       2,169,975         227,333         331,401           5,964,625
----------------------------------------------------------------------------------------------------------------------------------

                                                                     (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                       Statement of Changes in Net Assets

------------------------------------------------------------------------------------------------------------------------------
                                                 Salomon Brothers       Salomon Brothers      Salomon Brothers    Smith Barney
                                                  Variable High             Variable              Variable        AIM Capital
                                                    Yield Bond              Investors           Total Return      Appreciation
                                                       Fund                   Fund                  Fund           Portfolio
------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets
     resulting from operations:
        Net investment income (loss)            $     62,240                   8,323                46,509            (15,124)
        Realized gain distributions                        -                       -                     -                  -
        Realized gain (loss) on sale of
            investments                                  508                  (4,694)                3,075             26,840
        Change in unrealized gain (loss)
            on investments                           (41,566)                 92,240               (71,146)           980,800
------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from operations                                  21,182                  95,869               (21,562)           992,516
------------------------------------------------------------------------------------------------------------------------------

 Capital transactions:
     Contract deposits                               437,372               4,109,653             1,446,978          2,853,899
     Transfers between funds                             578                 (53,147)              (17,068)           118,853
     Transfers to (from)  First Citicorp Life
        Insurance Company                            365,309               1,822,838               879,344          1,070,189
     Annual administrative charges                         -                       -                     -                  -
     Death benefits                                        -                       -                     -                  -
     Contract withdrawals                            (85,791)                (72,208)              (30,213)          (235,244)
------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from capital transactions                       717,468               5,807,136             2,279,041          3,807,697
------------------------------------------------------------------------------------------------------------------------------

 Total increase in net assets                        738,650               5,903,005             2,257,479          4,800,213

 Net assets at beginning of period                         -                       -                     -                  -
------------------------------------------------------------------------------------------------------------------------------

 Net assets at end of period                    $    738,650               5,903,005             2,257,479          4,800,213
------------------------------------------------------------------------------------------------------------------------------


    See accompanying notes to financial statements

--------------------------------------------------------------------------------------------------------------------------------
Smith Barney         Smith Barney            Franklin          Templeton                                            Smith Barney
 MFS Total        Putnam Diversified         Small Cap       International      Smith Barney       Smith Barney      MFS Mid Cap
   Return               Income              Investment           Fund             Large Cap        MFS Research        Growth
 Portfolio            Portfolio              Portfolio         Class II           Portfolio         Portfolio         Portfolio
--------------------------------------------------------------------------------------------------------------------------------



    (7,751)                (2,343)             (1,615)           (6,047)            (20,646)          (13,068)           (6,781)
    13,016                      -                   -                 -             432,614                 -                 -

   (18,454)                  (785)              1,389             1,677               8,521             6,908             4,927

     9,570                 14,465             199,681           170,059             733,246           454,504           593,775
--------------------------------------------------------------------------------------------------------------------------------


    (3,619)                11,337             199,455           165,689           1,153,735           448,344           591,921
--------------------------------------------------------------------------------------------------------------------------------


 2,822,334                337,370             507,533         1,150,001           6,111,584         2,015,558         1,104,231
   (50,145)               (19,751)             22,886            22,574             117,030            16,668            61,689

 1,507,812                666,276             251,868           738,267           2,891,180         1,355,043           696,427
         -                      -                   -                 -                   -                 -                 -
         -                      -                   -                 -                   -                 -                 -
  (177,438)               (11,205)             (1,369)         (119,217)           (259,240)          (41,454)          (32,209)
--------------------------------------------------------------------------------------------------------------------------------


 4,102,563                972,690             780,918         1,791,625           8,860,554         3,345,815         1,830,138
--------------------------------------------------------------------------------------------------------------------------------

 4,098,944                984,027             980,373         1,957,314          10,014,289         3,794,159         2,422,059

         -                      -                   -                 -                   -                 -                 -
--------------------------------------------------------------------------------------------------------------------------------

 4,098,944                984,027             980,373         1,957,314          10,014,289         3,794,159         2,422,059
--------------------------------------------------------------------------------------------------------------------------------

                                                                     (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                       Statement of Changes in Net Assets

------------------------------------------------------------------------------------------------------------------------
                                                      Travelers             CIS               CIS
                                                       Quality            Emerging          Mid Cap             CIS
                                                        Bond               Growth           Growth             Growth
                                                      Portfolio          Portfolio         Portfolio         Portfolio
------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets
     resulting from operations:
        Net investment income (loss)                $    (6,749)               839              (394)            (1,112)
        Realized gain distributions                           2                  -                 -                  -
        Realized gain (loss) on sale of
            investments                                     494              4,187             3,961                197
        Change in unrealized gain (loss)
            on investments                                9,133             78,657            60,749            114,490
------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from operations                                      2,880             83,683            64,316            113,575
------------------------------------------------------------------------------------------------------------------------

 Capital transactions:
     Contract deposits                                  938,174            553,982           349,607            992,329
     Transfers between funds                             (5,903)                                                 10,143
     Transfers to (from)  First Citicorp Life
        Insurance Company                               979,519             28,948            58,630            181,733
     Annual administrative charges                            -                  -                 -                  -
     Death benefits                                           -                  -                 -                  -
     Contract withdrawals                               (23,385)            (2,008)           (1,604)            (9,953)
------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from capital transactions                        1,888,405            580,922           406,633          1,174,252
------------------------------------------------------------------------------------------------------------------------

 Total increase in net assets                         1,891,285            664,605           470,949          1,287,827

 Net assets at beginning of period                            -                  -                 -                  -
------------------------------------------------------------------------------------------------------------------------

 Net assets at end of period                        $ 1,891,285            664,605           470,949          1,287,827
------------------------------------------------------------------------------------------------------------------------


    See accompanying notes to financial statements

---------------------------------------------------
        CIS
     Growth &            CIS           Equity Index
      Income         Government         Portfolio
     Portfolio        Portfolio          Class II
---------------------------------------------------



          169             1,721             (3,579)
            -                 -                  -

           88                (1)             2,118

       30,043            (3,499)           130,693
---------------------------------------------------


       30,300            (1,779)           129,232
---------------------------------------------------


      404,475            89,002          1,901,410
                                           (18,492)

       93,019            30,081            336,991
            -                 -                  -
            -                 -                  -
       (4,588)             (163)           (19,126)
---------------------------------------------------


      492,906           118,920          2,200,783
---------------------------------------------------

      523,206           117,141          2,330,015

            -                 -                  -
---------------------------------------------------

      523,206           117,141          2,330,015
---------------------------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                       Statement of Changes in Net Assets

                      For the year ended December 31, 1998

----------------------------------------------------------------------------------------------------------------------------------
                                                         AIM V.I.        AIM V.I.         AIM          AIM V.I.        AIM V.I.
                                                          Capital       Government        V.I.        Growth and     International
                                                       Appreciation       Series         Growth         Income          Equity
                                                           Fund            Fund           Fund           Fund            Fund
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets
     resulting from operations:
        Net investment income (loss)                $      (181,730)       188,855        (22,114)        (57,624)        (11,954)
        Realized gain distributions                         635,653              -        407,901         182,511               -
        Realized gain (loss) on sale of
           investments                                      264,574         28,266         43,418          77,011          58,512
        Change in unrealized gain (loss)
           on investments                                 2,612,146        129,785        851,618       2,984,696       1,194,349
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from operations                                      3,330,643        346,906      1,280,823       3,186,594       1,240,907
----------------------------------------------------------------------------------------------------------------------------------

 Capital transactions:
     Contract deposits                                    7,740,252      4,965,328      3,401,874       9,762,303       4,853,547
     Transfers between funds                             (1,033,718)       919,280        198,698         264,997        (255,178)
     Transfers to (from)  First Citicorp Life
        Insurance Company                                   270,751        431,053        263,980          92,109          (6,048)
     Annual administrative charges                           (4,691)          (389)          (700)         (1,280)         (1,786)
     Death benefits                                         (56,638)             -        (11,663)       (109,134)         (9,517)
     Contract withdrawals                                  (734,675)      (272,638)      (104,341)       (304,900)       (417,582)
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from capital transactions                            6,181,281      6,042,634      3,747,848       9,704,095       4,163,436
----------------------------------------------------------------------------------------------------------------------------------

 Total increase in net assets                             9,511,924      6,389,540      5,028,671      12,890,689       5,404,343

 Net assets at beginning of period                       15,695,385      2,741,149      1,946,726       6,172,459       8,418,812
----------------------------------------------------------------------------------------------------------------------------------

 Net assets at end of period                        $    25,207,309      9,130,689      6,975,397      19,063,148      13,823,155
----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------------

        AIM          CitiSelect      CitiSelect      CitiSelect        CitiSelect      Fidelity        Fidelity         Fidelity
        V.I.            VIP              VIP             VIP              VIP         VIP Equity          VIP           VIP High
       Value           Folio            Folio           Folio            Folio          Income          Growth           Income
        Fund            200              300             400              500          Portfolio       Portfolio        Portfolio
---------------------------------------------------------------------------------------------------------------------------------



      (48,167)        320,691          310,044          80,831          134,452         (68,917)       (127,597)         324,178
    1,096,684         111,989          161,191         188,899          561,131         787,658       1,638,156          274,204

       22,455          86,486          107,903          27,088           19,525         155,321         202,217          (27,400)

    3,770,427        (116,105)         143,788        (203,940)        (777,018)      1,162,382       4,026,684       (1,545,816)
---------------------------------------------------------------------------------------------------------------------------------


    4,841,399         403,061          722,926          92,878          (61,910)      2,036,444       5,739,460         (974,834)
---------------------------------------------------------------------------------------------------------------------------------


   14,481,943       4,850,064        6,248,896       3,153,769        1,858,410      22,291,643       8,889,225        9,224,401
      675,855        (235,424)        (952,262)       (709,625)        (221,168)       (269,855)       (828,373)         252,852

      391,394        (642,730)        (464,608)       (140,345)         (64,895)        803,351         206,844           41,693
       (2,019)           (767)          (1,708)         (1,750)            (689)         (3,330)         (3,469)            (947)
      (88,072)        (20,424)         (18,520)         (9,742)          (1,188)        (34,826)        (83,994)         (30,842)
     (435,073)       (280,800)        (558,495)       (479,377)        (120,203)       (964,393)       (942,639)        (321,143)
---------------------------------------------------------------------------------------------------------------------------------


   15,024,028       3,669,919        4,253,303       1,812,930        1,450,267      21,822,590       7,237,594        9,166,014
---------------------------------------------------------------------------------------------------------------------------------

   19,865,427       4,072,980        4,976,229       1,905,808        1,388,357      23,859,034      12,977,054        8,191,180

    7,144,651       5,521,480       10,723,813       8,224,045        2,551,108      14,311,219      11,678,636        5,323,218
---------------------------------------------------------------------------------------------------------------------------------

   27,010,078       9,594,460       15,700,042      10,129,853        3,939,465      38,170,253      24,655,690       13,514,398
---------------------------------------------------------------------------------------------------------------------------------

                                                                     (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                       Statement of Changes in Net Assets

                      For the year ended December 31, 1998


-----------------------------------------------------------------------------------------------------------------------------------
                                                       Fidelity         Fidelity         Fidelity        CitiFunds
                                                          VIP            VIP II           VIP II         Small Cap          MFS
                                                       Overseas        Contrafund        Index 500     Growth V.I.P.       Bond
                                                       Portfolio       Portfolio         Portfolio       Portfolio        Series
-----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets
     resulting from operations:
        Net investment income (loss)                      22,766          (112,633)        (148,676)        (13,252)        54,126
        Realized gain distributions                      294,636           494,360          646,740         155,804            916
        Realized gain (loss) on sale of
            investments                                    9,475           175,168          329,545           1,380         20,559
        Change in unrealized gain (loss)
            on investments                               203,596         3,646,901        8,381,550        (262,235)       105,644
-----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from operations                                     530,473         4,203,796        9,209,159        (118,303)       181,245
-----------------------------------------------------------------------------------------------------------------------------------

 Capital transactions:
     Contract deposits                                 3,848,922        13,182,572       28,649,048         954,889      3,294,019
     Transfers between funds                             (59,100)         (452,920)        (142,535)       (115,922)       333,904
     Transfers to (from)  First Citicorp Life
        Insurance Company                                 28,197           214,639          398,799         (16,235)       (48,863)
     Annual administrative charges                        (1,004)           (2,916)          (5,039)           (142)          (213)
     Death benefits                                         (664)          (20,189)         (25,038)              -        (35,396)
     Contract withdrawals                               (159,156)         (364,169)      (1,127,428)        (97,993)      (135,490)
-----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets resulting
     from capital transactions                         3,657,195        12,557,017       27,747,807         724,597      3,407,961
-----------------------------------------------------------------------------------------------------------------------------------

 Total increase in net assets                          4,187,668        16,760,813       36,956,966         606,294      3,589,206

 Net assets at beginning of period                     4,827,552         8,682,834       21,633,859         898,399      1,641,928
-----------------------------------------------------------------------------------------------------------------------------------

 Net assets at end of period                           9,015,220        25,443,647       58,590,825       1,504,693      5,231,134
-----------------------------------------------------------------------------------------------------------------------------------


    See accompanying notes to financial statements

------------------------------------------------------------------------------------------------------
         MFS                  MFS                                       MFS                MFS
      Emerging               Money                 MFS                 Total              World
       Growth               Market              Research              Return           Government
       Series               Series               Series               Series             Series
------------------------------------------------------------------------------------------------------



              (95,703)            171,629               165,149             120,634             2,661
               35,238                   -                37,864              84,940                 -

               85,201                   -                54,095              38,497             1,528

            5,111,014                  (1)            3,412,274           1,199,825           133,770
------------------------------------------------------------------------------------------------------


            5,135,750             171,628             3,669,382           1,443,896           137,959
------------------------------------------------------------------------------------------------------


           14,047,640           2,569,452             9,825,945          12,539,757           251,986
              205,628           1,681,111               434,889             346,836           (37,973)

              171,768          (1,030,178)               87,611             527,252           (12,596)
               (2,212)               (664)               (2,933)             (1,747)             (276)
               (1,300)            (66,618)              (31,803)             (5,772)           (8,592)
             (363,902)           (206,625)             (569,232)           (469,295)          (88,439)
------------------------------------------------------------------------------------------------------


           14,057,622           2,946,478             9,744,477          12,937,031           104,110
------------------------------------------------------------------------------------------------------

           19,193,372           3,118,106            13,413,859          14,380,927           242,069

            9,059,938           4,982,242            13,070,114           7,035,681         1,988,146
------------------------------------------------------------------------------------------------------

           28,253,310           8,100,348            26,483,973          21,416,608         2,230,215
------------------------------------------------------------------------------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998

  (1)   HISTORY

        First Citicorp Life Insurance Company Variable Annuity Separate Account (the Account) is a separate investment account maintained under the provisions of New York Insurance Law by First Citicorp Life Insurance Company (the Company), a subsidiary of Citicorp Life Insurance Company and an indirect subsidiary of Citigroup. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual flexible premium deferred variable annuity contracts (the contracts). The Account invests in portfolios of the following funds:

              -   Variable Annuity Portfolios:
                   -   CitiSelect VIP Folio 200,
                   -   CitiSelect VIP Folio 300,
                   -   CitiSelect VIP Folio 400,
                   -   CitiSelect VIP Folio 500, and
                   -   CitiFunds Small Cap Growth V.I.P. Portfolio.*
              -   AIM Variable Insurance Funds, Inc.:
                   -   AIM V.I. Capital Appreciation Fund,
                   -   AIM V.I. Government Series Fund,
                   -   AIM V.I. Growth Fund,
                   -   AIM V.I. Growth and Income Fund,
                   -   AIM V.I. International Equity Fund, and
                   -   AIM V.I. Value Fund.
              -   Fidelity Variable Insurance Products Funds:
                   -   Fidelity VIP Equity Income Portfolio,
                   -   Fidelity VIP Growth Portfolio,
                   -   Fidelity VIP High Income Portfolio,
                   -   Fidelity VIP Overseas Portfolio,
                   -   Fidelity VIP II Contrafund Portfolio, and
                   -   Fidelity VIP II Index 500 Portfolio.
              -   MFS Variable Insurance Trust:
                   -   MFS Bond Series,
                   -   MFS Emerging Growth Series,
                   -   MFS Money Market Series,
                   -   MFS Research Series,
                   -   MFS Total Return Series, and
                   -   MFS World Government Series.
              -    The Travelers Series Trust
                   -   Large Cap Portfolio,
                   -   MFS Mid Cap Stock Portfolio
                   -   MFS Research Portfolio, and
                   -   Travelers Quality Bond Portfolio.
              -    The Travelers Money Market Portfolio.
              -    The Travelers High Yield Bond Trust.
              -    The Travelers Series Funds
                   -   AIM Capital Appreciation Portfolio,
                   -   MFS Total Return Portfolio, and
                   -   Putnam Diversified Income Portfolio.
              -    Salomon Brothers Variable Series Funds, Inc.

                                       31                            (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998

                   -   Capital Fund,
                   -   Investors Fund,
                   -   Total Return Fund, and
                   -   High Yield Bond Fund.
              -    Templeton Variable Products Series Fund
                   -   Franklin Small Cap Investments Fund, and
                   -   Templeton International Fund.
              -    Concert Investments Series
                   -   Select Emerging Growth Portfolio,
                   -   Select Mid Cap Portfolio,
                   -   Select Growth Portfolio,
                   -   Select Growth and Income Portfolio, and
                   -   Select Government Portfolio.
              -    Greenwich Street Series Fund
                   -   Equity Index Portfolio Class II.

                     * Formerly known as Landmark Small Cap Equity VIP Fund
                       through February 28, 1998.

        The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the contracts are not chargeable with liabilities arising out of any other business conducted by the Company.

        In addition to the Account, a contract owner may also allocate funds to the General Account, which is part of the Company's general account. Amounts allocated to the General Account are credited with a guaranteed rate of interest for one year. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940.

  (2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

        (a)   INVESTMENT VALUATION

        The investment in the fund is stated at market value, which is the net asset value of each of the respective series as determined by the Fund at the close of business on the last working day of the period.

        (b)   ACCOUNTING FOR INVESTMENTS

        Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. The cost of investments sold is generally determined on the specific identification method.

                                       32                            (Continued)

                     FIRST CITICORP LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                         Notes to Financial Statements

                           December 31, 1999 and 1998

        (c)   FEDERAL INCOME TAXES

        The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing law, no taxes are payable on investment income and realized capital gains of the Account.

        (d)   USE OF ESTIMATES

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

  (3)   CONTRACT CHARGES

        Daily charges for mortality and expense risks assumed by the Company for are assessed through the daily unit value calculation, and are equivalent on an annual basis to 1.25% ("Base - 140 Basis Points" and "Citi-Elite") and 0.84% ("Base - 99 Basis Points") of the net assets of the contracts.

        An annual contract fee of $30 is assessed against each contract on its anniversary date by surrendering units. Daily charges for administrative expenses are assessed through the daily unit value calculation, and are equivalent on an annual basis to 0.15% of the net assets of the contracts.

        The contracts provide that in the event a contract owner withdraws all or a portion of the contract value within five contract years, a deferred sales charge will be assessed. The deferred sales charge is based on a table of charges of which the maximum charge is currently 7% of the purchase payments withdrawn. During each contract year, up to 10% of purchase payments less any prior withdrawal of purchase payments may be withdrawn without a deferred sales charge.

        Premium taxes may be applicable, depending on the laws of various jurisdictions. Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies.

                                       33                            (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998


  (4)   PURCHASE OF INVESTMENTS

        For the twelve months ended December 31, 1999, investment activity in each of the respective funds is as follows:


                                                                                                      1999
                                                                                        ---------------------------------
                                                                                            COST OF          PROCEEDS
                       SHARES OF                                                           PURCHASES        FROM SALES
                                                                                        -----------------  --------------
        Variable Annuity Portfolios:                                                  $
            CitiSelect VIP Folio 200 Conservative                                              1,483,935       2,842,286
            CitiSelect VIP Folio 300 Balanced                                                    664,260       3,990,507
            CitiSelect VIP Folio 400 Growth                                                      567,766       3,610,183
            CitiSelect VIP Folio 500 Growth Plus                                                 115,525       1,471,306
            CitiFunds Small Cap Growth V.I.P. Portfolio                                        1,364,205         457,249

        AIM Variable Insurance Funds, Inc:
            AIM V.I. Capital Appreciation Fund                                                 4,376,473       3,221,181
            AIM V.I. Government Securities Fund                                                8,458,143       3,130,219
            AIM V.I. Growth Fund                                                               9,576,204       1,992,816
            AIM V.I. Growth and Income Fund                                                   12,561,019       1,524,668
            AIM V.I. International Equity Fund                                                 5,737,478         818,277
            AIM V.I. Value Fund                                                               29,185,889       2,629,478

        Fidelity Variable Insurance Products Funds:
            Fidelity VIP Equity Income Portfolio                                              12,023,360       2,603,672
            Fidelity VIP Growth Portfolio                                                     29,360,226       2,759,082
            Fidelity VIP High Income Portfolio                                                 7,633,100       3,242,955
            Fidelity VIP Overseas Portfolio                                                    3,147,037         979,215
            Fidelity VIP II Contrafund Portfolio                                              19,561,627       2,064,223
            Fidelity VIP II Index 500 Portfolio                                               35,809,295       3,294,607

        MFS Variable Insurance Trust:
            MFS Bond Series                                                                    5,580,405       2,313,920
            MFS Emerging Growth Series                                                        10,712,075       1,445,388
            MFS Money Market Series                                                            7,257,024       6,441,738
            MFS Research Series                                                                5,380,276       1,560,166
            MFS Total Return Series                                                           12,875,092       1,851,045
            MFS Global Government Series                                                         519,453         398,966

                                       34                            (Continued)

                     FIRST CITICORP LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                         Notes to Financial Statements

                           December 31, 1999 and 1998

        The Travelers High Yield Bond Trust                                                      258,352          32,508

        Travelers Money Market Portfolio                                                         721,793         390,384

        The Traveler Series Trust:
            Large Cap Portfolio                                                                9,387,354         114,558
            MFS Mid Cap Stock Portfolio                                                        1,840,366          16,944
            MFS Research Portfolio                                                             3,406,297          73,449
            Travelers Quality Bond Portfolio                                                   1,925,322          43,614

        The Travelers Series Fund:
            AIM Capital Appreciation Fund                                                      4,045,604         252,901
            MFS Total Return Portfolio                                                         4,489,241         381,300
            Putnam Diversified Income Portfolio                                                1,031,064          60,691

        Salomon Brothers Variable Series Funds, Inc.:
            Capital Fund                                                                       5,866,058         165,402
            Investors Fund                                                                     5,937,445         121,824
            Total Return Fund                                                                  2,631,266         305,654
            High Yield Bond Fund                                                                 833,753          54,023

        Templeton Variable Products Series Fund:
            Franklin Small Cap Investment Fund                                                   784,220           4,891
            Templeton International Fund                                                       1,860,198          74,566

        Concert Investment Series:
            Select Emerging Growth Portfolio                                                     609,421          27,642
            Select Mid Cap Portfolio                                                             437,048          30,797
            Select Growth Portfolio                                                            1,175,058           1,883
            Select Growth and Income Portfolio                                                   495,210           2,121
            Select Government Portfolio                                                          120,959             316

        Greenwich Street Series Fund -
            Equity Index Portfolio Class II                                                    2,300,244         102,979
                                                                                        =================  ==============


                                       35                            (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998


-----------------------------------------------------------------------------------------------------------------------------------
(5)   NET INCREASE IN ACCUMULATION UNITS

      For the years ended December 31, 1999 and 1998, transactions in accumulation units of contractholders of the account were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                      1999
-----------------------------------------------------------------------------------------------------------------------------------
                                            AIM V.I.         AIM V.I.        AIM         AIM V.I.         AIM V.I.          AIM
                                            Capital         Government       V.I.       Growth and     International        V.I.
                                          Appreciation        Series        Growth        Income           Equity          Value
                                              Fund             Fund          Fund          Fund             Fund            Fund
-----------------------------------------------------------------------------------------------------------------------------------

       BASE - 99 BASIS POINTS
Units purchased                               620,939       1,306,700      798,304      1,401,793          730,716       3,052,961
Units withdrawn and contract charges         (706,797)       (597,739)    (268,593)      (593,218)        (542,834)       (841,139)
Units transferred between funds              (810,485)       (958,427)     734,162        957,724          821,265       3,286,842
-----------------------------------------------------------------------------------------------------------------------------------

Net increase                                 (896,343)       (249,466)   1,263,873      1,766,299        1,009,147       5,498,664

Units at beginning of period               12,795,979       8,085,334    4,344,807     12,751,057       11,552,636      17,350,727
-----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                     11,899,636       7,835,868    5,608,680     14,517,356       12,561,783      22,849,391
-----------------------------------------------------------------------------------------------------------------------------------

      BASE - 140 BASIS POINTS
Units purchased                             1,041,815       4,386,693    2,597,501      4,575,319        2,029,591       8,596,583
Units withdrawn and contract charges          (14,526)        (99,720)     (44,880)       (59,019)         (25,681)       (134,344)
Units transferred between funds               183,795         410,612      312,396        568,379          267,358       1,474,725
-----------------------------------------------------------------------------------------------------------------------------------

Net increase                                1,211,084       4,697,585    2,865,017      5,084,679        2,271,268       9,936,964

Units at beginning of period                        -               -            -              -                -               -
-----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                      1,211,084       4,697,585    2,865,017      5,084,679        2,271,268       9,936,964
-----------------------------------------------------------------------------------------------------------------------------------

       CITI-ELITE
Units purchased                                     -               -            -              -                -               -
Units withdrawn and contract charges                -               -            -              -                -               -
Units transferred between funds                     -               -            -              -                -               -
-----------------------------------------------------------------------------------------------------------------------------------

Net increase                                        -               -            -              -                -               -

Units at beginning of period                        -               -            -              -                -               -
-----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                              -               -            -              -                -               -
-----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------------------------

                                      1999
-------------------------------------------------------------------------------------------------------------------------
   CitiSelect        CitiSelect       CitiSelect       CitiSelect        Fidelity         Fidelity         Fidelity
       VIP               VIP              VIP             VIP           VIP Equity           VIP           VIP High
      Folio             Folio            Folio           Folio            Income           Growth           Income
       200               300              400             500            Portfolio        Portfolio        Portfolio
-------------------------------------------------------------------------------------------------------------------------


          138,413           258,024         147,634           84,342         2,642,331       1,328,570         1,782,114
         (300,186)         (615,201)       (663,361)        (150,517)       (1,285,625)       (664,103)         (620,615)
       (1,627,960)       (2,903,803)     (2,628,961)      (1,164,800)         (759,832)      2,159,784        (1,224,376)
-------------------------------------------------------------------------------------------------------------------------

       (1,789,733)       (3,260,980)     (3,144,688)      (1,230,975)          596,874       2,824,251           (62,877)

        8,486,948        13,807,523       9,177,901        3,582,943        28,422,803       9,921,447        12,550,650
-------------------------------------------------------------------------------------------------------------------------

        6,697,215        10,546,543       6,033,213        2,351,968        29,019,677      12,745,698        12,487,773
-------------------------------------------------------------------------------------------------------------------------


          436,465           242,643         340,546            9,906         4,680,355       5,422,609         2,354,671
          (43,645)          (35,942)              -                -           (96,594)       (107,423)          (41,892)
           25,419            41,858           9,382                -           599,935         738,881           610,112
-------------------------------------------------------------------------------------------------------------------------

          418,239           248,559         349,928            9,906         5,183,696       6,054,067         2,922,891

                -                 -               -                -                 -               -                 -
-------------------------------------------------------------------------------------------------------------------------

          418,239           248,559         349,928            9,906         5,183,696       6,054,067         2,922,891
-------------------------------------------------------------------------------------------------------------------------


           47,472           136,031          61,213           23,136                 -               -                 -
           (3,052)           (4,391)           (311)            (127)                -               -                 -
          172,736            50,397          21,195            3,359                 -               -                 -
-------------------------------------------------------------------------------------------------------------------------

          217,156           182,037          82,097           26,368                 -               -                 -

                -                 -               -                -                 -               -                 -
-------------------------------------------------------------------------------------------------------------------------

          217,156           182,037          82,097           26,368                 -               -                 -
-------------------------------------------------------------------------------------------------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998


----------------------------------------------------------------------------------------------------------------------------------
(5)   NET INCREASE IN ACCUMULATION UNITS

      For the years ended December 31, 1999 and 1998, transactions in accumulation units of contractholders of the account were as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                                      1999
----------------------------------------------------------------------------------------------------------------------------------
                                          Fidelity      Fidelity        Fidelity       CitiFunds                       MFS
                                            VIP          VIP II          VIP II        Small Cap       MFS           Emerging
                                          Overseas     Contrafund       Index 500    Growth V.I.P.     Bond           Growth
                                         Portfolio      Portfolio       Portfolio      Portfolio      Series          Series
----------------------------------------------------------------------------------------------------------------------------------

         BASE - 99 BASIS POINTS
Units purchased                            701,538      2,241,960       4,172,373       109,826      1,475,604      1,271,597
Units withdrawn and contract charges      (318,114)      (782,958)     (1,899,386)      (85,647)      (331,666)      (718,252)
Units transferred between funds            365,619      1,859,156       3,563,863       382,531       (754,743)     1,367,525
----------------------------------------------------------------------------------------------------------------------------------

Net increase                               749,043      3,318,158       5,836,850       406,710        389,195      1,920,870

Units at beginning of period             7,440,541     16,365,923      37,349,984     1,427,896      4,592,230     18,253,621
----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                   8,189,584     19,684,081      43,186,834     1,834,606      4,981,425     20,174,491
----------------------------------------------------------------------------------------------------------------------------------

         BASE - 140 BASIS POINTS
Units purchased                            559,320      5,837,330      12,219,141       112,086      2,161,551      3,446,003
Units withdrawn and contract charges        (2,458)       (82,292)       (209,235)       (2,789)       (97,024)       (31,525)
Units transferred between funds            139,569      1,139,038       1,793,337        88,497        320,033        464,697
----------------------------------------------------------------------------------------------------------------------------------

Net increase                               696,431      6,894,076      13,803,243       197,794      2,384,560      3,879,175

Units at beginning of period                     -              -               -             -              -              -
----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                     696,431      6,894,076      13,803,243       197,794      2,384,560      3,879,175
----------------------------------------------------------------------------------------------------------------------------------

         CITI-ELITE
Units purchased                                  -              -               -        87,741              -              -
Units withdrawn and contract charges             -              -               -             -              -              -
Units transferred between funds                  -              -               -        26,611              -              -
----------------------------------------------------------------------------------------------------------------------------------

Net increase                                     -              -               -       114,352              -              -

Units at beginning of period
----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                           -              -               -       114,352              -              -
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------------------------------------------------

                                      1999
--------------------------------------------------------------------------------------------------------------------------
       MFS                                MFS              MFS           Travelers      Travelers      Salomon Brothers
      Money              MFS             Total            World         High Yield        Money            Variable
     Market           Research           Return         Government      Bond Trust        Market           Capital
     Series            Series            Series           Series           Fund         Portfolio            Fund
--------------------------------------------------------------------------------------------------------------------------


          498,796           927,613        1,558,892          118,109               -              -                    -
         (383,312)         (935,643)        (895,497)         (92,489)              -              -                    -
         (350,451)          295,014        1,001,095         (191,422)              -              -                    -
--------------------------------------------------------------------------------------------------------------------------

         (234,967)          286,984        1,664,490         (165,802)              -              -                    -

        7,130,699        18,835,706       16,554,133        1,906,433               -              -                    -
--------------------------------------------------------------------------------------------------------------------------

        6,895,732        19,122,690       18,218,623        1,740,631               -              -                    -
--------------------------------------------------------------------------------------------------------------------------


          811,223         2,061,755        5,095,403          128,820               -              -                    -
          (73,239)          (57,727)         (46,178)         (35,159)              -              -                    -
          (48,458)          369,636          903,560           87,905               -              -                    -
--------------------------------------------------------------------------------------------------------------------------

          689,526         2,373,664        5,952,785          181,566               -              -                    -

                -                 -                -                -               -              -                    -
--------------------------------------------------------------------------------------------------------------------------

          689,526         2,373,664        5,952,785          181,566               -              -                    -
--------------------------------------------------------------------------------------------------------------------------


                -                 -                -                -         116,393        445,226            3,775,204
                -                 -                -                -          (3,326)             -             (244,986)
                -                 -                -                -         116,643       (119,684)           1,841,177
--------------------------------------------------------------------------------------------------------------------------

                -                 -                -                -         229,710        325,542            5,371,395


--------------------------------------------------------------------------------------------------------------------------

                -                 -                -                -         229,710        325,542            5,371,395
--------------------------------------------------------------------------------------------------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998


-----------------------------------------------------------------------------------------------------------------------------------
(5)   NET INCREASE IN ACCUMULATION UNITS

      For the years ended December 31, 1999 and 1998, transactions in accumulation units of contractholders of the account were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      1999
-----------------------------------------------------------------------------------------------------------------------------------
                                         Salomon Brothers   Salomon Brothers    Salomon Brothers    Smith Barney    Smith Barney
                                          Variable High         Variable            Variable         AIM Capital     MFS Total
                                            Yield Bond          Investors         Total Return      Appreciation       Return
                                               Fund               Fund                Fund            Portfolio      Portfolio
-----------------------------------------------------------------------------------------------------------------------------------

         BASE - 99 BASIS POINTS
Units purchased                                     -                   -                   -               -              -
Units withdrawn and contract charges                -                   -                   -               -              -
Units transferred between funds                     -                   -                   -               -              -
-----------------------------------------------------------------------------------------------------------------------------------

Net increase                                        -                   -                   -               -              -

Units at beginning of period                        -                   -                   -               -              -
-----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                              -                   -                   -               -              -
-----------------------------------------------------------------------------------------------------------------------------------

         BASE - 140 BASIS POINTS
Units purchased                                     -                   -                   -               -              -
Units withdrawn and contract charges                -                   -                   -               -              -
Units transferred between funds                     -                   -                   -               -              -
-----------------------------------------------------------------------------------------------------------------------------------

Net increase                                        -                   -                   -               -              -

Units at beginning of period                        -                   -                   -               -              -
-----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                              -                   -                   -               -              -
-----------------------------------------------------------------------------------------------------------------------------------

         CITI-ELITE
Units purchased                               439,099           4,105,969           1,459,581       2,598,540      2,841,345
Units withdrawn and contract charges          (84,196)            (73,484)            (30,713)       (179,976)      (181,819)
Units transferred between funds               365,116           1,790,398             883,318       1,024,994      1,494,518
-----------------------------------------------------------------------------------------------------------------------------------

Net increase                                  720,019           5,822,883           2,312,186       3,443,558      4,154,044

Units at beginning of period
-----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                        720,019           5,822,883           2,312,186       3,443,558      4,154,044
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------






-----------------------------------------------------------------------------------------------------------------------------

                                                          1999
-----------------------------------------------------------------------------------------------------------------------------
   Smith Barney          Franklin        Templeton                                             Smith Barney        Travelers
Putnam Diversified      Small Cap      International      Smith Barney       Smith Barney       MFS Mid Cap         Quality
      Income            Investment          Fund            Large Cap        MFS Research         Growth              Bond
    Portfolio           Portfolio         Class II          Portfolio          Portfolio         Portfolio         Portfolio
-----------------------------------------------------------------------------------------------------------------------------

              -                -                -                   -                 -                 -                  -
              -                -                -                   -                 -                 -                  -
              -                -                -                   -                 -                 -                  -
-----------------------------------------------------------------------------------------------------------------------------

              -                -                -                   -                 -                 -                  -

              -                -                -                   -                 -                 -                  -
-----------------------------------------------------------------------------------------------------------------------------

              -                -                -                   -                 -                 -                  -
-----------------------------------------------------------------------------------------------------------------------------


              -                -                -                   -                 -                 -                  -
              -                -                -                   -                 -                 -                  -
              -                -                -                   -                 -                 -                  -
-----------------------------------------------------------------------------------------------------------------------------

              -                -                -                   -                 -                 -                  -

              -                -                -                   -                 -                 -                  -
-----------------------------------------------------------------------------------------------------------------------------

              -                -                -                   -                 -                 -                  -
-----------------------------------------------------------------------------------------------------------------------------


        338,650          403,930        1,087,852           5,677,911         1,902,466           955,368            934,781
        (11,171)            (975)        (106,410)           (222,171)          (38,158)          (21,787)           (23,230)
        648,982          207,376          713,604           2,716,649         1,281,245           608,637            967,602
-----------------------------------------------------------------------------------------------------------------------------

        976,461          610,331        1,695,046           8,172,389         3,145,553         1,542,218          1,879,153


-----------------------------------------------------------------------------------------------------------------------------

        976,461          610,331        1,695,046           8,172,389         3,145,553         1,542,218          1,879,153
-----------------------------------------------------------------------------------------------------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998


----------------------------------------------------------------------------------------------------------------------
(5)   NET INCREASE IN ACCUMULATION UNITS

      For the years ended December 31, 1999 and 1998, transactions in accumulation units of contractholders of the account were as follows:

----------------------------------------------------------------------------------------------------------------------
                                                                      1999
----------------------------------------------------------------------------------------------------------------------
                                          CIS          CIS                        CIS
                                        Emerging     Mid Cap        CIS        Growth &        CIS        Equity Index
                                         Growth      Growth       Growth        Income      Government      Portfolio
                                       Portfolio    Portfolio    Portfolio     Portfolio    Portfolio       Class II
----------------------------------------------------------------------------------------------------------------------

        BASE - 99 BASIS POINTS
Units purchased                              -            -            -             -            -               -
Units withdrawn and contract charges         -            -            -             -            -               -
Units transferred between funds              -            -            -             -            -               -
----------------------------------------------------------------------------------------------------------------------

Net increase                                 -            -            -             -            -               -

Units at beginning of period                 -            -            -             -            -               -
----------------------------------------------------------------------------------------------------------------------

Units at end of period                       -            -            -             -            -               -
----------------------------------------------------------------------------------------------------------------------

       BASE - 140 BASIS POINTS
Units purchased                              -            -            -             -            -               -
Units withdrawn and contract charges         -            -            -             -            -               -
Units transferred between funds              -            -            -             -            -               -
----------------------------------------------------------------------------------------------------------------------

Net increase                                 -            -            -             -            -               -

Units at beginning of period                 -            -            -             -            -               -
----------------------------------------------------------------------------------------------------------------------

Units at end of period                       -            -            -             -            -               -
----------------------------------------------------------------------------------------------------------------------

       CITI-ELITE
Units purchased                        512,140      342,039      927,240       398,807       88,732         565,645
Units withdrawn and contract charges    (1,795)      (1,471)      (8,776)       (4,506)        (161)         (5,847)
Units transferred between funds         24,774       55,356      167,326        87,392       30,007          93,535
----------------------------------------------------------------------------------------------------------------------

Net increase                           535,119      395,924    1,085,790       481,693      118,578         653,333

Units at beginning of period
----------------------------------------------------------------------------------------------------------------------

Units at end of period                 535,119      395,924    1,085,790       481,693      118,578         653,333
----------------------------------------------------------------------------------------------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998



-----------------------------------------------------------------------------------------------------------------------------------

(5)    NET INCREASE IN ACCUMULATION UNITS

       For the years ended December 31, 1999 and 1998, transactions in accumulation units of contractholders of the account were as follows:

-----------------------------------------------------------------------------------------------------------------------------------

                                                                  1998
-----------------------------------------------------------------------------------------------------------------------------------
                                                      AIM V.I.        AIM V.I.          AIM            AIM V.I.          AIM V.I.
                                                      Capital        Government         V.I.          Growth and      International
                                                    Appreciation       Series          Growth           Income            Equity
                                                        Fund            Fund            Fund             Fund              Fund
-----------------------------------------------------------------------------------------------------------------------------------

  Units purchased                                    4,328,493       4,533,419       2,503,555        7,586,850          4,121,465
  Units withdrawn and contract charges                (449,457)       (247,482)        (86,347)        (319,221)          (370,575)
  Units transferred between funds                     (488,249)      1,212,259         318,423          267,252           (238,283)
-----------------------------------------------------------------------------------------------------------------------------------

  Net increase                                       3,390,787       5,498,196       2,735,631        7,534,881          3,512,607

  Units at beginning of period                       9,405,192       2,587,138       1,609,176        5,216,176          8,040,029
-----------------------------------------------------------------------------------------------------------------------------------

  Units at end of period                            12,795,979       8,085,334       4,344,807       12,751,057         11,552,636
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------






-----------------------------------------------------------------------------------------------------------------------------------

                                                                  1998
-----------------------------------------------------------------------------------------------------------------------------------
     AIM           CitiSelect        CitiSelect       CitiSelect     CitiSelect        Fidelity         Fidelity         Fidelity
     V.I.              VIP              VIP              VIP             VIP          VIP Equity           VIP           VIP High
    Value             Folio            Folio            Folio           Folio           Income           Growth           Income
    Fund               200              300              400             500           Portfolio        Portfolio        Portfolio
-----------------------------------------------------------------------------------------------------------------------------------

  10,962,298       4,416,440          5,635,753      2,800,165       1,631,801        17,156,046       4,339,777         7,961,371
    (394,104)       (276,154)          (523,847)      (454,752)       (107,671)         (783,330)       (499,768)         (313,149)
     769,614        (840,188)        (1,298,940)      (791,982)       (273,472)          280,585        (404,522)          222,704
-----------------------------------------------------------------------------------------------------------------------------------

  11,337,808       3,300,098          3,812,966      1,553,431       1,250,658        16,653,301       3,435,487         7,870,926

   6,012,919       5,186,850          9,994,557      7,624,470       2,332,285        11,769,502       6,485,960         4,679,724
-----------------------------------------------------------------------------------------------------------------------------------

  17,350,727       8,486,948         13,807,523      9,177,901       3,582,943        28,422,803       9,921,447        12,550,650
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                          Notes to Financial Statements

                           December 31, 1999 and 1998

-----------------------------------------------------------------------------------------------------------------------------------

(5)    NET INCREASE IN ACCUMULATION UNITS, CONTINUED

       For the years ended December 31, 1999 and 1998, transactions in accumulation units of contractholders of the account were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                    1998
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Fidelity         Fidelity          Fidelity         CitiFunds
                                                      VIP             VIP II            VIP II          Small Cap          MFS
                                                    Overseas        Contrafund         Index 500      Growth V.I.P.        Bond
                                                   Portfolio         Portfolio         Portfolio        Portfolio         Series
-----------------------------------------------------------------------------------------------------------------------------------

Units purchased                                     3,181,038         9,830,482        20,660,162         846,161        2,971,843
Units withdrawn and contract charges                 (138,029)         (288,454)         (840,681)        (86,932)        (154,573)
Units transferred between funds                       (47,374)         (358,646)           19,873        (142,823)         251,914
-----------------------------------------------------------------------------------------------------------------------------------

Net increase                                        2,995,635         9,183,382        19,839,354         616,406        3,069,184

Units at beginning of period                        4,444,906         7,182,541        17,510,630         811,490        1,523,046
-----------------------------------------------------------------------------------------------------------------------------------

Units at end of period                              7,440,541        16,365,923        37,349,984       1,427,896        4,592,230
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------

                                               1998
----------------------------------------------------------------------------------------------------
         MFS                  MFS                                    MFS                MFS
      Emerging               Money               MFS                Total              World
       Growth               Market             Research            Return            Government
       Series               Series              Series             Series              Series
----------------------------------------------------------------------------------------------------

    10,548,138           2,309,841          7,598,069          10,190,977            226,274
      (282,619)           (246,613)          (474,173)           (385,015)           (87,465)
       218,323             514,633            363,365             703,577            (46,808)
----------------------------------------------------------------------------------------------------

    10,483,842           2,577,861          7,487,261          10,509,539             92,001

     7,769,779           4,552,838         11,348,445           6,044,594          1,814,432
----------------------------------------------------------------------------------------------------

    18,253,621           7,130,699         18,835,706          16,554,133          1,906,433
----------------------------------------------------------------------------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                             Schedule of Investments

                                December 31, 1999


----------------------------------------------------------------------------------------------------------------------------

                                                          Number                      Market
                                                        of shares                      value                        Cost
----------------------------------------------------------------------------------------------------------------------------
Variable Annuity Portfolios:
    CitiSelect VIP Folio 200                              791,351                 $   8,309,181                    8,321,059
    CitiSelect VIP Folio 300                            1,159,897                    12,921,257                   12,488,193
    CitiSelect VIP Folio 400                              691,676                     7,649,933                    7,424,227
    CitiSelect VIP Folio 500                              301,860                     2,903,893                    3,047,937
    CitiFunds Small Cap Growth V.I.P. Portfolio           233,201                     3,080,586                    2,574,002

AIM Variable Insurance Funds, Inc.:
    AIM V.I. Capital Appreciation Fund                  1,038,382                    36,945,644                   23,555,521
    AIM V.I. Government Series Fund                     1,299,314                    13,811,710                   14,410,358
    AIM V.I. Growth Fund                                  562,580                    18,143,205                   14,213,633
    AIM V.I. Growth and Income Fund                     1,228,892                    38,820,692                   27,344,121
    AIM V.I. International Equity Fund                    928,758                    27,203,320                   17,868,426
    AIM V.I. Value Fund                                 1,952,044                    65,393,490                   50,803,195

Fidelity Variable Insurance Products Funds:
    Fidelity VIP Equity Income Portfolio                1,878,180                    48,288,014                   45,642,865
    Fidelity VIP Growth Portfolio                       1,153,108                    63,340,230                   46,636,424
    Fidelity VIP High Income Portfolio                  1,570,089                    17,757,703                   18,706,409
    Fidelity VIP Overseas Portfolio                       553,659                    15,192,411                   11,219,484
    Fidelity VIP II Contrafund Portfolio                1,738,126                    50,666,361                   39,320,611
    Fidelity VIP II Index 500 Portfolio                   634,992                   106,304,073                   81,937,269

MFS Variable Insurance Trust:
    MFS Bond Series                                       747,342                     8,168,448                    8,357,636
    MFS Emerging Growth Series                          1,714,332                    65,041,771                   32,483,597
    MFS Money Market Series                             8,923,044                     8,923,044                    8,923,045
    MFS Research Series                                 1,588,923                    37,085,472                   26,479,099
    MFS Total Return Series                             1,794,720                    31,856,282                   31,104,827
    MFS World Government Series                           216,355                     2,170,037                    2,213,850

The Travelers High Yield Bond Trust                        24,006                       227,340                      225,706

The Travelers Money Market Portfolio                      331,410                       331,410                      331,410

                                                                Schedule, Cont.
                     FIRST CITICORP LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                            Schedule of Investments



----------------------------------------------------------------------------------------------

                                                                Market
                                                                 value           Cost
----------------------------------------------------------------------------------------------
The Traveler Series Trust:
    Large Cap Portfolio                           474,399    $ 10,014,562      9,281,316
    MFS Mid Cap Stock Portfolio                   147,421       2,422,124      1,828,349
    MFS Research Portfolio                        290,525       3,794,262      3,339,758
    Travelers Quality Bond Portfolio              174,800       1,891,337      1,882,204

The Travelers Series Fund:
    AIM Capital Appreciation Portfolio            231,901       4,800,342      3,819,542
    MFS Total Return Portfolio                    252,560       4,099,056      4,089,486
    Putnam Diversified Income Portfolio            85,944         984,054        969,589

Salomon Brothers Variable Series Funds, Inc.:
    Capital Fund                                  436,341       5,964,786      5,705,003
    Investors Fund                                482,679       5,903,165      5,810,925
    Total Return Fund                             220,678       2,257,541      2,328,687
    High Yield Fund                                80,116         738,670        780,236

Templeton Variable Products Series Fund:
    Franklin Small Cap Investments Fund            62,287         980,399        780,718
    Templeton International Fund                   88,449       1,957,367      1,787,308

Concert Investment Series:
    Select Emerging Growth Portfolio               53,642         664,623        585,966
    Select Mid Cap Portfolio                       39,477         470,962        410,213
    Select Growth Portfolio                       108,589       1,287,862      1,173,372
    Select Growth and Income Portfolio             48,268         523,220        493,177
    Select Government Portfolio                    12,002         117,144        120,643

Greenwich Street Series Fund -
    Equity Index Portfolio Class II                65,068       2,330,077      2,199,384

-----------------------------------------------------------------------------------------

                                                                    (Continued)

[KPMG LOGO]


                                           First Citicorp Life Insurance Company
                                           Audited Financial Report 220













                      FIRST CITICORP LIFE INSURANCE COMPANY
                          (a wholly owned subsidiary of
                        Citicorp Life Insurance Company)

                   Statutory Financial Statements and Schedule

                        December 31, 1999, 1998, and 1997

                   (With Independent Auditors' Report Thereon)








                            ------------------------

[KPMG LOGO]

          CityPlace II
          Hartford, CT 06103-4103






                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors
     First Citicorp Life Insurance Company:


     We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of First Citicorp Life Insurance Company (a wholly owned subsidiary of Citicorp Life Insurance Company) as of December 31, 1999 and 1998, and the related statutory statements of operations, capital and surplus, and cash flows for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As described more fully in note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from generally accepted accounting principles. The effect on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, is presumed to be material.

     In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of First Citicorp Life Insurance Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the years in the three-year period then ended.

     Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of First Citicorp Life Insurance Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1999 on the basis of accounting as described in note 1.




[KPMG LOGO]

     Our audit was made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in the accompanying Schedule of Selected Financial Data From Annual Statement is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.


                                    KPMG LLP

     March 30, 2000

                      FIRST CITICORP LIFE INSURANCE COMPANY

                    Statutory Statements of Admitted Assets,
                      Liabilities, and Capital and Surplus

                           December 31, 1999 and 1998




                                                    ADMITTED ASSETS                             1999               1998
                                                                                          ------------------  ----------------
Cash and investments:
   Bonds                                                                                $       431,253,168       379,632,866
   Mortgage loans                                                                                   431,707           604,606
   Cash on hand and on deposit                                                                    6,235,409         1,714,654
   Short-term investments                                                                        24,455,521        29,615,624
                                                                                          ------------------  ----------------

             Total cash and investments                                                         462,375,805       411,567,750

Due from reinsurers                                                                                  83,875           134,467
Accrued investment income                                                                         5,411,563         5,004,937
Transfers from separate accounts due                                                             14,992,874        12,283,644
Other assets                                                                                             --            10,036
                                                                                          ------------------  ----------------

             Total admitted assets excluding separate account assets                            482,864,117       429,000,834

Separate account assets                                                                         741,737,057       403,540,180
                                                                                          ------------------  ----------------

             Total admitted assets                                                      $     1,224,601,174       832,541,014
                                                                                          ==================  ================

                                          LIABILITIES AND CAPITAL AND SURPLUS

Liabilities:
   Future policy benefit reserves:
      Life insurance                                                                    $         4,656,177         2,895,220
      Accident and health insurance                                                                  41,292            26,564
      Policyholder account balances - annuities                                                 436,889,353       374,232,095
   Supplementary contracts without life contingencies                                               808,444           730,645
   Policy and contract claim reserves:
      Life insurance                                                                              1,105,917         1,285,652
      Accident and health insurance                                                                  12,071            65,753
   Federal income taxes due to (from) parent                                                     (1,709,671)        1,986,101
   Asset valuation reserve                                                                          791,701         1,418,378
   Interest maintenance reserve                                                                     647,829         3,326,975
   Other liabilities                                                                              6,325,499         2,338,893
                                                                                          ------------------  ----------------

             Total liabilities excluding separate account liabilities                           449,568,612       388,306,276

Separate account liabilities                                                                    741,737,057       403,540,180
                                                                                          ------------------  ----------------

             Total liabilities                                                                1,191,305,669       791,846,456
                                                                                          ------------------  ----------------

Commitments and contingencies

Capital and surplus:
   Capital stock - $5 par value per share; 400,000 shares
      authorized, issued, and outstanding                                                         2,000,000         2,000,000
   Surplus:
      Paid-in                                                                                    32,000,000        32,000,000
      Unassigned                                                                                   (704,495)        6,694,558
                                                                                          ------------------  ----------------

             Total capital and surplus                                                           33,295,505        40,694,558
                                                                                          ------------------  ----------------

             Total liabilities and capital and surplus                                  $     1,224,601,174       832,541,014
                                                                                          ==================  ================


See accompanying notes to statutory financial statements.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                       Statutory Statements of Operations

                  Years ended December 31, 1999, 1998, and 1997


                                                                            1999               1998               1997
                                                                       ----------------   ----------------   ----------------
Revenues:
   Premiums and annuity considerations:
      Life insurance                                                 $       2,522,901          2,265,209          4,403,236
      Annuities                                                            328,785,289        290,839,483        242,832,491
      Accident and health insurance                                             96,153            112,524          3,270,262
      Supplementary contracts without life
        contingencies                                                           85,325             93,131             60,000
                                                                       ----------------   ----------------   ----------------

             Total premiums and annuity considerations                     331,489,668        293,310,347        250,565,989

   Net investment income                                                    28,517,412         24,939,020         20,772,942
   Amortization of interest maintenance
      reserve                                                                  353,714            433,566            220,878
   Net loss from operations in separate account                                     --                 --           (472,560)
   Other                                                                     6,694,390          6,254,278          1,194,706
                                                                       ----------------   ----------------   ----------------

             Total revenues                                                367,055,184        324,937,211        272,281,955
                                                                       ----------------   ----------------   ----------------

Benefits and expenses:
   Death and other policy benefits:
      Life insurance                                                         2,187,622          1,954,962          3,091,336
      Accident and health insurance                                            (33,037)           292,994            999,422
      Annuities                                                              7,306,095          6,459,356          5,891,652
      Surrenders                                                            69,781,364         50,627,956         36,676,368
      Payments on supplementary contracts                                      393,885            100,823             87,389
   Change in future policy benefits:
      Annuities                                                             62,657,258         66,100,047         65,117,211
      Life insurance                                                         1,760,957            170,455            621,754
      Accident and health insurance                                             14,728           (181,176)           (47,248)
   Change in reserves for supplementary
      contracts                                                                 77,799             27,587             18,555
   Other operating costs and expenses:
      Commissions                                                           21,068,211         17,413,060         14,200,628
      General insurance expenses and
        taxes, licenses, and fees                                            8,521,885          8,515,881          5,260,127
      Net transfer to separate accounts                                    204,573,640        177,175,741        141,267,186
      Other                                                                         --             (5,061)               (45)
                                                                       ----------------   ----------------   ----------------

             Total benefits and expenses                                   378,310,407        328,652,625        273,184,335
                                                                       ----------------   ----------------   ----------------

             Loss from operations before federal income
               tax expense and net realized capital gains                  (11,255,223)        (3,715,414)          (902,380)

Federal income tax expense (benefit)                                        (5,317,493)          (463,095)         1,848,635
                                                                       ----------------   ----------------   ----------------

             Loss from operations before net
               realized capital gains                                       (5,937,730)        (3,252,319)        (2,751,015)

Net realized capital losses, net of IMR transfers                           (2,088,000)                --                 --
                                                                       ----------------   ----------------   ----------------

             Net loss                                                $      (8,025,730)        (3,252,319)        (2,751,015)
                                                                       ================   ================   ================


See accompanying notes to statutory financial statements.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                   Statutory Statements of Capital and Surplus

                  Years ended December 31, 1999, 1998, and 1997




                                                                          1999             1998             1997
                                                                     ---------------  ---------------  ----------------
Capital and surplus at beginning of year                           $     40,694,558       25,211,816        19,152,189

Net loss                                                                 (8,025,730)      (3,252,319)       (2,751,015)

Change in nonadmitted assets                                                     --               --               197

Change in asset valuation reserve                                           626,677         (264,939)         (189,555)

Surplus paid in                                                                  --       19,000,000         9,000,000
                                                                     ---------------  ---------------  ----------------

Capital and surplus at end of year                                 $     33,295,505       40,694,558        25,211,816
                                                                     ===============  ===============  ================


See accompanying notes to statutory financial statements.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                       Statutory Statements of Cash Flows

                  Years ended December 31, 1999, 1998, and 1997




                                                                           1999               1998                1997
                                                                     -----------------  -----------------   -----------------
Cash from operating activities:
   Premiums and annuity considerations                             $      331,404,343        293,849,091         250,512,274
   Net investment income received                                          27,844,154         23,585,121          20,506,033
   Other income received                                                    6,778,284          4,094,765           1,091,035
   Life and accident and health claims
      and other benefits paid                                             (79,869,347)       (60,209,869)        (47,362,201)
   Commissions, other expenses, and taxes paid                            (28,405,407)       (25,407,949)        (19,410,754)
   Federal income taxes                                                     2,873,876         (1,425,291)         (1,703,703)
   Other                                                                      180,960          2,252,644              61,099
   Net transfers to separate accounts                                    (207,462,398)      (182,139,489)       (148,230,813)
                                                                     -----------------  -----------------   -----------------

             Net cash provided by operating activities                     53,344,465         54,599,023          55,462,970
                                                                     -----------------  -----------------   -----------------

Cash from investing activities:
   Proceeds from investments sold, matured,
      or repaid:
        Bonds                                                             296,291,961        116,339,838         183,393,541
        Mortgage loans                                                        172,899            715,670              97,294
        Other                                                                    (502)              (415)                (73)
   Cost of investments acquired:
      Cost of bonds acquired                                             (353,085,717)      (176,363,599)       (238,051,758)
   Other invested assets, net                                                      --            135,192            (135,192)
                                                                     -----------------  -----------------   -----------------

             Total cash used in investing activities                      (56,621,359)       (59,173,314)        (54,696,188)
                                                                     -----------------  -----------------   -----------------

Cash from financing activities:
   Surplus paid in                                                                 --         19,000,000           9,000,000
   Other cash provided                                                      3,529,533            547,296           3,565,220
   Other cash applied                                                        (891,987)          (564,970)         (4,379,471)
                                                                     -----------------  -----------------   -----------------

             Total cash provided by financing activities                    2,637,546         18,982,326           8,185,749
                                                                     -----------------  -----------------   -----------------

             Net change in cash on hand and on deposit
               and short-term investments                                    (639,348)        14,408,035           8,952,531

Cash on hand and on deposit and short-term
   investments, beginning of year                                          31,330,278         16,922,243           7,969,712
                                                                     -----------------  -----------------   -----------------

Cash on hand and on deposit and short-term
   investments, end of year                                        $       30,690,930         31,330,278          16,922,243
                                                                     =================  =================   =================


See accompanying notes to statutory financial statements.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997





  (1)   BASIS OF PRESENTATION AND SUMMARY
         OF SIGNIFICANT ACCOUNTING POLICIES

        First Citicorp Life Insurance Company (the Company) is a wholly owned subsidiary of Citicorp Life Insurance Company (the Parent), which is a third-tier, 78%-owned subsidiary of Citigroup. The Company issues term life insurance, single and flexible premium deferred annuity policies, variable deferred annuity policies, and accident and health policies. The majority of the Company's business is generated through customers of Citigroup and its subsidiaries. The Company also assumes credit life insurance policies. The Company is licensed to issue insurance in the State of New York.

        The accompanying statutory financial statements have been prepared in accordance with insurance accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which vary in some respects from generally accepted accounting principles (GAAP) as discussed more fully in note 10. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. In March 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles (Codification). The Codification, if adopted by an insurer's state of domicile, will constitute the only source of "prescribed" statutory accounting practices. Accordingly, once implemented, the definition of what comprises prescribed versus permitted statutory accounting practices may result in changes to the accounting policies that insurance enterprises use to prepare their statutory financial statements. The implementation date is ultimately dependent on an insurer's state of domicile. The Company is currently evaluating the impact of the Codification on its statutory financial statements. All material transactions recorded by the Company are in conformity with current prescribed practices. The preparation of statutory financial statements requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities as of the date of the financial statements. Actual results could differ from these estimates.

        The significant statutory accounting policies are as follows:

              REVENUES AND EXPENSES

              Life premiums are reflected as earned on the policy anniversary date. Annuity considerations are reported as income when received. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy. Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year. Uncollected premiums represent premiums due less accident and health premiums over 90 days past due. Expenses, including acquisition costs related to acquiring new business and interest credited to policyholder account balances, are charged to operations as incurred. Investment income is recognized as earned.

              POLICY RESERVES

              The liability for future life policy benefits is based on statutory mortality and interest requirements without consideration of withdrawals. The mortality table, and interest assumptions, currently utilized is the 1980 Commissioners Standard Ordinary (CSO) table, with interest rates ranging from 4.5% to 6% for ordinary business, and from 5.5% to 6% for credit business. For new business, the interest assumptions are 5.5% for credit business, and from 4.5%

                                       7                             (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


              to 5.25% for ordinary business. Life reserves are generally calculated on either the net level or Commissioners Reserve Valuation Method (CRVM) basis.

              For deferred annuities, reserves are computed on the Commissioners Annuity Reserve Valuation Method (CARVM) using appropriate issue-year interest rates ranging from 5.0% to 6.5%.

              The Company provides a liability for accident and health policies which represents an estimate of the ultimate costs of unpaid claims incurred through December 31 of each year. Management believes this liability will be adequate to cover such costs; however, the ultimate liability may be more or less than the estimated liability.

              INVESTMENTS

              Bonds and short-term investments, which consist primarily of U.S. Treasury, corporate, and mortgage-backed securities, are valued as prescribed by the National Association of Insurance Commissioners
              (NAIC) and are generally carried at amortized cost. Mortgage loans are stated at the unpaid principal balance and represent first liens on residential properties located in the United States.

              Life insurance companies are required to establish an Asset Valuation Reserve (AVR) and an Interest Maintenance Reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate, and other invested assets and is recorded as a direct charge to surplus in accordance with statutory accounting principles. The IMR is designed to defer net realized capital gains and losses resulting from changes in the level of interest rates in the market and to amortize them into income over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion not yet taken into income.

              CAPITAL GAINS AND LOSSES

              The cost of investments sold is generally determined on the first-in, first-out method and includes the effects of any related amortization of premium or accretion of discount. Realized investment gains and losses are reported net of income tax expense (benefit) of ($1,252,155), $454,191, and $805,989 for the years ended December 31, 1999, 1998, and 1997, respectively, and are included in the determination of net income. Realized investment gains (losses) in 1999, 1998, and 1997 of ($2,325,432), $843,497, and $1,496,838, respectively, were excluded from net income by a transfer to the IMR, net of Federal income taxes.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES

              The assets and liabilities of the separate account represent segregated funds administered and invested by the Company for purposes of funding variable annuity contracts for the exclusive benefit of variable annuity contractholders. The Company receives administrative fees from the separate accounts and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contractholders. The amount of the asset balance in excess of liabilities included within surplus represents policy surrender charges which are permitted to be recorded to surplus under statutory accounting practices. The assets and liabilities of the separate accounts are carried at fair value.

                                       8                             (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


              NONADMITTED ASSETS

              Assets included in the statutory statements of admitted assets, liabilities, and capital and surplus are at "admitted asset values." Nonadmitted assets, principally capitalized expenditures for furniture and equipment, are excluded from the accompanying statutory financial statements through a charge against unassigned surplus.

              FEDERAL INCOME TAXES

              Federal income taxes are charged to operations based on income that is currently taxable. No charge to operations is made or liability established for the tax effects of temporary differences between the financial reporting and tax basis of assets and liabilities.

              FAIR MARKET DISCLOSURES

              Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care. The following methods and assumptions were used to estimate the fair market value of each class of financial instrument for which it was practicable to estimate fair value:

                    INVESTMENT SECURITIES

                    Fixed maturities are based on market prices obtained from a pricing service which approximates fair value.

                    MORTGAGE LOANS

                    First mortgages on real estate are carried at the unpaid principal balance. As discussed in note 3, the Company bears no credit risk as all mortgage loans were purchased, with recourse, from an affiliate. The carrying value of mortgage loans approximates fair value.

                    POLICYHOLDER ACCOUNT BALANCES

                    The liability for policyholder account balances is related to investment-type annuity contracts for which crediting rates are subject to adjustment annually, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. The carrying value approximates fair value at December 31, 1999 and 1998.

                    CASH AND SHORT-TERM INVESTMENTS

                    The carrying amount is a reasonable estimate of fair value.

                                       9                             (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


              CASH AND CASH EQUIVALENTS

              For purposes of reporting cash flows, cash and cash equivalents represent demand deposits and highly liquid short-term investments, which include discount notes, commercial paper, and repurchase agreements with original or remaining maturities of 90 days or less when purchased.

              RECLASSIFICATIONS

              Certain reclassifications have been made to the 1998 and 1997 information to conform with the 1999 presentation.

 (2)    REINSURANCE

        Insurance is assumed from other companies in areas where the Company had or has limited authority to write business. Normally, a commission based on net written premiums is charged by the ceding company under the terms of the agreement.

        Effective August 1, 1998, the Company entered into an assumption reinsurance agreement to cede its obligation for certain term life and accident and health policies to unaffiliated third parties. The Company recorded a pre-tax gain of $775,806 on the transaction and included this amount in other income in the annual statement filed with regulators.

        Effective January 1, 1998, the Company entered into an assumption reinsurance agreement to cede its obligation for certain accident and health policies to unaffiliated third parties. The Company recorded a pre-tax gain of $56,547 on the transaction and included this amount in other income in the annual statement filed with regulators.

        Effective January 1, 1998, the Company entered into reinsurance agreements to cede its obligation for certain term life and accident and health policies to an unaffiliated third party. The Company recorded $2,100,000 in ceding fees included in commissions and expense allowances on reinsurance ceded on the statements of operations and transferred $885,657 in policy liabilities to the reinsurer related to this transaction.

                                       10                            (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


        The effect of reinsurance on premiums for the years ended December 31, 1999, 1998, and 1997 is as follows:

                                                                       1999               1998               1997
                                                                  ----------------  -----------------  -----------------
        Direct premiums and annuity considerations:
            Annuities                                          $      328,797,393       290,839,483        242,832,491
            Life                                                        4,200,901         3,552,617          4,568,893
            Accident and health                                         1,298,976         1,537,721          2,337,584
            Premiums assumed - life                                       265,539           252,752            274,757
            Premiums assumed - accident and health                        509,696           728,139            932,678
            Premiums ceded - annuities                                    (12,105)               --                 --
            Premiums ceded - life                                      (1,943,539)       (1,540,160)          (440,414)
            Premiums ceded - accident and health                       (1,712,518)       (2,153,336)                --
                                                                  ----------------  -----------------  -----------------

                   Net premiums earned                         $      331,404,343       293,217,216        250,505,989
                                                                  ================  =================  =================

        Reserve credits taken with respect to risks ceded to other companies amounted to $2,417,114, $2,480,850, and $58,769 at December 31, 1999,
        1998, and 1997, respectively. The Company remains contingently liable with respect to any reinsurance ceded and would become actually liable if the assuming company was unable to meet its obligations under the reinsurance treaty.

  (3)   INVESTMENTS

        Major categories of net investment income for the years ended December 31, 1999, 1998, and 1997 consist of the following:

                                                                         1999              1998              1997
                                                                    ----------------  ----------------  ----------------
        Bonds                                                     $     27,363,542        23,872,163        20,469,123
        Mortgage loans                                                      39,781            91,059           116,139
        Short-term investments                                           1,860,381         1,371,008           861,812
        Other                                                                3,038            20,774            63,433
                                                                    ----------------  ----------------  ----------------

                 Total investment revenue                               29,266,742        25,355,004        21,510,507

        Investment expense                                                 749,330           415,984           737,565
                                                                    ----------------  ----------------  ----------------

                 Net investment income                            $     28,517,412        24,939,020        20,772,942
                                                                    ================  ================  ================

                                       11                            (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


        Investments in bonds at December 31, 1999 and 1998 are summarized below.

                                                                                  1999
                                                 -----------------------------------------------------------------------
                                                                         GROSS            GROSS
                                                     CARRYING         UNREALIZED        UNREALIZED        ESTIMATED
                                                      VALUE              GAINS            LOSSES          FAIR VALUE
                                                 -----------------  ----------------  ---------------  -----------------
         Bonds:
            U.S. Treasury securities           $     32,881,604                --          (597,046)       32,284,558
            U.S. government agencies                133,572,963            78,620        (4,494,756)      129,156,827
            Industrial and miscellaneous            264,798,601         2,090,137       (12,810,755)      254,077,983
                                                 -----------------  ----------------  ---------------  -----------------

               Total bonds                     $    431,253,168         2,168,757       (17,902,557)      415,519,368
                                                 =================  ================  ===============  =================

                                                                                  1998
                                                 -----------------------------------------------------------------------
                                                                         GROSS            GROSS
                                                     CARRYING         UNREALIZED        UNREALIZED        ESTIMATED
                                                      VALUE              GAINS            LOSSES          FAIR VALUE
                                                 -----------------  ----------------  ---------------  -----------------

         Bonds:
            U.S. Treasury securities           $      1,317,973            41,973                --         1,359,946
            U.S. government agencies                123,016,337         2,090,419           (28,909)      125,077,847
            Industrial and miscellaneous            255,298,556         6,476,935        (2,841,473)      258,934,018
                                                 -----------------  ----------------  ---------------  -----------------

               Total bonds                     $    379,632,866         8,609,327        (2,870,382)      385,371,811
                                                 =================  ================  ===============  =================

        The carrying and estimated fair values of bonds at December 31, 1999, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                        CARRYING          ESTIMATED
                                                                                         VALUE            FAIR VALUE
                                                                                    -----------------  -----------------
        Within 1 year                                                             $       7,349,430          7,110,260
        After 1 year through 5 years                                                    109,060,471        106,375,398
        After 5 years through 10 years                                                   93,860,289         90,767,007
        After 10 years through 20 years                                                   7,767,766          7,240,950
        After 20 years                                                                   24,515,594         21,184,340
        Mortgage-backed and asset-backed securities                                     188,699,618        182,841,413
                                                                                    -----------------  -----------------

                                                                                  $     431,253,168        415,519,368
                                                                                    =================  =================

        Proceeds from sale of bonds during 1999, 1998, and 1997 were $262,197,676, $80,744,910, and $154,306,338, respectively. Gross gains of $578,587, $1,363,299, and $2,720,547, and gross losses of
        $6,244,174, $65,611, and $417,720 were realized on those sales in 1999,
        1998, and 1997, respectively.

                                       12                            (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


        Investments in mortgage loans were purchased from Citicorp Mortgage, Inc. (CMI), an affiliate of the Company, pursuant to a Mortgage Loan Purchase and Sale Agreement. In the event of default by the borrower, CMI has agreed to take back the related loans at current book value.

  (4)   INVESTMENTS ON DEPOSIT

        At December 31, 1999 and 1998, investments with a carrying value of $573,067 and $574,609, respectively, were on deposit with the Department of Insurance of the State of New York, as required by law, and $76,654 and $500,429, respectively, were on deposit in escrow accounts under the terms of certain of the Company's reinsurance agreements.

  (5)   FEDERAL INCOME TAXES

        The Company's Federal income tax return is consolidated with its Parent. The method of allocation is subject to written agreement with the allocation based upon taxable income calculations. Intercompany tax balances payable are settled annually.

        Federal income tax expense on income from operations varies from amounts computed by applying the current federal corporate income tax rate to income (loss) from operations before Federal income tax expense and net realized capital gains. The reasons for these differences, and the tax effects thereof, are as follows:

                                              1999                        1998                         1997
                                   -------------------------  --------------------------  ------------------------------
                                       AMOUNT        PERCENT       AMOUNT        PERCENT       AMOUNT        PERCENT
        Computed "expected" tax
           at U.S. corporate
           tax rate              $    (3,939,328)    35.00%   $   (1,300,395)    35.00%   $     (315,833)     35.00%
        Difference between
           changes in
           statutory reserves
           as compared to tax
           reserves                       81,663      (.73)          120,767     (3.25)          133,000     (14.74)
        Policy acquisition
           expenses capitalized,
           net of amortization           877,194     (7.79)        1,103,469    (29.70)          995,623    (110.33)
        Provision to return and
           other, net                 (2,337,022)    20.76          (386,936)    10.42         1,035,845    (114.79)
                                   --------------- --------------------------- ------------ -------------- -------------

                                 $    (5,317,493)    47.24%   $     (463,095)    12.47%   $    1,848,635    (204.86)%
                                   =============== =========  ================ =========  ================ =============

                                       13                            (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


  (6)   RELATED-PARTY TRANSACTIONS

        The Company has entered into various service agreements with the Parent and other affiliates which cover management, investment, and information processing services. Expenses incurred under such agreements were $5,080,680, $5,432,438, and $3,462,644 in 1999, 1998, and 1997,
        respectively.

        The Company occupies certain facilities which are leased by an affiliate. The Company is allocated a portion of the lease expense by the affiliate. Allocated rent expense totaled $50,491, $341,222, and $260,401 in 1999, 1998, and 1997, respectively.

        The Company utilizes the services of Citicorp Insurance Services, Inc. Employees of this company are eligible to participate in defined benefit plans provided by Citicorp. Charges for these services are based on the actual salary and benefit costs of employees providing service to the Company. Included in these charges are costs associated with Citicorp's benefit plans.

  (7)   DIVIDEND RESTRICTIONS

        A New York domestic life insurance company shall not distribute a dividend to its stockholders unless a notice of its intention and the amount thereof has been filed with the Superintendent of Insurance not less than 30 days in advance of such declaration. Such dividends may not exceed the lessor of 10% of surplus as of December 31 of the preceding year or 100% of net investment income, subject to certain adjustments, of the preceding year. The Company did not pay a dividend in 1999, 1998, or 1997.

  (8)   RISK-BASED CAPITAL

        The insurance departments of various states, including the Company's domiciliary state of New York, impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.

        The RBC guidelines define specific capital levels where action by the Company or regulatory intervention is required based on the ratio of a Company's actual total adjusted capital (sum of capital and surplus and asset valuation reserve) to control levels determined by the RBC formula. At December 31, 1999, the Company's total adjusted capital exceeded all regulatory requirements, thus no action by the Company or its regulators is required.

  (9)   CONTINGENCIES

        The Company is involved in various litigation arising in the ordinary course of operations. Management is of the opinion, after reviewing these matters with legal counsel, that the ultimate liability, if any, resulting from any or all of the above matters would not have a material adverse effect on the Company's financial position.

                                       14                            (Continued)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997


(10)    DIFFERENCES BETWEEN GENERALLY ACCEPTED ACCOUNTING
              PRINCIPLES AND STATUTORY ACCOUNTING PRACTICES

        Statutory accounting practices differ in some respects from generally accepted accounting principles. Under generally accepted accounting principles (GAAP), the following applies:

        (a) The liability for future policy benefits is computed using the rule-of-78s and pro rata methods.

        (b) Life premiums are reflected as earned when due. Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

        (c) Acquisition costs are capitalized and amortized generally over the premium paying period for individual life contracts in relation to the estimated present value of gross profits of the underlying business for interest-sensitive life and investment contracts.

        (d) Deferred income taxes are provided for the tax effects of temporary differences between the financial reporting and tax bases of assets and liabilities.

        (e) Nonadmitted assets, less applicable allowance accounts, are restored to the financial statements.

        (f) Asset valuation and interest maintenance reserves are not provided.

        (g) Realized investment gains (losses) resulting from changes in interest rates are recognized when the related security is sold.

        (h) Debt securities are classified into one of three categories: held to maturity, trading, or available for sale. Held-to-maturity securities are carried at amortized cost. Trading securities are reported at fair value with unrealized gains and losses included in earnings. Available-for-sale securities are reported at fair value with unrealized gains and losses excluded from earnings and reported as a separate component of stockholders' equity, net of tax.

        (i) Reinsurance premiums, commissions, expense reimbursements, and reserves would be presented on a gross basis consistent with terms of the reinsurance contracts.

        (j)   Comprehensive income disclosures are included.

        (k) Costs of providing postretirement benefits other than pensions are calculated without regard to active non-vested employees.

              The statutory financial statements do not include any adjustments that might result from differences between statutory accounting practices and GAAP.

                                                                        SCHEDULE
                      FIRST CITICORP LIFE INSURANCE COMPANY

            Schedule of Selected Financial Data from Annual Statement

                          Year ended December 31, 1999




Investment income earned:
   Government bonds                                                                                   $             3,083,269
   Other bonds (unaffiliated)                                                                                      24,280,273
Bonds of affiliates
Preferred stocks (unaffiliated)                                                                                            --
Preferred stocks of affiliates                                                                                             --
Common stocks (unaffiliated)                                                                                               --
Common stocks of affiliates                                                                                                --
Mortgage loans                                                                                                         39,781
Real estate                                                                                                                --
Premium notes, policy loans, and liens                                                                                     --
Collateral loans                                                                                                           --
Cash on hand and on deposit                                                                                                --
Short-term investments                                                                                              1,860,381
Other invested assets                                                                                                      --
Derivative instruments                                                                                                 (2,175)
Aggregate write-in for investment income                                                                                5,213
                                                                                                        ----------------------

             Gross investment income                                                                  $            29,266,742
                                                                                                        ======================

Real estate owned - book value less encumbrances                                                      $                    --
                                                                                                        ======================

Mortgage loans - book value:
   Farm mortgages                                                                                     $                    --
   Residential mortgages                                                                                              431,707
   Commercial mortgages                                                                                                    --
                                                                                                        ----------------------

             Total mortgage loans                                                                     $               431,707
                                                                                                        ======================

Mortgage loans by standing - book value:
   Good standing                                                                                      $               431,707
   Good standing with restructured terms                                                                                   --
   Interest overdue more than three months,
      not in foreclosure                                                                                                   --
   Foreclosure in process                                                                                                  --
Other long-term assets - statement value                                                                                   --
Collateral loans                                                                                                           --
Bonds and stocks of parents, subsidiaries, and affiliates - book value:
      Bonds                                                                                                                --
      Preferred stocks                                                                                                     --
      Common stocks                                                                                                        --
                                                                                                        ======================

                                                                 SCHEDULE, CONT.
                      FIRST CITICORP LIFE INSURANCE COMPANY

      Schedule of Selected Financial Data from Annual Statement, Continued

                          Year ended December 31, 1999




Bonds and short-term investments by class and maturity:
   Bonds by maturity - statement value:
      Due within one year or less                                                                     $            61,765,458
      Over 1 year through 5 years                                                                                 168,083,226
      Over 5 years through 10 years                                                                               117,921,929
      Over 10 years through 20 years                                                                               41,358,096
      Over 20 years                                                                                                66,579,980
                                                                                                        ----------------------

             Total by maturity                                                                        $           455,708,689
                                                                                                        ======================

Bonds by class - statement value:
   Class 1                                                                                            $           368,893,356
   Class 2                                                                                                         76,939,793
   Class 3                                                                                                          5,224,016
   Class 4                                                                                                          2,816,661
   Class 5                                                                                                          1,834,863
   Class 6                                                                                                                 --
                                                                                                        ----------------------

             Total by class                                                                                       455,708,689
             Total bonds publicly traded                                                                          407,589,776
                                                                                                        ----------------------

             Total bonds privately placed                                                             $            48,118,913
                                                                                                        ======================

Preferred stocks - statement value                                                                    $                    --
Common stocks - market value                                                                                               --
Short-term investments - book value                                                                                24,455,521
Financial options owned - statement value                                                                                  --
Financial options written and in force - statement value                                                                   --
Financial futures contracts open - current price                                                                           --
Cash on deposit                                                                                                     6,235,409
Life insurance in force (in thousands):
   Industrial                                                                                                              --
   Ordinary                                                                                                           185,602
   Credit life                                                                                                        220,191
   Group life                                                                                                          55,149
Amount of accidental death insurance in force under
   ordinary policies                                                                                                       --
Life insurance policies with disability provisions in force:
   Industrial                                                                                                              --
   Ordinary                                                                                                                --
   Credit Life                                                                                                             --
   Group Life                                                                                                              --
                                                                                                        ======================

                                                                 SCHEDULE, CONT.
                      FIRST CITICORP LIFE INSURANCE COMPANY

      Schedule of Selected Financial Data from Annual Statement, Continued

                          Year ended December 31, 1999




Supplementary contracts in force:
   Ordinary - not involving life contingencies: Amount on deposit                                     $               808,444
      Income payable                                                                                                  105,113
   Ordinary - involving life contingencies - income
      payable                                                                                                              --
   Group - not involving life contingencies:
      Amount of deposit                                                                                                    --
      Income payable                                                                                                       --
   Group - involving life contingencies - income payable -- Annuities:
   Ordinary:
      Immediate - amount of income payable                                                                             80,422
      Deferred - fully paid account balance                                                                     1,188,986,254
      Deferred - not fully paid account balance                                                                            --
   Group:
      Immediate - amount of income payable                                                                                 --
      Fully paid account balance                                                                                           --
      Not fully paid account balance                                                                                       --
Accident and health insurance - premium in force:
   Ordinary                                                                                                                --
   Group                                                                                                                   --
   Credit                                                                                                             114,170
Deposit funds and dividend accumulations:
   Deposit funds account balance                                                                                           --
   Dividend accumulations account balance                                                                                  --
Claim payments 1999:
   Group accident and health year ended
      December 31:
        1999                                                                                                               --
        1998                                                                                                               --
        1997                                                                                                               --
        1996                                                                                                               --
   Other accident and health:
        1999                                                                                                               --
        1998                                                                                                               --
        1997                                                                                                               --
        1996                                                                                                               --
   Other coverages that use developmental methods to calculate claims reserves:
        1999                                                                                                            4,496
        1998                                                                                                           12,840
        1997                                                                                                            3,309
        1996                                                                                                               --
                                                                                                        ======================


See accompanying independent auditors' report.

                                     PART C

                                OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

       The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

          Statement of Net Assets as of December 31, 1999

          Statement of Operations for the year ended December 31, 1999

          Statement of Changes in Net Assets for the year ended December 31,
          1999

          Notes to Financial Statements

          Schedule of Investments as of December 31, 1999

       The statutory financial statements of First Citicorp Life Insurance Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The statutory financial statements of First Citicorp Life Insurance Company include:

                  Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 1999 and 1998

                  Statutory Statements of Operations for the years ended December 31, 1999, 1998 and 1997 Statutory Statements of Capital and Surplus for the years ended December 31, 1999, 1998 and 1997

                  Statutory Statements of Cash Flow for the years ended December 31, 1999, 1998 and 1997

                  Notes to Statutory Financial Statements Schedule of Selected Financial Data from Annual Statement for the year ended December 31, 1999

(b)    Exhibits

(1) Certified resolution of the board of directors of First Citicorp Life Insurance Company (the "Company") establishing First Citicorp Life Variable Annuity Separate Account (the "Separate Account").*

(2)    Not Applicable.

(3) Form of underwriting agreement among the Company, the Separate Account and CFBDS, Inc.(formerly The Landmark Funds Broker-Dealer Services, Inc.)*

(4)    (a)    Contract Form.*

       (b)    Individual Retirement Annuity Endorsement.*

       (c)    403(b) Tax Sheltered Annuity Endorsement.*

       (d) Annuity Contract Endorsement: Amendment of Annuity Income Option Tables.*

       (e)    Variable Annuity Endorsement: Amendment of Contract
              Provisions.****

       (f)    Roth Individual Retirement Annuity Endorsement.****

(5)    Contract Application.**

(6)    (a)    Certificate of Incorporation of the Company.*

       (b)    By-Laws of the Company.*

(7)    None.

(8)    (a)    Participation Agreement Among Variable Insurance Products Fund,
              Fidelity Distributors Corporation and First Citicorp Life
              Insurance Company*

       (b) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and First Citicorp Life Insurance Company.**

       (c) Participation Agreement Among MFS Variable Insurance Trust, First Citicorp Life Insurance Company and Massachusetts Financial Services Company.**

       (d) Participation Agreement By and Among AIM Variable Insurance Funds, Inc. and First Citicorp Life Insurance Company, on Behalf of Itself and First Citicorp Life Variable Annuity Separate Account.**

       (e) Participation Agreement Among CitiFunds and First Citicorp Life Insurance Company.**

       (f) Participation Agreement Between Variable Annuity Portfolios and First Citicorp Life Insurance Company.**

       (g) Administrative Services Agreement between Citicorp Insurance Services, Inc. and First Citicorp Life Insurance Company with Addendums.*

(9)    Opinion and Consent of Catherine S. Mulholland, Esq.

(10)   (a)    Consent of Sutherland, Asbill & Brennan LLP.

       (b)    Consent of KPMG LLP.

(11)   Not Applicable.

(12)   None.

(13)   Schedule for Computation of Each Performance Calculation.***

(14)   Not Applicable

* Incorporated herein by reference to the registrant's Post-Effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 29, 1996(File 33-83354)

**     Incorporated herein by reference to the registrant's Post-Effective
Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on November 8, 1996 (File 33-83354).

***    Incorporated herein by reference to the registrant's Post-Effective
Amendment No. 5 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 29, 1997 (File 33-83354).

****   Incorporated herein by reference to the registrant's Post-Effective
Amendment No. 7 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 27, 1998 (File 33-83354).

Item 25.    DIRECTORS AND OFFICERS OF THE COMPANY.

DIRECTORS**

       Jack S. Berger
       Frederick W. Bradley, Jr.*
       Elizabeth C. Craig
       Carl W. Desch*
       Alice B. Leopold
       Frederic W. Thomas, Jr.*
       John M. Walbridge*
       Larry D. Williams

* Outside Director

OFFICERS**

     Catherine S. Mulholland        Senior Vice President and General Counsel
     Benjamin G. Spurgeon           Senior Vice President and
                                    Chief Actuary/Valuation Actuary
     Larry D. Williams              Senior Vice President
     Barbara S. Drake               Vice President
     Walter C. Smith                Vice President and Treasurer
     Susan Houser                   Assistant Vice President and Claims Managers
     Bruce Rechsteiner              Assistant Vice President

*333 West 34th Street, 10th Floor, New York, New York 10001

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

ORGANIZATION CHART

                                    CITIGROUP

                             (Delaware Corporation)
                     --------------------------------------
                                               100%

                     ---------------------------------------
                             CITICORP HOLDINGS, INC.
                             (Delaware Corporation)
                     ---------------------------------------
                                               100%

                   ------------------------------------------
                                CITIBANK DELAWARE
                             (Delaware Corporation)
                   -------------------------------------------

              100%

--------------------------------------
CITICORP LIFE
INSURANCE COMPANY
(Arizona Corporation)
--------------------------------------
              100%                                             100%

--------------------------------------                 ------------------------
FIRST CITICORP LIFE                                    CITICORP ASSURANCE CO
INSURANCE COMPANY                                      (Delaware Corporation)
(New York Corporation)

ITEM 27.    NUMBER OF CONTRACT OWNERS

As of December 31, 1999, there were 11,770 contract owners.

ITEM 28.    INDEMNIFICATION

       The Bylaws of First Citicorp Life Insurance Company provide in Article VIII as follows:

       (a) The Corporation shall indemnify any person made a party to an action or proceeding by or in the right of the Corporation to procure a judgment in its favor, by reason of the fact that he, his testator or intestate, is or was a director or officer or employee of the Corporation against the reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense of such action or proceeding, or in connection with an appeal therein, except in relation to matters as to which such person is adjudged to have breached his duty to the Corporation; and

       (b) The Corporation shall indemnify any person made, or threatened to be made a party to an action or proceeding other than one by or in the right of the Corporation to procure a judgement in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind domestic or foreign, which any director or officer or employee of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director or officer or employee of the Corporation, or served such other corporation in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such person acted in good faith, for a purpose which he reasonably believed to be in the best interests of the Corporation and, in criminal actions, or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

       Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, offi-cers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforce-able. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemni-fication by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITER

(a) CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds(SM) International Growth & Income Portfolio, CitiFunds(SM) International Growth Portfolio, CitiFunds(SM) U.S. Treasury Reserves, CitiFunds(SM) Cash Reserves, CitiFunds(SM) Premium U.S. Treasury Reserves,

CitiFunds(SM) Premium Liquid Reserves, CitiFunds(SM) Institutional U.S. Treasury Reserves, CitiFunds(SM) Institutional Liquid Reserves, CitiFunds(SM) Institutional Cash Reserves, CitiFunds(SM) Tax Free Reserves, CitiFunds(SM) Institutional Tax Free Reserves, CitiFunds(SM) California Tax Free Reserves, CitiFunds(SM) Connecticut Tax Free Reserves, CitiFunds(SM) New York Tax Free Reserves, CitiFunds(SM) New York Tax Free Income Portfolio, CitiFunds(SM) National Tax Free Income Portfolio, CitiFunds(SM) California Tax Free Income Portfolio, CitiFunds(SM) Intermediate Income Portfolio, CitiFunds(SM) Balanced Portfolio, CitiFunds(SM) Small Cap Value Portfolio, CitiFunds(SM) Growth & Income Portfolio, CitiFunds(SM) Large Cap Growth Portfolio, CitiFunds(SM) Small Cap Growth Portfolio, CitiFunds(SM) Short-Term U.S. Government Income Portfolio, CitiFunds(SM) Emerging Asian Markets Equity Portfolio CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400, CitiSelect(R) VIP Folio 500, CitiFunds(SM) Small Cap Growth VIP Portfolio, CitiSelect(R) Folio 100, CitiSelect(R) Folio 200, CitiSelect(R) Folio 300, CitiSelect(R) Folio 400, and CitiSelect(R) Folio 500.

CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, High Yield Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio, Emerging Asian Markets Equity Portfolio.

(b) The information required by this item 29 with respect to each director and officer of CFBDS, Inc. is incorporated by reference to Schedule A or Form BD filed by CFBDS, Inc pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

       (c)    Not applicable.

ITEM 30.    LOCATION BOOKS AND RECORDS

       All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 333 West 34th Street York, New York.

ITEM 31.    MANAGEMENT SERVICES

            Not applicable.

ITEM 32.    UNDERTAKINGS AND REPRESENTATIONS

       (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

       (b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or
(2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

       (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

       (d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

       (e) First Citicorp Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Citicorp Life Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Dover, and the State of Delaware, on this 28th day of April, 2000.

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

                                  (Registrant)

Attest:/s/Catherine S. Mulholland    By:/s/Larry D. Williams
---------------------------------    -------------------------------------------
Senior Vice President and                  Senior Vice President
General Counsel                            First Citicorp Life Insurance Company

                    BY: FIRST CITICORP LIFE INSURANCE COMPANY

                                   (Depositor)

Attest:/s/Catherine S. Mulholland    By:/s/Larry D. Williams
---------------------------------    -------------------------------------------
Senior Vice President and                  Senior Vice President
General Counsel                            First Citicorp Life Insurance Company

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2000.

Signature                                        Title
---------                                        -----

/s/Jack S. Berger                                Director
-------------------------
Jack S. Berger

/s/Frederic W. Bradley                           Director
-------------------------
Frederic W. Bradley

/s/Elizabeth C. Craig                            Director
-------------------------
Elizabeth C. Craig

/s/Carl W. Desch                                 Director
-------------------------
Carl W. Desch

/s/Alice B. Leopold                              Director
-------------------------
Alice B. Leopold

/s/Frederic W. Thomas                            Director
-------------------------
Frederic W. Thomas

/s/Larry D. Williams                             Director, Senior Vice President
-------------------------
Larry D. Williams

/s/Walter C. Smith, Jr.                          Treasurer, Vice President
-------------------------
Walter C. Smith, Jr.

                                  EXHIBIT INDEX

Exhibit
No.      Description                                            Method of Filing
-------  --------------                                         ----------------
9.       Opinion and Consent of Catherine S. Mulholland           Electronically

10(a).   Consent of Sutherland Asbill & Brennan                   Electronically

10(b).   Consent of KPMG LLP.                                     Electronically